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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor,

Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

Russell Investment Funds

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1. Reports to Stockholders

2012 SEMI-ANNUAL REPORT

Russell

Investment Funds

JUNE 30, 2012

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Funds

Semi-annual Report

June 30, 2012 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investments is the owner of the trademarks, service marks, and copyrights related to its respective indexes.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Funds

Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2012	$1,000.00	$1,000 .00
Ending Account Value
June 30, 2012	$1,077.20	$1,020.64
Expenses Paid During Period*	$4.39	$4.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.7%
Consumer Discretionary - 13.4%
Amazon.com, Inc. (Æ)	13,360	3,051
Automated Security Holdings PLC - ADR (Æ)(Ñ)	33,100	443
Avon Products, Inc.	34,700	562
Bed Bath & Beyond, Inc. (Æ)	6,688	413
CBS Corp. Class B	26,500	869
Chipotle Mexican Grill, Inc. Class A (Æ)	600	228
Coach, Inc.	5,150	301
Comcast Corp. Class A	27,300	873
Costco Wholesale Corp.	9,900	941
Cracker Barrel Old Country Store, Inc.	1,900	119
eBay, Inc. (Æ)	73,970	3,108
Estee Lauder Cos., Inc. (The) Class A	7,878	426
Ford Motor Co. (Ñ)	69,421	666
GameStop Corp. Class A (Ñ)	19,400	356
General Motors Co. (Æ)	70,300	1,387
Genuine Parts Co.	4,300	259
Guess?, Inc. (Ñ)	25,900	787
Hanesbrands, Inc. (Æ)	19,100	530
Hertz Global Holdings, Inc. (Æ)	52,000	666
Home Depot, Inc.	31,365	1,662
Johnson Controls, Inc.	107,500	2,978
Kohl’s Corp.	12,600	573
Las Vegas Sands Corp.	39,155	1,704
Limited Brands, Inc.	24,410	1,038
Lowe’s Cos., Inc.	23,400	665
Lululemon Athletica, Inc. (Æ)(Ñ)	5,000	298
Macy’s, Inc.	22,100	759
McDonald’s Corp.	6,800	602
McGraw-Hill Cos., Inc. (The)	12,100	545
MGM Resorts International (Æ)	33,700	376
Michael Kors Holdings, Ltd. (Æ)	16,525	691
News Corp. Class A	39,000	869
Nike, Inc. Class B	7,300	641
priceline.com, Inc. (Æ)	2,086	1,386
PVH Corp.	4,100	319
Scholastic Corp.	4,900	138
Snap-on, Inc.	8,600	535
Starbucks Corp.	56,740	3,026
Starwood Hotels & Resorts Worldwide, Inc. (ö)	25,300	1,342
Target Corp.	11,800	687
Tesla Motors, Inc. (Æ)(Ñ)	8,250	258
Texas Roadhouse, Inc. Class A	8,200	151
Time Warner, Inc.	139,050	5,353
Tractor Supply Co.	2,600	216
Ulta Salon Cosmetics & Fragrance, Inc.	3,200	299
Under Armour, Inc. Class A (Æ)(Ñ)	3,900	368
Viacom, Inc. Class B	56,250	2,644
Visteon Corp. (Æ)	5,700	214
Walt Disney Co. (The)	13,600	660
Warnaco Group, Inc. (The) (Æ)	11,300	481
Whirlpool Corp.	10,500	642
WMS Industries, Inc. (Æ)	10,100	201
Yum! Brands, Inc.	50,900	3,279

		51,585

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 6.4%
Archer-Daniels-Midland Co.	70,300	2,075
Bunge, Ltd.	9,600	602
Cia de Bebidas das Americas - ADR	25,510	978
Clorox Co. (The)	6,500	471
Coca-Cola Co. (The)	66,307	5,186
Colgate-Palmolive Co.	20,100	2,092
Dean Foods Co. (Æ)	53,700	915
Herbalife, Ltd.	3,333	161
Kraft Foods, Inc. Class A	51,600	1,992
Lorillard, Inc.	6,900	910
Molson Coors Brewing Co. Class B	16,800	699
PepsiCo, Inc.	12,650	894
Philip Morris International, Inc.	5,500	480
Procter & Gamble Co. (The)	55,250	3,385
Safeway, Inc. (Ñ)	36,200	657
Tyson Foods, Inc. Class A	32,200	606
Walgreen Co.	37,600	1,112
Whole Foods Market, Inc.	12,490	1,190

		24,405

Energy - 9.5%
Anadarko Petroleum Corp.	23,950	1,585
Apache Corp.	17,840	1,568
Arch Coal, Inc. (Ñ)	58,800	405
Cabot Oil & Gas Corp.	12,166	479
Chevron Corp.	35,460	3,740
Cimarex Energy Co.	6,900	380
Exxon Mobil Corp.	90,350	7,730
FMC Technologies, Inc. (Æ)	5,600	220
Forest Oil Corp. (Æ)	39,100	287
Halliburton Co.	23,500	667
Marathon Oil Corp.	44,100	1,128
Marathon Petroleum Corp.	32,940	1,480
Murphy Oil Corp.	38,000	1,911
National Oilwell Varco, Inc.	37,615	2,425
Noble Corp. (Æ)	7,000	228
Noble Energy, Inc.	14,400	1,221
Occidental Petroleum Corp.	27,500	2,359
Patterson-UTI Energy, Inc.	31,100	453
Phillips 66 (Æ)	40,475	1,345
Pioneer Natural Resources Co.	2,400	212
Schlumberger, Ltd.	33,480	2,173
SM Energy Co.	9,500	467
Southwestern Energy Co. (Æ)	40,200	1,284
Statoil ASA - ADR	34,600	826
Total SA - ADR	10,200	458
Valero Energy Corp.	24,100	582
Whiting Petroleum Corp. (Æ)	23,200	954

		36,567

Financial Services - 15.5%
Alert Care Corp. - ADR (Æ)(Ñ)	55,800	807
Allied World Assurance Co. Holdings AG	6,100	485
Allstate Corp. (The)	2,300	81
American Express Co.	34,018	1,981

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Tower Corp. Class A (ö)	6,000	419
Aspen Insurance Holdings, Ltd.	8,000	231
Assurant, Inc.	10,100	352
Bank of New York Mellon Corp. (The)	76,500	1,679
BB&T Corp.	92,250	2,846
Berkshire Hathaway, Inc. Class B (Æ)	1,300	108
BlackRock, Inc. Class A	2,200	374
Capital One Financial Corp.	66,344	3,626
Chubb Corp. (The)	11,100	808
Citigroup, Inc.	108,250	2,967
City National Corp.	11,400	554
Cullen/Frost Bankers, Inc.	17,100	983
Discover Financial Services	60,687	2,099
Endurance Specialty Holdings, Ltd.	6,500	249
Everest Re Group, Ltd.	1,800	186
Extra Space Storage, Inc. (ö)	17,500	536
Fifth Third Bancorp	49,300	661
Goldman Sachs Group, Inc. (The)	7,480	717
Hancock Holding Co.	5,300	161
Hanover Insurance Group, Inc. (The)	6,200	243
Hartford Financial Services Group, Inc.	36,300	640
Hospitality Properties Trust (ö)	6,300	156
Invesco, Ltd.	33,600	759
Jefferies Group, Inc. (Ñ)	18,294	238
JPMorgan Chase & Co.	130,800	4,674
KeyCorp	60,000	464
Liberty Property Trust (Ñ)(ö)	19,300	711
Lincoln National Corp.	30,100	658
Mastercard, Inc. Class A	3,468	1,492
Mercury General Corp.	13,100	546
MetLife, Inc.	103,600	3,196
Morgan Stanley	47,900	699
Northern Trust Corp.	18,500	851
PartnerRe, Ltd. - ADR	11,360	860
People’s United Financial, Inc.	59,300	688
PNC Financial Services Group, Inc.	13,100	800
ProAssurance Corp.	4,200	374
Provident Financial Services, Inc.	8,000	123
Prudential Financial, Inc.	51,200	2,479
Reinsurance Group of America, Inc. Class A	8,400	447
RLI Corp.	1,200	82
Selective Insurance Group, Inc.	3,800	66
Simon Property Group, Inc. (ö)	5,320	828
Sovran Self Storage, Inc. (ö)	3,800	190
StanCorp Financial Group, Inc.	6,800	253
State Street Corp.	45,300	2,023
SunTrust Banks, Inc.	30,000	727
Symetra Financial Corp.	7,600	96
Total System Services, Inc.	19,490	466
Travelers Cos., Inc. (The)	9,600	613
Unum Group	21,100	404
Validus Holdings, Ltd.	20,700	663
Valley National Bancorp (Ñ)	33,337	353
Visa, Inc. Class A	26,257	3,246
Webster Financial Corp.	2,300	50
Wells Fargo & Co.	128,900	4,310

	Principal Amount ($) or Shares	Market Value $
Western Union Co. (The)	61,250	1,031
White Mountains Insurance Group, Ltd.	174	91

		59,500

Health Care - 13.2%
Abbott Laboratories	7,300	471
Aetna, Inc.	19,200	744
Alexion Pharmaceuticals, Inc. (Æ)	6,011	597
Allergan, Inc.	10,466	969
AmerisourceBergen Corp. Class A	9,600	378
Baxter International, Inc.	19,000	1,010
Biogen Idec, Inc. (Æ)	7,900	1,140
Boston Scientific Corp. (Æ)	126,700	718
Bristol-Myers Squibb Co.	45,600	1,639
Cardinal Health, Inc.	6,500	273
Celgene Corp. (Æ)	7,300	468
Cerner Corp. (Æ)	30,540	2,525
Cigna Corp.	1,900	84
CONMED Corp.	5,100	141
Covidien PLC	36,550	1,955
Eli Lilly & Co.	25,000	1,073
Express Scripts Holding Co. (Æ)	25,190	1,406
Gilead Sciences, Inc. (Æ)	16,670	855
Hill-Rom Holdings, Inc.	9,900	305
Humana, Inc.	9,940	770
Intuitive Surgical, Inc. (Æ)	3,430	1,899
Johnson & Johnson	101,750	6,874
Magellan Health Services, Inc. (Æ)	4,300	195
McKesson Corp.	21,950	2,058
Medtronic, Inc.	15,816	613
Merck & Co., Inc.	96,891	4,045
Mylan, Inc. (AE)	64,480	1,378
Novo Nordisk A/S - ADR	10,400	1,512
Omnicare, Inc.	16,800	525
Perrigo Co.	13,880	1,637
Pfizer, Inc.	341,380	7,851
Sanofi - ADR	23,150	875
Teva Pharmaceutical Industries, Ltd. - ADR	11,250	444
UnitedHealth Group, Inc.	33,500	1,960
Valeant Pharmaceuticals International, Inc. (Æ)	17,444	781
WellPoint, Inc.	11,900	759

		50,927

Materials and Processing - 5.1%
Air Products & Chemicals, Inc.	9,400	759
Barrick Gold Corp.	56,250	2,113
Bemis Co., Inc.	17,200	539
Celanese Corp. Class A	9,650	334
Ecolab, Inc.	31,100	2,131
Freeport-McMoRan Copper & Gold, Inc.	25,700	876
Huntsman Corp.	60,900	788
LyondellBasell Industries NV Class A	10,800	435
Martin Marietta Materials, Inc. (Ñ)	6,800	536
Masco Corp. (Ñ)	15,700	218
MeadWestvaco Corp.	2,500	72
Monsanto Co.	78,410	6,491

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mueller Industries, Inc.	1,300	55
Nucor Corp.	19,100	724
Praxair, Inc.	8,500	924
Precision Castparts Corp.	2,800	461
Sealed Air Corp.	48,400	747
Sherwin-Williams Co. (The)	2,200	291
Steel Dynamics, Inc.	53,900	633
Stillwater Mining Co. (Æ)	13,300	114
Titanium Metals Corp.	44,000	498

		19,739

Producer Durables - 12.8%
ABM Industries, Inc.	2,000	39
Accenture PLC Class A	14,090	847
AGCO Corp. (Æ)	15,900	727
Air Lease Corp. Class A (Æ)(Ñ)	15,600	302
Alaska Air Group, Inc. (Æ)	19,400	696
Alliant Techsystems, Inc.	500	25
Allison Transmission Holdings, Inc. (Ñ)	6,500	114
Automatic Data Processing, Inc.	35,300	1,965
Barnes Group, Inc.	6,900	168
Boeing Co. (The)	31,300	2,326
Booz Allen Hamilton Holding Corp. Class A	3,200	49
Brink’s Co. (The)	10,700	248
Bristow Group, Inc.	3,100	126
Caterpillar, Inc.	11,044	938
Con-way, Inc.	21,000	758
Cummins, Inc.	19,260	1,866
Danaher Corp.	18,900	984
Danone - ADR (Æ)	86,960	1,077
Deere & Co.	11,182	904
Delta Air Lines, Inc. (Æ)	51,400	563
Dover Corp.	17,500	938
Eaton Corp.	10,050	398
Electronics for Imaging, Inc. (Æ)	3,230	52
EMCOR Group, Inc.	6,100	170
Emerson Electric Co.	21,300	992
FedEx Corp.	25,548	2,340
GATX Corp.	7,000	270
General Dynamics Corp.	17,400	1,148
General Electric Co.	242,450	5,053
Granite Construction, Inc.	5,000	131
Harsco Corp.	49,400	1,007
Honeywell International, Inc.	66,200	3,696
Itron, Inc. (Æ)	16,200	668
Joy Global, Inc.	18,610	1,056
KBR, Inc.	19,500	482
L-3 Communications Holdings, Inc.	10,100	748
Lockheed Martin Corp.	14,800	1,289
Manpower, Inc.	5,500	202
Moog, Inc. Class A (Æ)	3,900	161
Norfolk Southern Corp.	10,500	754
PACCAR, Inc.	6,400	251
Parker Hannifin Corp.	10,900	838
Pentair, Inc. (Ñ)	28,039	1,074
Pitney Bowes, Inc. (Ñ)	30,200	452
Raytheon Co.	16,000	905

	Principal Amount ($) or Shares	Market Value $
Republic Services, Inc. Class A	28,100	744
Rockwell Automation, Inc.	12,500	826
Roper Industries, Inc.	2,000	197
RR Donnelley & Sons Co. (Ñ)	34,900	411
Ryder System, Inc.	25,800	929
Shaw Group, Inc. (The) (Æ)	11,800	322
Stanley Black & Decker, Inc.	17,750	1,143
Terex Corp. (Æ)	13,485	240
Tetra Tech, Inc. (Æ)	8,608	224
Textron, Inc.	27,800	691
Tidewater, Inc.	15,800	732
UniFirst Corp.	1,500	96
Union Pacific Corp.	5,400	644
United Continental Holdings, Inc. (Æ)	14,800	360
United Parcel Service, Inc. Class B	1,375	108
United Technologies Corp.	5,950	449
URS Corp.	18,000	628
UTi Worldwide, Inc. (Æ)	17,400	254
Xylem, Inc.	23,700	597

		49,392

Technology - 16.0%
Altera Corp.	13,200	447
Apple, Inc. (Æ)	18,134	10,590
Applied Materials, Inc.	195,450	2,239
Avago Technologies, Ltd.	38,800	1,392
Benchmark Electronics, Inc. (Æ)	11,200	156
Broadcom Corp. Class A (Æ)	10,653	360
Brocade Communications Systems, Inc. (Æ)	36,400	179
Cisco Systems, Inc.	212,750	3,653
Citrix Systems, Inc. (Æ)	13,400	1,125
Dolby Laboratories, Inc. Class A (Æ)	5,300	219
Electronic Arts, Inc. (Æ)	36,900	456
EMC Corp. (Æ)	33,308	854
F5 Networks, Inc. (AE)	2,450	244
Facebook, Inc. Class A (AE)(Ñ)	36,480	1,135
Fusion-io, Inc. (Æ)(Ñ)	6,682	140
Google, Inc. Class A (Æ)	6,257	3,629
Harris Corp. (Ñ)	10,000	419
IAC/InterActiveCorp	15,300	698
Integrated Device Technology, Inc. (Æ)	33,400	188
Intel Corp.	49,800	1,327
International Business Machines Corp.	3,400	665
Intersil Corp. Class A	24,800	264
Koninklijke Philips Electronics NV	45,400	893
Linear Technology Corp.	21,600	677
LinkedIn Corp. Class A (Æ)(Ñ)	1,900	202
LSI Corp. (Æ)	109,600	698
Marvell Technology Group, Ltd.	36,900	416
Maxim Integrated Products, Inc.	24,200	620
Mentor Graphics Corp. (Æ)	10,800	162
Microsoft Corp.	184,100	5,633
MKS Instruments, Inc.	3,500	101
Molex, Inc. (Ñ)	17,000	407
NCR Corp. (Æ)	15,600	355
NetApp, Inc. (Æ)	9,200	293
Plantronics, Inc.	3,900	130

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

PMC - Sierra, Inc. (Æ)	33,500		206
QUALCOMM, Inc.	75,735		4,216
Rackspace Hosting, Inc. (Æ)	10,700		470
Red Hat, Inc. (Æ)	32,720		1,848
Salesforce.com, Inc. (Æ)	8,628		1,193
SAP AG - ADR (Ñ)	24,740		1,469
Synopsys, Inc. (Æ)	16,900		497
Tellabs, Inc.	169,900		566
Teradata Corp. (Æ)	8,000		576
Texas Instruments, Inc.	129,940		3,728
VeriFone Systems, Inc. (Æ)	18,218		603
VMware, Inc. Class A (Æ)	9,000		820
Vodafone Group PLC - ADR	125,100		3,525
Western Digital Corp. (Æ)	20,500		625
Xilinx, Inc.	8,300		279

			61,587

Utilities - 3.7%
Ameren Corp.	20,900		701
American Electric Power Co., Inc.	35,100		1,401
American Water Works Co., Inc.	7,600		261
AT&T, Inc.	126,500		4,510
DTE Energy Co.	9,600		570
Encana Corp.	80,350		1,674
Entergy Corp.	6,600		448
Exelon Corp.	10,500		395
FirstEnergy Corp.	14,100		694
Level 3 Communications, Inc. (Æ)	7,550		167
National Fuel Gas Co.	10,600		498
NextEra Energy, Inc.	6,600		454
NorthWestern Corp.	1,700		62
NV Energy, Inc.	22,600		397
PPL Corp.	27,800		773
Telephone & Data Systems, Inc.	25,400		541
Verizon Communications, Inc.	15,550		691

			14,237

Total Common Stocks (cost $329,591)			367,939

Short-Term Investments - 4.2%
Russell U.S. Cash Management Fund	15,955,207	(¥)	15,955

Total Short-Term Investments (cost $15,955)			15,955

	Principal Amount ($) or Shares		Market Value $
Other Securities - 2.8%
Russell Investment Funds Liquidating Trust (×)	84,460	(¥)	86
Russell U.S. Cash Collateral Fund (×)	10,765,028	(¥)	10,765

Total Other Securities (cost $10,849)			10,851

Total Investments - 102.6% (identified cost $356,395)			394,745

Other Assets and Liabilities, Net - (2.6%)			(9,832)

Net Assets - 100.0%			384,913

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	24	USD	1,794	09/12	55
S&P 500 E-Mini Index Futures (CME)	170	USD	11,529	09/12	335
S&P 500 Index Futures (CME)	12	USD	4,069	09/12	133

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					523

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$51,585	$—	$—	$51,585	13.4
Consumer Staples	24,405	—	—	24,405	6.4
Energy	36,567	—	—	36,567	9.5
Financial Services	59,500	—	—	59,500	15.5
Health Care	50,927	—	—	50,927	13.2
Materials and Processing	19,739	—	—	19,739	5.1
Producer Durables	49,392	—	—	49,392	12.8
Technology	61,587	—	—	61,587	16.0
Utilities	14,237	—	—	14,237	3.7
Short-Term Investments	—	15,955	—	15,955	4.2
Other Securities	—	10,851	—	10,851	2.8

Total Investments	367,939	26,806	—	394,745	102.6

Other Assets and Liabilities, Net					(2.6)

					100.0

Other Financial Instruments
Futures Contracts	523	—	—	523	0.1

Total Other Financial Instruments*	$523	$—	$—	$523

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Fair Value of Derivative Instruments — June 30, 2012 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$523

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$944

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$500

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	9

Russell Investment Funds

Multi-Style Equity Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$356,395
Investments, at market*, **	394,745
Cash	108
Cash (restricted)	1,350
Receivables:
Dividends and interest	542
Dividends from affiliated Russell funds	2
Investments sold	2,935
Fund shares sold	8
Daily variation margin on futures contracts	438
Prepaid expenses	4

Total assets	400,132

Liabilities
Payables:
Investments purchased	3,714
Fund shares redeemed	376
Accrued fees to affiliates	242
Other accrued expenses	38
Payable upon return of securities loaned	10,849

Total liabilities	15,219

Net Assets	$384,913

See accompanying notes which are an integral part of the financial statements.

10	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,239
Accumulated net realized gain (loss)	(42,948)
Unrealized appreciation (depreciation) on:
Investments	38,350
Futures contracts	523
Shares of beneficial interest	271
Additional paid-in capital	387,478

Net Assets	$384,913

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$14.18
Net assets	$384,913,186
Shares outstanding ($.01 par value)	27,135,259
Amounts in thousands

* Securities on loan included in investments	$11,532
** Investments in affiliates, Russell U.S. Cash Management Fund, Russell Investment Funds Liquidating Trust and Russell U.S. Cash Collateral Fund	$26,806

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	11

Russell Investment Funds

Multi-Style Equity Fund

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Dividends	$3,797
Dividends from affiliated Russell funds	13
Securities lending income	85

Total investment income	3,895

Expenses
Advisory fees	1,433
Administrative fees	98
Custodian fees	80
Transfer agent fees	9
Professional fees	31
Trustees’ fees	5
Printing fees	10
Miscellaneous	9

Total expenses	1,675

Net investment income (loss)	2,220

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	14,372
Futures contracts	944

Net realized gain (loss)	15,316

Net change in unrealized appreciation (depreciation) on:
Investments	10,792
Futures contracts	500

Net change in unrealized appreciation (depreciation)	11,292

Net realized and unrealized gain (loss)	26,608

Net Increase (Decrease) in Net Assets from Operations	$28,828

See accompanying notes which are an integral part of the financial statements.

12	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,220	$4,071
Net realized gain (loss)	15,316	35,308
Net change in unrealized appreciation (depreciation)	11,292	(45,310)

Net increase (decrease) in net assets from operations	28,828	(5,931)

Distributions
From net investment income	(2,079)	(3,847)

Net decrease in net assets from distributions	(2,079)	(3,847)

Share Transactions
Net increase (decrease) in net assets from share transactions	(15,228)	(17,504)
Fund Reimbursements	—	203

Total Net Increase (Decrease) in Net Assets	11,521	(27,079)

Net Assets
Beginning of period	373,392	400,471

End of period	$384,913	$373,392

Undistributed (overdistributed) net investment income included in net assets	$1,239	$1,098

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	13

Russell Investment Funds

Multi-Style Equity Fund

Financial Highlights

For a Share Outstanding Throughout the Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
June 30, 2012(1)	13.24	.08	.94	1.02	(.08)	—
December 31, 2011	13.58	.14	(.35)	(.21)	(.13)	—
December 31, 2010	11.77	.11	1.81	1.92	(.11)	—
December 31, 2009	9.00	.10	2.80	2.90	(.13)	—
December 31, 2008	15.65	.19	(6.52)	(6.33)	(.19)	(.13)
December 31, 2007	14.93	.16	1.37	1.53	(.16)	(.65)

See accompanying notes which are an integral part of the financial statements.

14	Multi-Style Equity Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
(.08)	14.18	7.72	384,913	.85	.85	1.13	56
(.13)	13.24	(1.55)	373,392	.85	.85	1.03	133
(.11)	13.58	16.46	400,471	.89	.89	.93	105
(.13)	11.77	32.72	376,751	.86	.85	1.06	136
(.32)	9 .00	(41.15)	298,211	.89	.87	1.50	135
(.81)	15.65	10.36	479,922	.87	.87	1.04	136

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2012	$1,000.00	$1,000.00
Ending Account Value
June 30, 2012	$1,089.80	$1,019.84
Expenses Paid During Period*	$5.25	$5.07

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.7%
Consumer Discretionary - 13.9%
1-800-Flowers.com, Inc. Class A (Æ)	12,200	43
Aeropostale, Inc. (Æ)	5,100	91
AFC Enterprises, Inc. (Æ)	13,500	312
Amerco, Inc.	4,242	382
American Eagle Outfitters, Inc.	12,595	248
American Greetings Corp. Class A (Ñ)	13,300	194
America’s Car-Mart, Inc. (Æ)	16,890	657
Ameristar Casinos, Inc.	12,000	213
Arctic Cat, Inc. (Æ)	10,291	376
BJ’s Restaurants, Inc. (Æ)	6,900	262
Buffalo Wild Wings, Inc. (Æ)	4,610	399
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	2,800	13
Callaway Golf Co. (Ñ)	60,681	359
Capella Education Co. (Æ)	7,400	257
Career Education Corp. (Æ)	18,000	120
Carmike Cinemas, Inc. (Æ)	5,900	86
CEC Entertainment, Inc.	19,800	719
Churchill Downs, Inc.	2,300	135
Columbia Sportswear Co. (Ñ)	9,560	513
Conn’s, Inc. (Æ)(Ñ)	1,300	19
Cooper Tire & Rubber Co.	36,390	638
Courier Corp.	2,900	38
Cracker Barrel Old Country Store, Inc.	8,400	528
CSS Industries, Inc.	1,900	39
Destination Maternity Corp.	11,900	257
Dollar Thrifty Automotive Group, Inc. (Æ)	1,200	97
EW Scripps Co. Class A (Æ)	15,700	151
Express, Inc. (Æ)	14,090	256
Federal-Mogul Corp. (Æ)	11,100	122
Finish Line, Inc. (The) Class A	16,930	354
Francesca’s Holdings Corp. (Æ)	13,510	365
Fred’s, Inc. Class A	12,270	188
Fuel Systems Solutions, Inc. (Æ)(Ñ)	15,563	260
Genesco, Inc. (Æ)	5,690	342
Grand Canyon Education, Inc. (Æ)	16,750	351
Group 1 Automotive, Inc.	13,860	632
HealthStream, Inc. (Æ)	36,750	955
Helen of Troy, Ltd. (Æ)	4,300	146
Hibbett Sports, Inc. (Æ)	19,210	1,108
Hillenbrand, Inc.	16,880	310
Hot Topic, Inc.	58,000	562
Iconix Brand Group, Inc. (Æ)	23,300	407
Isle of Capri Casinos, Inc. (Æ)	6,400	39
Jack in the Box, Inc. (Æ)	8,100	226
Jones Group, Inc. (The)	91,750	877
Kenneth Cole Productions, Inc. Class A (Æ)	11,609	175
LeapFrog Enterprises, Inc. Class A (Æ)	22,000	226
LIN TV Corp. Class A (Æ)	7,400	22
Lincoln Educational Services Corp.	11,600	75
Lithia Motors, Inc. Class A	20,000	461
Marchex, Inc. Class A (Ñ)	15,000	54
Martha Stewart Living Omnimedia Class A	6,100	21
McClatchy Co. (The) Class A (Æ)(Ñ)	14,800	33

	Principal Amount ($) or Shares	Market Value $
Men’s Wearhouse, Inc. (The)	22,243	626
Meredith Corp. (Ñ)	19,120	611
Monarch Casino & Resort, Inc. (Æ)	2,000	18
Movado Group, Inc.	17,100	428
Multimedia Games Holding Co., Inc. (Æ)	12,500	175
New York & Co., Inc. (Æ)	2,200	8
Papa John’s International, Inc. (Æ)	5,600	266
Pier 1 Imports, Inc.	48,830	801
Proto Labs, Inc. (Æ)(Ñ)	10,000	288
Red Robin Gourmet Burgers, Inc. (Æ)	17,290	528
Regis Corp.	17,880	321
RG Barry Corp.	1,000	14
Ritchie Bros Auctioneers, Inc.	14,850	316
Ruby Tuesday, Inc. (Æ)	33,882	231
Scholastic Corp.	15,400	434
Shoe Carnival, Inc.	9,105	196
Shuffle Master, Inc. (Æ)	13,700	189
Sinclair Broadcast Group, Inc. Class A	12,200	111
Skechers U.S.A., Inc. Class A (Æ)	16,439	335
Smith & Wesson Holding Corp. (Æ)	32,900	274
Sotheby’s Class A	14,360	479
Stamps.com, Inc. (Æ)	21,500	530
Standard Motor Products, Inc.	26,500	374
Steven Madden, Ltd. (Æ)	16,080	511
Stewart Enterprises, Inc. Class A	35,560	254
Stoneridge, Inc. (Æ)	10,000	68
Superior Industries International, Inc.	9,712	159
Systemax, Inc. (Æ)	1,700	20
Texas Roadhouse, Inc. Class A	2,100	39
Thor Industries, Inc.	6,700	184
Viad Corp.	4,643	93
VOXX International Corp. Class A (Æ)	7,800	73
West Marine, Inc. (Æ)	200	2
Wolverine World Wide, Inc.	9,040	351
World Wrestling Entertainment, Inc. Class A (Ñ)	4,100	32
Zipcar, Inc. (Æ)(Ñ)	33,800	396

		25,448

Consumer Staples - 2.0%
Andersons, Inc. (The)	9,718	414
Core-Mark Holding Co., Inc.	4,700	226
Fresh Del Monte Produce, Inc.	25,365	595
Harris Teeter Supermarkets, Inc.	6,700	275
Ingredion, Inc.	5,100	253
Nash Finch Co.	3,900	84
Rite Aid Corp. (Æ)	82,100	115
Seneca Foods Corp. Class A (Æ)	1,000	27
Spartan Stores, Inc.	5,500	100
SUPERVALU, Inc. (Ñ)	41,100	213
TreeHouse Foods, Inc. (Æ)(Ñ)	14,358	893
Universal Corp.	8,170	379

		3,574

Energy - 4.4%
Approach Resources, Inc. (Æ)(Ñ)	19,030	486
Cal Dive International, Inc. (Æ)	66,987	194

Aggressive Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (expect share amounts)

	Principal Amount ($) or Shares	Market Value $

CARBO Ceramics, Inc. (Ñ)	9,600	736
Contango Oil & Gas Co. (Æ)	11,000	651
Core Laboratories NV	2,750	319
Delek US Holdings, Inc.	25,000	440
DHT Holdings, Inc. (Æ)(Ñ)	94	12
EnerNOC, Inc. (Æ)	7,200	52
EXCO Resources, Inc. (Ñ)	54,430	413
Gulfport Energy Corp. (Æ)	10,100	208
Helix Energy Solutions Group, Inc. (Æ)	23,000	377
Hornbeck Offshore Services, Inc. (Æ)	6,100	237
Lufkin Industries, Inc.	4,520	246
Nabors Industries, Ltd. (Æ)	15,064	217
Natural Gas Services Group, Inc. (Æ)	7,100	105
Pacific Drilling SA (Æ)	26,390	225
Patterson-UTI Energy, Inc.	10,981	160
Penn Virginia Corp.	31,900	234
Pioneer Drilling Co. (Æ)	1,600	13
REX American Resources Corp. (Æ)	4,400	86
Rosetta Resources, Inc. (Æ)	7,610	279
Rowan Companies PLC (Æ)	10,480	339
Stone Energy Corp. (Æ)	11,600	294
STR Holdings, Inc. (Æ)(Ñ)	11,700	53
SunPower Corp. Class A (Æ)	10,600	51
Superior Energy Services, Inc. (Æ)	22,375	452
Tesco Corp. (Æ)	9,700	116
TETRA Technologies, Inc. (Æ)	23,127	165
Unit Corp. (Æ)	4,259	157
W&T Offshore, Inc.	44,220	677
Western Refining, Inc.	6,900	154

		8,148

Financial Services - 24.2%
1st Source Corp.	5,300	120
Advent Software, Inc. (Æ)	24,900	675
AG Mortgage Investment Trust, Inc. (ö)	30,500	656
American Campus Communities, Inc. (ö)	5,700	256
American Capital Mortgage Investment Corp. (ö)	12,920	309
American Safety Insurance Holdings, Ltd. (Æ)	1,600	30
Ameriprise Financial, Inc.	5,402	282
Anworth Mortgage Asset Corp. (ö)	69,610	491
Apollo Residential Mortgage, Inc.	53,300	1,027
Ares Capital Corp.	10,839	173
Argo Group International Holdings, Ltd.	8,700	255
Arlington Asset Investment Corp. Class A (Ñ)	5,700	124
Ashford Hospitality Trust, Inc. (ö)	9,100	77
Associated Banc-Corp.	7,300	96
Associated Estates Realty Corp. (ö)	14,600	218
Astoria Financial Corp.	30,100	295
Baldwin & Lyons, Inc. Class B	1,100	26
Bancfirst Corp. (Ñ)	1,100	46
Banco Latinoamericano de Comercio Exterior SA Class E	46,300	993
Bancorp, Inc. (Æ)	20,933	198
Bank of Marin Bancorp	700	26

	Principal Amount ($) or Shares	Market Value $
Beneficial Mutual Bancorp, Inc. (Æ)	6,000	52
Berkshire Hills Bancorp, Inc.	9,700	213
BioMed Realty Trust, Inc. (ö)	23,450	438
Boston Private Financial Holdings, Inc.	30,172	269
Brookline Bancorp, Inc.	45,040	399
Calamos Asset Management, Inc. Class A	6,200	71
Capitol Federal Financial, Inc.	49,751	591
CapLease, Inc. (ö)	7,800	32
Capstead Mortgage Corp. (ö)	36,800	512
Center Bancorp, Inc.	2,300	26
Centerstate Banks, Inc.	4,000	29
Central Pacific Financial Corp. (Æ)	4,700	66
Chemical Financial Corp.	5,900	127
Chesapeake Lodging Trust (ö)	4,390	76
Citizens & Northern Corp.	1,800	34
Citizens Republic Bancorp, Inc. (Æ)	13,100	224
CNB Financial Corp.	700	11
CoBiz Financial, Inc.	11,300	71
Colonial Properties Trust (ö)	10,762	238
Comerica, Inc.	10,926	336
Community Bank System, Inc.	3,562	97
Community Trust Bancorp, Inc.	1,000	33
CoreLogic, Inc. (Æ)	26,700	489
DFC Global Corp. (Æ)	11,638	214
DiamondRock Hospitality Co. (ö)	32,501	332
Dime Community Bancshares, Inc.	10,570	140
Eagle Bancorp, Inc. (Æ)	3,900	61
Entertainment Properties Trust (ö)	5,100	210
Evercore Partners, Inc. Class A	23,230	543
Extra Space Storage, Inc. (ö)	13,300	407
FactSet Research Systems, Inc.	3,375	314
Fair Isaac Corp.	7,300	309
FBL Financial Group, Inc. Class A	3,300	92
FBR & Co. (Æ)	7,200	20
First American Financial Corp.	58,440	991
First Community Bancshares, Inc.	1,000	14
First Connecticut Bancorp, Inc. (Ñ)	1,600	22
First Defiance Financial Corp.	300	5
First Financial Bancorp	880	14
First Industrial Realty Trust, Inc. (Æ)(ö)	53,000	669
First Interstate Bancsystem, Inc. Class A	3,400	48
First Merchants Corp.	11,900	148
FirstMerit Corp.	12,000	198
Flagstone Reinsurance Holdings SA (Å)	74,050	593
Forestar Group, Inc. (Æ)	19,080	244
Franklin Street Properties Corp. (ö)	53,502	566
German American Bancorp, Inc.	1,100	23
GFI Group, Inc.	28,100	100
Global Cash Access Holdings, Inc. (Æ)	55,400	399
Greenhill & Co., Inc. (Ñ)	15,925	568
Hallmark Financial Services (Æ)	3,300	26
Hanover Insurance Group, Inc. (The)	10,175	398
Healthcare Realty Trust, Inc. (ö)	20	—
Heartland Payment Systems, Inc.	2,800	84
Hercules Technology Growth Capital, Inc.	46,510	527
Heritage Financial Corp.	1,700	25
Home BancShares, Inc.	20,080	614

18	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (expect share amounts)

	Principal Amount ($) or Shares	Market Value $

Home Federal Bancorp, Inc.	1,900	20
Horace Mann Educators Corp.	39,795	695
Hospitality Properties Trust (ö)	13,884	344
Iberiabank Corp.	11,510	581
Infinity Property & Casualty Corp.	8,240	475
Inland Real Estate Corp. (ö)	13,000	109
Interactive Brokers Group, Inc. Class A	19,300	284
Invesco Mortgage Capital, Inc. (ö)	19,000	348
Investment Technology Group, Inc. (Æ)	16,200	149
Investors Real Estate Trust (Ñ)(ö)	1,400	11
Jack Henry & Associates, Inc.	10,400	359
JER Investors Trust, Inc. (Æ)(ß)	1,771	—
KBW, Inc. (Ñ)	66,663	1,096
KeyCorp	45,351	351
Kite Realty Group Trust (ö)	7,700	38
Knight Capital Group, Inc. Class A (Æ)	50,213	600
Lakeland Financial Corp.	13,851	372
Maiden Holdings, Ltd.	21,700	188
MainSource Financial Group, Inc.	5,000	59
Manning & Napier, Inc. Class A	24,240	345
MarketAxess Holdings, Inc.	12,920	344
Medical Properties Trust, Inc. (ö)	43,660	420
Medley Capital Corp.	1,000	12
Mission West Properties, Inc. (ö)	1,500	13
Monmouth Real Estate Investment Corp. Class A (ö)	8,600	101
Montpelier Re Holdings, Ltd.	24,800	528
Morningstar, Inc.	8,400	486
National Bankshares, Inc.	500	15
Nelnet, Inc. Class A	15,000	345
NGP Capital Resources Co. (Ñ)	1,100	8
NorthStar Realty Finance Corp. (Ñ)(ö)	29,400	154
OmniAmerican Bancorp, Inc. (Æ)	4,200	90
One Liberty Properties, Inc. (ö)	3,600	68
OneBeacon Insurance Group, Ltd. Class A	10,000	130
Pacific Continental Corp.	4,000	35
PacWest Bancorp	14,800	350
Parkway Properties, Inc. (ö)	4,953	57
PennantPark Investment Corp.	15,762	163
PennyMac Mortgage Investment Trust (ö)	42,200	833
Peoples Bancorp, Inc.	2,500	55
Piper Jaffray Cos. (Æ)	14,823	348
Post Properties, Inc. (ö)	2,500	122
Potlatch Corp. (ö)	29,350	938
PrivateBancorp, Inc. Class A	23,535	347
ProAssurance Corp.	7,600	677
Prosperity Bancshares, Inc.	15,240	640
Protective Life Corp.	5,100	150
Raymond James Financial, Inc.	5,083	174
Reinsurance Group of America, Inc. Class A	4,000	213
Renasant Corp.	4,800	75
Republic Bancorp, Inc. Class A (Ñ)	3,200	71
RLI Corp.	5,700	389
RLJ Lodging Trust (ö)	17,500	317
Sabra Health Care REIT, Inc. (ö)	5,100	87
Safety Insurance Group, Inc.	3,100	126

	Principal Amount ($) or Shares	Market Value $
SCBT Financial Corp.	200	7
SeaBright Holdings, Inc.	6,600	59
Selective Insurance Group, Inc.	1,200	21
Signature Bank (Æ)	17,690	1,078
Southside Bancshares, Inc. (Ñ)	9,345	210
Southwest Bancorp, Inc. (Æ)	1,030	10
Sovran Self Storage, Inc. (ö)	6,100	306
State Bank Financial Corp. (Æ)	9,400	143
StellarOne Corp.	24,322	304
Sterling Bancorp	27,610	276
Strategic Hotels & Resorts, Inc. (Æ)(ö)	29,600	191
Sunstone Hotel Investors, Inc. (Æ)(ö)	35,500	390
Susquehanna Bancshares, Inc.	15,200	157
SVB Financial Group (Æ)	29,380	1,727
SY Bancorp, Inc. (Ñ)	2,500	60
Symetra Financial Corp.	7,900	100
Terreno Realty Corp. (ö)	2,000	30
Texas Capital Bancshares, Inc. (Æ)	21,818	881
THL Credit, Inc.	1,700	23
Trico Bancshares	1,500	23
TrustCo Bank Corp.	22,400	122
United Financial Bancorp, Inc.	1,500	22
United Fire Group, Inc. (Æ)	6,500	139
ViewPoint Financial Group, Inc.	10,277	161
Virginia Commerce Bancorp, Inc. (Æ)	7,204	61
Washington Federal, Inc.	25,757	435
Webster Financial Corp.	42,400	918
West Coast Bancorp (Æ)	2,078	41
Westwood Holdings Group, Inc.	17,175	640
Whitestone REIT Class B (Ñ)(ö)	3,547	49
Wilshire Bancorp, Inc. (Æ)	41,300	226
Winthrop Realty Trust (ö)	12,128	147
Wintrust Financial Corp.	11,000	391

		44,378

Health Care - 10.2%
Abaxis, Inc. (Æ)	22,550	834
Accelrys, Inc. (Æ)	70,925	574
Accuray, Inc. (Æ)	14,600	100
Affymetrix, Inc. (Æ)	39,700	186
Air Methods Corp. (Æ)	8,640	849
Akorn, Inc. (Æ)	25,070	395
Albany Molecular Research, Inc. (Æ)	7,200	18
Alere, Inc. (Æ)	7,600	148
Align Technology, Inc. (Æ)	26,450	886
Alphatec Holdings, Inc. (Æ)(Ñ)	6,900	13
Analogic Corp.	3,233	200
AngioDynamics, Inc. (Æ)	9,600	115
Array BioPharma, Inc. (Æ)	25,217	88
Assisted Living Concepts, Inc. Class A	4,500	64
athenahealth, Inc. (Æ)(Ñ)	6,580	521
Cambrex Corp. (Æ)	28,300	266
Cantel Medical Corp.	15,600	425
Catalyst Health Solutions, Inc. (Æ)	7,950	743
Centene Corp. (Æ)	12,510	377
Computer Programs & Systems, Inc.	11,131	637
CONMED Corp.	21,746	601

Aggressive Equity Fund	19

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (expect share amounts)

	Principal Amount ($) or Shares	Market Value $

Cross Country Healthcare, Inc. (Æ)	7,300	32
CryoLife, Inc. (Æ)	6,400	33
Cutera, Inc. (Æ)	2,300	17
Cynosure, Inc. Class A (Æ)	8,764	186
Cytokinetics, Inc. (Æ)	23,600	15
Durect Corp. (Æ)	1,300	1
Epocrates, Inc. (Æ)(Ñ)	6,800	55
Exactech, Inc. (Æ)	1,099	18
Geron Corp. (Æ)(Ñ)	44,700	77
Greatbatch, Inc. (Æ)	12,900	293
Health Management Associates, Inc. Class A (Æ)	15,300	120
Health Net, Inc. (Æ)	12,050	292
Hill-Rom Holdings, Inc.	13,000	401
HMS Holdings Corp. (Æ)	16,100	536
Impax Laboratories, Inc. (Æ)	33,560	680
Insmed, Inc. (Æ)	7,400	24
Invacare Corp.	7,100	110
IPC The Hospitalist Co., Inc. (Æ)	13,912	630
IRIS International, Inc. (Æ)	3,600	41
Magellan Health Services, Inc. (Æ)	7,000	317
Meridian Bioscience, Inc.	54,475	1,115
Molina Healthcare, Inc. (Æ)	25,500	598
National Research Corp. (Ñ)	11,225	588
Neogen Corp. (Æ)	16,625	768
Pacific Biosciences of California, Inc. (Æ)	18,900	41
Par Pharmaceutical Cos., Inc. (Æ)	5,600	202
PDL BioPharma, Inc. (Ñ)	7,100	47
PerkinElmer, Inc.	7,200	186
PharMerica Corp. (Æ)	13,100	143
Pozen, Inc. (Æ)	30,600	191
Quality Systems, Inc.	13,300	366
RTI Biologics, Inc. (Æ)	68,600	258
Solta Medical, Inc. (Æ)	15,700	46
Steris Corp.	23,490	737
Targacept, Inc. (Æ)	10,600	46
Techne Corp.	7,000	519
Triple-S Management Corp. Class B (Æ)	10,866	199
Universal American Corp. (Æ)	27,800	293
WellCare Health Plans, Inc. (Æ)	9,000	477

		18,738

Materials and Processing - 6.8%
A Schulman, Inc.	16,250	323
Aceto Corp.	36,000	325
AK Steel Holding Corp. (Ñ)	86,030	505
AMCOL International Corp.	16,935	479
Apogee Enterprises, Inc.	16,280	262
Balchem Corp.	22,500	734
Buckeye Technologies, Inc.	2,800	80
Cabot Corp.	14,019	570
Chemtura Corp. (Æ)	31,700	460
Comfort Systems USA, Inc.	8,300	83
Commercial Metals Co.	15,130	191
Cytec Industries, Inc.	2,715	159
Encore Wire Corp.	4,400	118
Gibraltar Industries, Inc. (Æ)	12,466	129

	Principal Amount ($) or Shares	Market Value $
Globe Specialty Metals, Inc.	44,020	591
IAMGOLD Corp.	15,087	178
Kaiser Aluminum Corp.	10,080	523
KapStone Paper and Packaging Corp. (Æ)	10,400	165
Kaydon Corp.	9,165	196
Kraton Performance Polymers, Inc. (Æ)	16,717	366
Landec Corp. (Æ)	8,355	72
LB Foster Co. Class A	3,700	106
Materion Corp.	8,500	196
Minerals Technologies, Inc.	7,100	453
Mueller Industries, Inc.	3,900	166
NCI Building Systems, Inc. (Æ)	7,600	82
Neenah Paper, Inc.	1,800	48
Noranda Aluminum Holding Corp.	14,530	116
Northwest Pipe Co. (Æ)	1,000	24
Olympic Steel, Inc.	1,300	21
OM Group, Inc. (Æ)	23,725	451
PH Glatfelter Co.	18,600	304
PolyOne Corp.	45,730	626
Rentech, Inc. (Æ)	30,100	62
RTI International Metals, Inc. (Æ)	8,322	188
Schweitzer-Mauduit International, Inc.	5,700	388
Sensient Technologies Corp.	19,496	716
Simpson Manufacturing Co., Inc.	26,150	772
Stepan Co.	1,700	160
Titanium Metals Corp.	1,970	22
TPC Group, Inc. (Æ)	12,010	444
Tredegar Corp.	6,438	94
Universal Forest Products, Inc.	3,880	151
WR Grace & Co. (Æ)	6,500	328

		12,427

Producer Durables - 17.8%
ACCO Brands Corp. (Æ)	9,600	99
Advisory Board Co. (The) (Æ)	18,218	903
Aerovironment, Inc. (Æ)	10,225	269
Alaska Air Group, Inc. (Æ)	11,000	395
Alexander & Baldwin Holdings, Inc.	4,235	226
American Railcar Industries, Inc. (Æ)	6,300	171
American Superconductor Corp. (Æ)(Ñ)	8,800	41
AO Smith Corp.	5,400	264
Argan, Inc.	1,300	18
Ascent Capital Group, Inc. Class A (Æ)	900	47
Astec Industries, Inc. (Æ)	16,823	517
BE Aerospace, Inc. (Æ)	6,015	263
Brady Corp. Class A	10,180	280
Briggs & Stratton Corp. (Ñ)	17,250	302
Brink’s Co. (The)	3,400	79
Bristow Group, Inc.	17,000	691
CDI Corp.	15,100	248
Celadon Group, Inc.	7,800	128
Chart Industries, Inc. (Æ)	5,975	411
CIRCOR International, Inc.	7,298	249
Columbus McKinnon Corp. (Æ)	16,500	249
Consolidated Graphics, Inc. (Æ)	2,180	63
Con-way, Inc.	17,300	625
Corrections Corp. of America	4,200	124

20	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (expect share amounts)

	Principal Amount ($) or Shares	Market Value $

CoStar Group, Inc. (Æ)	18,650	1,513
CRA International, Inc. (Æ)	500	7
Crane Co.	5,300	193
DHT Holdings, Inc.	18,800	12
DXP Enterprises, Inc. (Æ)	7,600	315
Electro Rent Corp.	3,000	49
Electronics for Imaging, Inc. (Æ)	29,952	487
EMCOR Group, Inc.	1,400	39
EnerSys (Æ)	12,400	435
Exponent, Inc. (Æ)	5,100	269
FARO Technologies, Inc. (Æ)	8,025	338
Flow International Corp. (Æ)	19,900	63
FreightCar America, Inc.	12,100	278
G&K Services, Inc. Class A	6,200	193
GP Strategies Corp. (Æ)	2,900	54
GrafTech International, Ltd. (Æ)	22,089	213
Granite Construction, Inc.	18,534	484
Gulfmark Offshore, Inc. Class A (Æ)	8,000	272
H&E Equipment Services, Inc. (Æ)	6,000	90
Hardinge, Inc.	3,300	30
Harsco Corp.	24,220	494
Hawaiian Holdings, Inc. (Æ)	31,900	208
Heidrick & Struggles International, Inc.	5,000	88
Hub Group, Inc. Class A (Æ)	20,990	760
Huntington Ingalls Industries, Inc. (Æ)	1,300	52
Huron Consulting Group, Inc. (Æ)	2,000	63
InnerWorkings, Inc. (Æ)(Ñ)	40,000	541
John B Sanfilippo & Son, Inc. (Æ)	11,600	207
Kadant, Inc. (Æ)	700	16
KBR, Inc.	5,000	124
Kelly Services, Inc. Class A	17,700	228
Kennametal, Inc.	11,359	376
Kimball International, Inc. Class B	4,100	32
Knight Transportation, Inc.	41,910	670
Knoll, Inc.	38,050	511
Layne Christensen Co. (Æ)	10,490	217
Lexmark International, Inc. Class A	5,000	133
Marlin Business Services Corp.	1,800	30
Marten Transport, Ltd.	4,400	94
MAXIMUS, Inc.	12,767	661
McGrath RentCorp	10,070	267
Metalico, Inc. (Æ)	10,687	24
Met-Pro Corp.	2,700	25
Modine Manufacturing Co. (Æ)	20,400	141
NACCO Industries, Inc. Class A	3,000	349
Navigant Consulting, Inc. (Æ)	60,300	762
Net 1 UEPS Technologies, Inc. (Æ)	13,800	116
Orbital Sciences Corp. (Æ)	10,200	132
OSI Systems, Inc. (Æ)	1,000	63
PHH Corp. (Æ)(Ñ)	21,400	374
Primoris Services Corp.	25,200	302
Quad/Graphics, Inc. (Ñ)	8,200	118
Quality Distribution, Inc. (Æ)	6,600	73
Quanta Services, Inc. (Æ)	11,821	285
Raven Industries, Inc.	17,275	1,201
Regal-Beloit Corp.	2,495	155
Resources Connection, Inc.	50,900	626
Roadrunner Transportation Systems, Inc. (Æ)	7,300	123

	Principal Amount ($) or Shares	Market Value $
Robbins & Myers, Inc.	2,800	117
Rollins, Inc.	28,525	638
Ryder System, Inc.	12,940	466
Saia, Inc. (Æ)	14,700	322
ServiceSource International, Inc. (Æ)(Ñ)	32,410	449
Shaw Group, Inc. (The) (Æ)	12,000	328
SkyWest, Inc.	7,200	47
Southwest Airlines Co.	42,003	387
Spartan Motors, Inc.	10,017	52
Steelcase, Inc. Class A	32,920	297
Sun Hydraulics Corp.	39,200	951
Swift Transportation Co. Class A (Æ)	15,300	145
Sykes Enterprises, Inc. (Æ)	18,700	298
Tetra Tech, Inc. (Æ)	32,740	854
Tidewater, Inc.	6,880	319
Titan Machinery, Inc. (Æ)(Ñ)	11,300	343
Towers Watson & Co. Class A	9,000	539
Trimas Corp. (Æ)	5,700	115
Triumph Group, Inc.	10,520	592
TrueBlue, Inc. (Æ)	3,500	54
Tsakos Energy Navigation, Ltd.	46,240	225
United Stationers, Inc.	18,370	495
URS Corp.	9,900	345
US Airways Group, Inc. (Æ)(Ñ)	41,600	555
US Ecology, Inc.	3,100	55
Wabtec Corp.	10,824	844
Wesco Aircraft Holdings, Inc. (Æ)(Ñ)	18,740	239

		32,708

Technology - 16.2%
Acacia Research Corp. (Æ)	32,930	1,227
ACI Worldwide, Inc. (Æ)	22,200	981
Actuate Corp. (Æ)	4,800	33
ADTRAN, Inc.	16,190	489
Akamai Technologies, Inc. (Æ)	5,170	164
Allot Communications, Ltd. (Æ)	16,780	467
American Software, Inc. Class A (Æ)	24,900	198
Anadigics, Inc. (Æ)	2,000	4
Arris Group, Inc. (Æ)	5,400	75
Aviat Networks, Inc. (Æ)	22,900	64
Avid Technology, Inc. (Æ)	6,500	48
Axcelis Technologies, Inc. (Æ)	79,714	96
Bel Fuse, Inc. Class B	600	11
Blackbaud, Inc.	20,225	519
Bottomline Technologies, Inc. (Æ)	38,625	697
Brooks Automation, Inc.	41,310	390
Calix, Inc. (Æ)	10,700	88
Callidus Software, Inc. (Æ)(Ñ)	45,210	225
CIBER, Inc. (Æ)	5,300	23
Cohu, Inc. (Å)	36,980	376
comScore, Inc. (Æ)	18,750	309
Comtech Telecommunications Corp.	10,200	292
Cray, Inc. (Æ)	6,100	74
Cree, Inc. (Æ)(Ñ)	8,834	227
CSG Systems International, Inc. (Æ)	7,800	135
Diebold, Inc.	8,100	299
Dot Hill Systems Corp. (Æ)	15,300	17

Aggressive Equity Fund	21

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (expect share amounts)

	Principal Amount ($) or Shares	Market Value $

DSP Group, Inc. (Æ)	9,500	60
Electro Scientific Industries, Inc.	33,187	392
Emulex Corp. (Æ)	30,000	216
FormFactor, Inc. (Æ)	38,600	250
Hittite Microwave Corp. (Æ)	9,725	497
IAC/InterActiveCorp	8,000	365
Inphi Corp. (Æ)	54,560	517
Insight Enterprises, Inc. (Æ)	19,100	322
Integrated Device Technology, Inc. (Æ)	52,700	296
Integrated Silicon Solution, Inc. (Æ)	10,400	105
International Rectifier Corp. (Æ)	14,665	293
Intersil Corp. Class A	108,110	1,152
Intevac, Inc. (Æ)	9,100	68
IntraLinks Holdings, Inc. (Æ)	10,541	46
InvenSense, Inc. Class A (Æ)	15,326	173
Kemet Corp. (Æ)	23,901	144
Kulicke & Soffa Industries, Inc. (Æ)	35,100	313
LivePerson, Inc. (Æ)	20,423	389
LSI Corp. (Æ)	44,100	281
LTX-Credence Corp. (Æ)	18,100	121
Manhattan Associates, Inc. (Æ)	7,000	320
Mattson Technology, Inc. (Æ)(Ñ)	30,900	54
Mentor Graphics Corp. (Æ)	81,700	1,226
Mercury Computer Systems, Inc. (Æ)	23,234	300
Methode Electronics, Inc. (Å)	44,821	382
Micrel, Inc.	72,810	694
Mindspeed Technologies, Inc. (Æ)(Ñ)	17,300	43
MKS Instruments, Inc.	23,300	674
NeuStar, Inc. Class A (Æ)	6,200	207
NIC, Inc.	52,100	662
NVE Corp. (Æ)	13,800	742
PDF Solutions, Inc. (Æ)	900	9
Perficient, Inc. (Æ)	20,800	234
Pericom Semiconductor Corp. (Æ)	6,700	60
Plantronics, Inc.	2,500	84
Plexus Corp. (Æ)	5,900	166
Polycom, Inc. (Æ)	22,404	236
PROS Holdings, Inc. (Æ)	42,525	715
Radisys Corp. (Æ)	14,800	93
RealNetworks, Inc.	5,602	48
Sanmina-SCI Corp. (Æ)	46,200	378
Seachange International, Inc. (Æ)	11,500	95
Sigma Designs, Inc. (Æ)	14,200	91
Silicon Image, Inc. (Æ)	26,900	111
Silicon Laboratories, Inc. (Æ)	1,600	61
Silicon Motion Technology Corp. (Æ)(Ñ)	13,425	189
SolarWinds, Inc. (Æ)	13,100	571
Sonus Networks, Inc. (Æ)	78,800	169
Sourcefire, Inc. (Æ)	14,220	731
Spansion, Inc. Class A (Æ)	17,400	191
Stratasys, Inc. (Æ)(Ñ)	20,350	1,008
support.com, Inc. (Æ)	7,614	24
Synchronoss Technologies, Inc. (Æ)	28,980	535
SYNNEX Corp. (Æ)	10,200	352
Syntel, Inc.	1,300	79
Tangoe, Inc. (Æ)	48,670	1,036
Tech Data Corp. (Æ)	6,900	332
TeleNav, Inc. (Æ)	1,917	12

	Principal Amount ($) or Shares		Market Value $
Tellabs, Inc.	115,200		384
Tessera Technologies, Inc.	54,730		841
TNS, Inc. (Æ)	4,000		72
Tyler Technologies, Inc. (Æ)	23,200		936
Ubiquiti Networks, Inc. (Æ)(Ñ)	2,100		30
Unisys Corp. (Æ)	17,800		348
United Online, Inc.	19,700		83
Vishay Intertechnology, Inc. (Æ)	27,884		263
Vocera Communications, Inc. (Æ)	8,561		229
Xyratex, Ltd.	10,300		116

			29,744

Utilities - 2.2%
Alaska Communications Systems Group, Inc. (Ñ)	7,800		16
American States Water Co.	400		16
Artesian Resources Corp. Class A	1,200		26
Black Hills Corp.	10,209		328
Cbeyond, Inc. (Æ)	4,600		31
Chesapeake Utilities Corp.	1,900		83
Cincinnati Bell, Inc. (Æ)	42,100		157
Double Eagle Petroleum Co. (Æ)	3,000		13
El Paso Electric Co.	29,520		980
Fairpoint Communications, Inc. (Æ)(Ñ)	6,400		39
GenOn Energy, Inc. (Æ)	260,400		446
NorthWestern Corp.	16,095		590
NTELOS Holdings Corp.	855		16
PNM Resources, Inc.	30,800		602
Portland General Electric Co.	20,618		550
SJW Corp.	3,100		74

			3,967

Total Common Stocks (cost $171,089)			179,132

Short-Term Investments - 2.2%
Russell U.S. Cash Management Fund	4,033,709	(¥)	4,034

Total Short-Term Investments (cost $4,034)			4,034

Other Securities - 4.5%
Russell Investment Funds Liquidating Trust (×)	187,256	(¥)	190
Russell U.S. Cash Collateral Fund (×)	8,063,195	(¥)	8,063

Total Other Securities (cost $8,250)			8,253

Total Investments - 104.4% (identified cost $183,373)			191,419

Other Assets and Liabilities, Net - (4.4%)			(8,072)

Net Assets - 100.0%			183,347

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

22	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures (CME)	1	USD	80	09/12	4

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					4

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$25,448	$—	$—	$25,448	13.9
Consumer Staples	3,574	—	—	3,574	2.0
Energy	8,136	—	12	8,148	4.4
Financial Services	44,378	—	—	44,378	24.2
Health Care	18,738	—	—	18,738	10.2
Materials and Processing	12,427	—	—	12,427	6.8
Producer Durables	32,708	—	—	32,708	17.8
Technology	29,744	—	—	29,744	16.2
Utilities	3,967	—	—	3,967	2.2
Short-Term Investments	—	4,034	—	4,034	2.2
Other Securities	—	8,253	—	8,253	4.5

Total Investments	179,120	12,287	12	191,419	104.4

Other Assets and Liabilities, Net					(4.4)

					100.0

Other Financial Instruments
Futures Contracts	4	—	—	4	—	*

Total Other Financial Instruments**	$4	$—	$—	$4

*	Less than .05% of net assets.
**	Other financial instruments reflected, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ended June 30, 2012 were less than 1% of net assets.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

Aggressive Equity Fund	23

Russell Investment Funds

Aggressive Equity Fund

Fair Value of Derivative Instruments — June 30, 2012 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$4

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$692

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(20)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

24	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$183,373
Investments, at market*, **	191,419
Cash (restricted)	120
Receivables:
Dividends and interest	235
Dividends from affiliated Russell funds	1
Investments sold	2,169
Fund shares sold	1
Daily variation margin on futures contracts	9
Prepaid expenses	2

Total assets	193,956

Liabilities
Payables:
Investments purchased	2,020
Fund shares redeemed	171
Accrued fees to affiliates	131
Other accrued expenses	37
Payable upon return of securities loaned	8,250

Total liabilities	10,609

Net Assets	$183,347

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	25

Russell Investment Funds

Aggressive Equity Fund

Statement of Assets and Liabilities, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(17)
Accumulated net realized gain (loss)	(15,967)
Unrealized appreciation (depreciation) on:
Investments	8,046
Futures contracts	4
Shares of beneficial interest	148
Additional paid-in capital	191,133

Net Assets	$183,347

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$12.35
Net assets	$183,346,853
Shares outstanding ($.01 par value)	14,844,008
Amounts in thousands

* Securities on loan included in investments	$8,755
** Investments in affiliates, Russell U.S. Cash Management Fund, Russell Investment Funds Liquidating Trust and Russell U.S. Cash Collateral Fund	$12,287

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

26	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Dividends	$1,311
Dividends from affiliated Russell funds	5
Securities lending income	81

Total investment income	1,397

Expenses
Advisory fees	839
Administrative fees	47
Custodian fees	70
Transfer agent fees	4
Professional fees	27
Trustees’ fees	2
Miscellaneous	7

Expenses before reductions	996
Expense reductions	(53)

Net expenses	943

Net investment income (loss)	454

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	19,843
Futures contracts	692

Net realized gain (loss)	20,535

Net change in unrealized appreciation (depreciation) on:
Investments	(4,939)
Futures contracts	(20)

Net change in unrealized appreciation (depreciation)	(4,959)

Net realized and unrealized gain (loss)	15,576

Net Increase (Decrease) in Net Assets from Operations	$16,030

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	27

Russell Investment Funds

Aggressive Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$454	$704
Net realized gain (loss)	20,535	14,846
Net change in unrealized appreciation (depreciation)	(4,959)	(22,975)

Net increase (decrease) in net assets from operations	16,030	(7,425)

Distributions
From net investment income	(471)	(943)

Net decrease in net assets from distributions	(471)	(943)

Share Transactions
Net increase (decrease) in net assets from share transactions	(9,247)	(6,475)
Fund Reimbursements	—	115

Total Net Increase (Decrease) in Net Assets	6,312	(14,728)

Net Assets
Beginning of period	177,035	191,763

End of period	$183,347	$177,035

Undistributed (overdistributed) net investment income included in net assets	$(17)	$—

See accompanying notes which are an integral part of the financial statements.

28	Aggressive Equity Fund

(This page intentionally left blank)

Russell Investment Funds

Aggressive Equity Fund

Financial Highlights

For a Share Outstanding Throughout the Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
June 30, 2012(1)	11.36	.03	.99	1.02	(.03)	—
December 31, 2011	11.92	.04	(.54)	(.50)	(.06)	—
December 31, 2010	9.59	.04	2.34	2.38	(.05)	—
December 31, 2009	7.18	.05	2.40	2.45	(.04)	—
December 31, 2008	12.99	.09	(5.81)	(5.72)	(.09)	—	(c)
December 31, 2007	14.45	.06	.40	.46	(.05)	(1.87)

See accompanying notes which are an integral part of the financial statements.

30	Aggressive Equity Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
(.03)	12.35	8.98	183,347	1.07	1.01	.49	84
(.06)	11.36	(4.20)	177,035	1.08	1.02	.37	105
(.05)	11.92	24.88	191,763	1.11	1.05	.44	107
(.04)	9.59	34.32	158,671	1.13	1.02	.65	161
(.09)	7.18	(44.16)	123,088	1.18	1.05	.84	161
(1.92)	12.99	3.42	228,927	1.13	1.05	.39	180

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	31

Russell Investment Funds

Non-U.S. Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2012	$1,000.00	$1,000.00
Ending Account Value June 30, 2012	$1,038.70	$1,019.94
Expenses Paid During Period*	$5.02	$4.97

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

32	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.3%
Australia - 0.8%
QBE Insurance Group, Ltd.	92,326	1,273
Wesfarmers, Ltd.	20,200	622
Westpac Banking Corp.	35,860	780

		2,675

Belgium - 0.4%
Anheuser-Busch InBev NV	10,525	818
KBC Groep NV	17,798	378

		1,196

Bermuda - 1.9%
Credicorp, Ltd.	9,300	1,171
Li & Fung, Ltd.	604,000	1,172
PartnerRe, Ltd. - ADR	10,075	762
RenaissanceRe Holdings, Ltd.	9,200	699
Seadrill, Ltd. (Ñ)	34,000	1,208
Seadrill, Ltd.	2,800	100
Yue Yuen Industrial Holdings, Ltd.	289,000	910

		6,022

Brazil - 1.4%
BM&FBovespa SA	121,800	622
BR Malls Participacoes SA	55,700	638
Brookfield Incorporacoes SA	469,900	774
Embraer SA - ADR (Æ)	60,600	1,608
Tim Participacoes SA - ADR	28,410	780

		4,422

Canada - 1.4%
Brookfield Asset Management, Inc. Class A	41,100	1,360
Canadian National Railway Co. (Æ)(Þ)	23,790	2,008
Toronto-Dominion Bank (The) (Ñ)	16,700	1,307

		4,675

Cayman Islands - 0.9%
ASM Pacific Technology, Ltd.	90,900	1,159
Baidu, Inc. - ADR (Æ)	8,766	1,008
NetEase, Inc. - ADR (Æ)(Ñ)	15,039	885

		3,052

China - 0.4%
Industrial & Commercial Bank of China Class H	2,364,000	1,322

Czech Republic - 0.2%
Komercni Banka AS	3,384	588

Denmark - 0.9%
Danske Bank A/S (Æ)	94,476	1,317
Novo Nordisk A/S Class B	11,954	1,729

		3,046

France - 7.6%
Air Liquide SA Class A	15,652	1,791
Arkema SA	11,911	780
BNP Paribas SA	43,745	1,689

	Principal Amount ($) or Shares	Market Value $
Capital Gemini SA	51,500	1,898
Casino Guichard Perrachon SA (Æ)	4,500	395
Credit Agricole SA (Æ)	99,985	441
Danone SA	27,305	1,695
Dassault Systemes SA (Ñ)	17,472	1,641
GDF Suez	35,500	847
Lagardere SCA	28,031	783
Legrand SA - ADR	29,744	1,012
LVMH Moet Hennessy Louis Vuitton SA - ADR	11,503	1,753
Natixis	112,358	304
Pernod-Ricard SA	16,559	1,771
Rallye SA	45,285	1,295
Sanofi - ADR	31,682	2,403
Schneider Electric SA	27,333	1,523
Total SA	42,275	1,909
UBISOFT Entertainment (Æ)	102,545	688

		24,618

Germany - 7.9%
BASF SE	20,775	1,444
Bayer AG	34,299	2,473
Bayerische Motoren Werke AG	18,212	1,320
Beiersdorf AG (Æ)	22,737	1,475
Brenntag AG	6,258	692
Deutsche Boerse AG	28,584	1,543
E.ON AG	51,600	1,111
Fresenius SE & Co. KGaA	13,669	1,417
Henkel AG & Co. KGaA	13,037	722
Linde AG	19,126	2,979
Merck KGaA	10,447	1,043
MTU Aero Engines Holding AG	45,971	3,375
SAP AG - ADR	56,158	3,317
Siemens AG	17,225	1,448
Volkswagen AG	9,866	1,489

		25,848

Hong Kong - 1.4%
AIA Group, Ltd.	741,400	2,556
China Unicom Hong Kong, Ltd.	520,000	653
CNOOC, Ltd.	191,000	385
Lenovo Group, Ltd.	1,318,000	1,125

		4,719

India - 0.4%
ICICI Bank, Ltd. - ADR	35,940	1,165
Infosys, Ltd. - ADR (Ñ)	4,910	221

		1,386

Ireland - 0.2%
DCC PLC	30,400	704

Israel - 1.1%
Check Point Software Technologies, Ltd. (Æ)(Ñ)	27,940	1,386
Teva Pharmaceutical Industries, Ltd. - ADR	51,625	2,036

		3,422

Non-U.S. Fund	33

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Italy - 2.2%
Enel SpA	309,700	999
ENI SpA - ADR	141,607	3,022
Finmeccanica SpA (Æ)(Ñ)	93,746	379
Snam Rete Gas SpA	352,425	1,572
Telecom Italia SpA	1,278,100	1,259

		7,231

Japan - 14.3%
Amada Co., Ltd.	176,700	1,048
Canon, Inc. (Ñ)	125,600	5,029
Dai-ichi Life Insurance Co., Ltd. (The)	675	782
Daito Trust Construction Co., Ltd.	6,000	569
Denso Corp.	50,600	1,723
FANUC Corp.	15,800	2,596
Fast Retailing Co., Ltd.	6,800	1,365
Honda Motor Co., Ltd.	43,000	1,498
Hoya Corp.	45,800	1,009
Inpex Corp.	251	1,407
ITOCHU Corp.	247,100	2,593
Japan Tobacco, Inc.	30,600	907
KDDI Corp.	234	1,509
Lawson, Inc.	19,300	1,350
Mabuchi Motor Co., Ltd. (Ñ)	34,600	1,379
Mitsubishi UFJ Financial Group, Inc.	186,700	894
Mori Seiki Co., Ltd. (Ñ)	87,400	759
MS&AD Insurance Group Holdings	67,100	1,174
Nikon Corp.	49,000	1,489
Nintendo Co., Ltd.	3,400	397
NTT DoCoMo, Inc.	953	1,586
ORIX Corp.	17,930	1,669
Shin-Etsu Chemical Co., Ltd.	71,000	3,906
Softbank Corp.	41,100	1,528
Sumitomo Corp.	150,100	2,100
Sumitomo Mitsui Financial Group, Inc.	39,900	1,316
THK Co., Ltd.	61,600	1,167
Toshiba TEC Corp.	100,479	378
Toyota Motor Corp.	21,100	850
Yokogawa Electric Corp.	253,900	2,621

		46,598

Jersey - 1.6%
Delphi Automotive PLC (Æ)	56,620	1,444
Glencore International PLC (Ñ)	196,595	913
Petrofac, Ltd.	53,955	1,180
WPP PLC	125,552	1,526

		5,063

Luxembourg - 0.2%
ArcelorMittal	37,073	572
Oriflame Cosmetics SA	5,700	191

		763

Netherlands - 5.6%
Aegon NV	244,343	1,138
Akzo Nobel NV	71,771	3,376
European Aeronautic Defence and Space Co. NV	30,165	1,070

	Principal Amount ($) or Shares	Market Value $
Heineken NV	43,469	2,271
ING Groep NV (Æ)	539,145	3,637
Koninklijke Philips Electronics NV	99,004	1,958
Randstad Holding NV (Æ)	37,814	1,117
Reed Elsevier NV(Æ)	101,750	1,164
Unilever NV	73,723	2,467

		18,198

Norway - 1.7%
DNB ASA	162,500	1,616
Marine Harvest ASA (Æ)	1,981,100	1,413
Orkla ASA	186,200	1,352
Statoil ASA Class N	50,602	1,210

		5,591

Russia - 0.5%
Gazprom OAO - ADR (Æ)	161,390	1,528

Singapore - 2.0%
DBS Group Holdings, Ltd.	46,000	508
Jardine Cycle & Carriage, Ltd.	95,500	3,523
Singapore Telecommunications, Ltd.	185,000	484
United Overseas Bank, Ltd.	132,100	1,963

		6,478

South Africa - 0.4%
FirstRand, Ltd.	298,944	969
MTN Group, Ltd.	23,829	412

		1,381

South Korea - 1.6%
Samsung Electronics Co., Ltd.	3,569	3,784
Shinhan Financial Group Co., Ltd.	44,871	1,562

		5,346

Spain - 1.3%
Amadeus IT Holding SA Class A	57,328	1,214
Banco Santander SA - ADR	321,483	2,147
Indra Sistemas SA (Ñ)	47,450	443
Red Electrica Corp. SA (Ñ)	9,213	402

		4,206

Sweden - 0.6%
Atlas Copco AB Class A	49,838	1,076
Hennes & Mauritz AB Class B	23,150	832

		1,908

Switzerland - 8.7%
ABB, Ltd. (Æ)	64,900	1,059
ABB, Ltd. - ADR (Æ)	29,600	483
ACE, Ltd.	9,950	738
Cie Financiere Richemont SA	5,633	309
Credit Suisse Group AG (Æ)	33,512	612
GAM Holding AG (Æ)	60,701	676
Geberit AG (Æ)	4,710	929
Givaudan SA (Æ)	446	438

34	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Helvetia Holding AG	4,215	1,274
Julius Baer Group, Ltd. (Æ)	42,980	1,556
Lindt & Spruengli AG (Æ)	18	661
Nestle SA	65,735	3,922
Novartis AG	76,575	4,271
Partners Group Holding AG	5,196	924
Roche Holding AG	14,545	2,511
Sonova Holding AG (Æ)	6,885	664
Swiss Re AG (Æ)	10,574	664
Syngenta AG	4,502	1,537
TE Connectivity, Ltd.	45,400	1,449
UBS AG (Æ)	192,685	2,253
Zurich Insurance Group AG (Æ)	5,853	1,321

		28,251

Taiwan - 1.4%
Hon Hai Precision Industry Co., Ltd.	643,624	1,941
Hon Hai Precision Industry Co., Ltd. - GDR	99,784	604
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	90,025	1,256
Teco Electric and Machinery Co., Ltd.	1,326,700	867

		4,668

United Kingdom - 21.0%
Aegis Group plc(AE)	518,197	1,316
Anglo American PLC	51,774	1,699
ARM Holdings PLC	142,819	1,137
Aviva PLC	145,971	625
Babcock International Group PLC	71,715	960
BAE Systems PLC	422,300	1,911
Barclays PLC	939,589	2,405
Berkeley Group Holdings PLC (Æ)	34,800	771
BG Group PLC	89,172	1,825
BP PLC	587,700	3,938
BP PLC - ADR	7,400	300
British American Tobacco PLC	34,496	1,756
Burberry Group PLC	63,366	1,322
Carillion PLC	158,375	686
Compass Group PLC	307,223	3,223
Dairy Crest Group PLC	193,209	1,001
Diageo PLC	71,027	1,827
GlaxoSmithKline PLC - ADR	55,900	1,268
Hays PLC	240,848	278
Home Retail Group PLC	157,230	210
HSBC Holdings PLC	453,282	3,997
Imperial Tobacco Group PLC	106,147	4,083
Invensys PLC (Æ)	98,200	343
Johnson Matthey PLC Class H	37,612	1,304
National Grid PLC	208,700	2,209
Pearson PLC	70,163	1,394
Reckitt Benckiser Group PLC	25,027	1,320
Rio Tinto PLC (Æ)	28,270	1,350
Rolls-Royce Holdings PLC (Æ)	132,822	1,792
Royal Bank of Scotland Group PLC (Æ)	140,762	477
Royal Dutch Shell PLC Class A	190,471	6,432
Royal Dutch Shell PLC Class B	43,127	1,505
Sage Group PLC (The)	220,021	956
Smith & Nephew PLC	122,585	1,227

	Principal Amount ($) or Shares		Market Value $
Smiths Group PLC	53,267		848
Standard Chartered PLC	128,762		2,807
Travis Perkins PLC	148,200		2,256
Vodafone Group PLC - ADR (Æ)	1,739,592		4,886
Weir Group PLC (The)	34,166		824

			68,468

United States - 1.2%
MercadoLibre, Inc. (Ñ)	10,600		803
Philip Morris International, Inc.	34,700		3,028

			3,831

Total Common Stocks (cost $293,925)			297,204

Preferred Stocks - 0.3%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais SA (Æ)	148,300		467

Germany - 0.1%
Porsche Automobil Holding SE (Æ)(Ñ)	7,250		361

Total Preferred Stocks (cost $1,531)			828

Warrants & Rights - 0.3%
United Kingdom - 0.3%
DS Smith PLC Class F (Æ) 2012 Rights	369,050		857

Total Warrants & Rights (cost $1,013)			857

Short-Term Investments - 6.1%
United States - 6.1%
Russell U.S. Cash Management Fund	19,709,433	(¥)	19,709

Total Short-Term Investments (cost $19,709)			19,709

Other Securities - 4.4%
Russell Investment Funds Liquidating Trust (×)	645,054	(¥)	658
Russell U.S. Cash Collateral Fund (×)	13,769,829	(¥)	13,770

Total Other Securities (cost $14,415)			14,428

Total Investments - 102.3% (identified cost $330,593)			333,026

Other Assets and Liabilities, Net - (2.3%)			(7,415)

Net Assets - 100.0%			325,611

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	35

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	17	AUD	1,724	09/12	(5)
CAC 40 Index Futures (France)	63	EUR	2,011	07/12	97
DAX Index Futures (Germany)	10	EUR	1,603	09/12	70
EURO STOXX 50 Index Futures (EMU)	165	EUR	3,721	09/12	193
FTSE 100 Index Futures (UK)	47	GBP	2,596	09/12	57
Hang Seng Index Futures (Hong Kong)	6	HKD	5,835	07/12	14
S&P TSE 60 Index Futures (Canada)	18	CAD	2,381	09/12	53
TOPIX Index Futures (Japan)	43	JPY	330,669	09/12	229

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					708

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	368	AUD	371	09/19/12	9
Barclays Bank PLC	USD	534	CAD	548	09/19/12	4
Barclays Bank PLC	USD	1,802	EUR	1,432	09/19/12	11
Barclays Bank PLC	USD	841	GBP	540	09/19/12	4
Barclays Bank PLC	USD	886	JPY	70,300	09/19/12	(6)
Brown Brothers Harriman & Co.	USD	199	HKD	1,540	09/19/12	—
Brown Brothers Harriman & Co.	CAD	19	USD	1,553	07/02/12	—
Brown Brothers Harriman & Co.	HKD	22	USD	1,755	07/03/12	—
Brown Brothers Harriman & Co.	HKD	2	USD	3	07/05/12	—
Citibank	CAD	121	USD	78	07/02/12	1
Commonwealth Bank of Australia	USD	368	AUD	371	09/19/12	9
Commonwealth Bank of Australia	USD	533	CAD	548	09/19/12	5
Commonwealth Bank of Australia	USD	1,803	EUR	1,432	09/19/12	11
Commonwealth Bank of Australia	USD	840	GBP	540	09/19/12	5
Commonwealth Bank of Australia	USD	199	HKD	1,540	09/19/12	—
Commonwealth Bank of Australia	USD	886	JPY	70,300	09/19/12	(6)
Credit Suisse First Boston	USD	499	AUD	500	09/19/12	9
Credit Suisse First Boston	USD	584	CAD	600	09/19/12	5
Credit Suisse First Boston	USD	2,766	EUR	2,200	09/19/12	20
Credit Suisse First Boston	USD	1,091	GBP	700	09/19/12	5
Credit Suisse First Boston	USD	193	HKD	1,500	09/19/12	—
Credit Suisse First Boston	USD	1,245	JPY	100,000	09/19/12	8
Deutsche Bank AG	USD	368	AUD	371	09/19/12	9
Deutsche Bank AG	USD	533	CAD	548	09/19/12	4
Deutsche Bank AG	USD	1,802	EUR	1,432	09/19/12	11
Deutsche Bank AG	USD	117	GBP	75	07/03/12	—
Deutsche Bank AG	USD	841	GBP	540	09/19/12	5
Deutsche Bank AG	USD	887	JPY	70,300	09/19/12	(6)
Deutsche Bank AG	USD	184	NOK	1,097	07/03/12	—
Deutsche Bank AG	GBP	1,632	USD	2,556	07/05/12	—
HSBC Bank PLC	USD	368	AUD	371	09/19/12	9
HSBC Bank PLC	USD	533	CAD	548	09/19/12	4
HSBC Bank PLC	USD	1,803	EUR	1,432	09/19/12	11
HSBC Bank PLC	USD	841	GBP	540	09/19/12	5
HSBC Bank PLC	USD	199	HKD	1,540	09/19/12	—
HSBC Bank PLC	USD	886	JPY	70,300	09/19/12	(6)
JPMorgan Chase Bank	USD	367	AUD	371	09/19/12	10
JPMorgan Chase Bank	USD	533	CAD	548	09/19/12	4
JPMorgan Chase Bank	USD	1,802	EUR	1,432	09/19/12	11
JPMorgan Chase Bank	USD	840	GBP	540	09/19/12	5
JPMorgan Chase Bank	USD	887	JPY	70,300	09/19/12	(6)
JPMorgan Chase Bank	AUD	600	USD	600	09/19/12	(10)

See accompanying notes which are an integral part of the financial statements.

36	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase Bank	CAD	800	USD	781	09/19/12	(3)
JPMorgan Chase Bank	EUR	2,300	USD	2,913	09/19/12	—
JPMorgan Chase Bank	GBP	800	USD	1,255	09/19/12	2
JPMorgan Chase Bank	HKD	1,800	USD	232	09/19/12	—
JPMorgan Chase Bank	JPY	100,000	USD	1,273	09/19/12	20
Royal Bank of Canada	USD	199	HKD	1,540	09/19/12	—
State Street Bank & Trust Co.	USD	98	GBP	63	07/03/12	1
State Street Bank & Trust Co.	USD	69	NOK	417	07/03/12	1
State Street Bank & Trust Co.	AUD	50	USD	50	09/19/12	(1)
State Street Bank & Trust Co.	EUR	100	USD	126	09/19/12	(1)
State Street Bank & Trust Co.	EUR	600	USD	747	09/19/12	(12)
State Street Bank & Trust Co.	GBP	100	USD	155	09/19/12	(1)
State Street Bank & Trust Co.	HKD	3,887	USD	49	07/02/12	—
State Street Bank & Trust Co.	HKD	100	USD	13	09/19/12	—
State Street Bank & Trust Co.	JPY	1,408	USD	18	07/02/12	—
State Street Bank & Trust Co.	JPY	30,000	USD	378	09/19/12	2
State Street Bank & Trust Co.	NOK	10,134	USD	1,699	07/02/12	(4)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						158

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	37

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$2,675	$—	$2,675	0.8
Belgium	—	1,196	—	1,196	0.4
Bermuda	3,840	2,182	—	6,022	1.9
Brazil	4,422	—	—	4,422	1.4
Canada	4,675	—	—	4,675	1.4
Cayman Islands	1,893	1,159	—	3,052	0.9
China	—	1,322	—	1,322	0.4
Czech Republic	—	588	—	588	0.2
Denmark	—	3,046	—	3,046	0.9
France	—	24,618	—	24,618	7.6
Germany	—	25,848	—	25,848	7.9
Hong Kong	—	4,719	—	4,719	1.4
India	1,386	—	—	1,386	0.4
Ireland	—	704	—	704	0.2
Israel	3,422	—	—	3,422	1.1
Italy	—	7,231	—	7,231	2.2
Japan	—	46,598	—	46,598	14.3
Jersey	1,444	3,619	—	5,063	1.6
Luxembourg	—	763	—	763	0.2
Netherlands	—	18,198	—	18,198	5.6
Norway	—	5,591	—	5,591	1.7
Russia	—	1,528	—	1,528	0.5
Singapore	—	6,478	—	6,478	2.0
South Africa	—	1,381	—	1,381	0.4
South Korea	—	5,346	—	5,346	1.6
Spain	—	4,206	—	4,206	1.3
Sweden	—	1,908	—	1,908	0.6
Switzerland	2,670	25,581	—	28,251	8.7
Taiwan	1,256	3,412	—	4,668	1.4
United Kingdom	300	68,168	—	68,468	21.0
United States	3,831	—	—	3,831	1.2
Preferred Stocks	467	361	—	828	0.3
Warrants & Rights	—	857	—	857	0.3
Short-Term Investments	—	19,709	—	19,709	6.1
Other Securities	—	14,428	—	14,428	4.4

Total Investments	29,606	303,420	—	333,026	102.3

Other Assets and Liabilities, Net					(2.3)

					100.0

Other Financial Instruments
Futures Contracts	708	—	—	708	0.2
Foreign Currency Exchange Contracts	(1)	159	—	158	—	*

Total Other Financial Instruments**	$707	$159	$—	$866

*	Less than .05% of net assets.
**	Other financial instruments reflected, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of the financial statements.

38	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Fair Value of Derivative Instruments — June 30, 2012 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$220
Daily variation margin on futures contracts*	713	—

Total	$713	$220

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$62
Daily variation margin on futures contracts*	5	—

Total	$5	$62

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$447	$—
Foreign currency-related transactions	—	(656)

Total	$447	$(656)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$615	$—
Foreign currency-related transactions	—	552

Total	$615	$552

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	39

Russell Investment Funds

Non-U.S. Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$330,593
Investments, at market**, ***	333,026
Cash (restricted)	1,800
Foreign currency holdings*	2,082
Unrealized appreciation on foreign currency exchange contracts	220
Receivables:
Dividends and interest	828
Dividends from affiliated Russell funds	3
Investments sold	2,640
Fund shares sold	1
Foreign taxes recoverable	232
Daily variation margin on futures contracts	589
Other receivable	5
Prepaid expenses	4

Total assets	341,430

Liabilities
Payables:
Investments purchased	790
Fund shares redeemed	235
Accrued fees to affiliates	232
Other accrued expenses	85
Unrealized depreciation on foreign currency exchange contracts	62
Payable upon return of securities loaned	14,415

Total liabilities	15,819

Net Assets	$325,611

See accompanying notes which are an integral part of the financial statements.

40	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Statement of Assets and Liabilities, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,508
Accumulated net realized gain (loss)	(98,896)
Unrealized appreciation (depreciation) on:
Investments	2,433
Futures contracts	708
Foreign currency-related transactions	164
Other investments	5
Shares of beneficial interest	362
Additional paid-in capital	415,327

Net Assets	$325,611

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$9.00
Net assets	$325,610,725
Shares outstanding ($.01 par value)	36,161,514
Amounts in thousands

* Foreign currency holdings - cost	$2,042
** Securities on loan included in investments	$14,786
*** Investments in affiliates, Russell U.S. Cash Management Fund, Russell Investment Funds Liquidating Trust and Russell U.S. Cash Collateral Fund	$34,137

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	41

Russell Investment Funds

Non-U.S. Fund

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Dividends	$7,118
Dividends from affiliated Russell funds	15
Securities lending income	209
Less foreign taxes withheld	(621)

Total investment income	6,721

Expenses
Advisory fees	1,540
Administrative fees	86
Custodian fees	125
Transfer agent fees	8
Professional fees	34
Trustees’ fees	4
Miscellaneous	2

Expenses before reductions	1,799
Expense reductions	(97)

Net expenses	1,702

Net investment income (loss)	5,019

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(957)
Futures contracts	447
Foreign currency-related transactions	(964)

Net realized gain (loss)	(1,474)

Net change in unrealized appreciation (depreciation) on:
Investments	9,031
Futures contracts	615
Foreign currency-related transactions	571
Other investments	(2)

Net change in unrealized appreciation (depreciation)	10,215

Net realized and unrealized gain (loss)	8,741

Net Increase (Decrease) in Net Assets from Operations	$13,760

See accompanying notes which are an integral part of the financial statements.

42	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,019	$6,345
Net realized gain (loss)	(1,474)	4,733
Net change in unrealized appreciation (depreciation)	10,215	(58,506)

Net increase (decrease) in net assets from operations	13,760	(47,428)

Distributions
From net investment income	(3,601)	(6,022)

Net decrease in net assets from distributions	(3,601)	(6,022)

Share Transactions
Net increase (decrease) in net assets from share transactions	(14,126)	16,122
Fund Reimbursements	—	36

Total Net Increase (Decrease) in Net Assets	(3,967)	(37,292)

Net Assets
Beginning of period	329,578	366,870

End of period	$325,611	$329,578

Undistributed (overdistributed) net investment income included in net assets	$5,508	$4,090

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	43

Russell Investment Funds

Non-U.S. Fund

Financial Highlights

For a Share Outstanding Throughout the Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
June 30, 2012(1)	8.75	.13	.22	.35	(.10)	—
December 31, 2011	10.21	.17	(1.46)	(1.29)	(.17)	—
December 31, 2010	9.25	.12	.92	1.04	(.08)	—
December 31, 2009	7.48	.12	1.88	2.00	(.23)	—
December 31, 2008	13.20	.21	(5.83)	(5.62)	—	(.10)
December 31, 2007	15.01	.25	1.14	1.39	(.38)	(2.82)

See accompanying notes which are an integral part of the financial statements.

44	Non-U.S. Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
(.10)	9.00	3.87	325,611	1.05	.99	2.93	31
(.17)	8.75	(12.88)	329,578	1.10	1.04	1.74	49
(.08)	10.21	11.42	366,870	1.12	1.06	1.30	49
(.23)	9.25	27.33	322,145	1.12	1.04	1.56	133
(.10)	7.48	(42.79)	255,750	1.21	1.15	2.01	123
(3.20)	13.20	10.12	431,686	1.18	1.15	1.70	106

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	45

Russell Investment Funds

Core Bond Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2012	$1,000.00	$1,000.00
Ending Account Value June 30, 2012	$1,043.80	$1,021.63
Expenses Paid During Period*	$3.30	$3.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 79.2%
Asset-Backed Securities - 5.7%
Access Group, Inc. Series 2008-1 Class A 1.766% due 10/27/25 (Ê)	626	631
ACE Securities Corp. Series 2005-SD3 Class A 0.645% due 08/25/45 (Ê)	46	45
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	600	609
Series 2012-1 Class A2 1.440% due 02/15/17	445	448
AmeriCredit Automobile Receivables Trust Series 2010-1 Class B 3.720% due 11/17/14	430	436
Series 2010-4 Class B 1.990% due 10/08/15	220	222
Series 2011-2 Class A3 1.610% due 10/08/15	240	242
Series 2011-3 Class B 2.280% due 06/08/16	450	460
Series 2012-3 Class A1 0.361% due 07/08/13	1,290	1,289
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.635% due 11/25/34 (Ê)	—	—
Asset Backed Securities Corp. Home Equity Series 2005-HE5 Class M3 0.725% due 06/25/35 (Ê)	1,050	772
Series 2006-HE5 Class A5 0.485% due 07/25/36 (Ê)	1,200	428
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	188
Brazos Higher Education Authority Series 2010-1 Class A2 1.667% due 02/25/35 (Ê)	500	475
Series 2011-2 Class A3 1.466% due 10/27/36 (Ê)	210	200
Carrington Mortgage Loan Trust Series 2006-NC1 Class A4 0.555% due 01/25/36 (Ê)	1,900	751
Chesapeake Funding LLC Series 2012-1A Class A 0.990% due 11/07/23 (Ê)(Þ)	925	925
CIT Education Loan Trust Series 2007-1 Class A 0.558% due 03/25/42 (Ê)(Þ)	504	460
Citigroup Mortgage Loan Trust, Inc. Series 2007-WFH1 Class A3 0.395% due 01/25/37 (Ê)	1,272	1,086
Series 2007-WFH1 Class A4 0.445% due 01/25/37 (Ê)	934	437
Series 2007-WFH4 Class A2B 1.295% due 07/25/37 (Ê)	1,290	795

	Principal Amount ($) or Shares	Market Value $
Conseco Financial Corp. Series 1996-10 Class M1 7.240% due 11/15/28	700	767
Series 1999-2 Class A5 6.680% due 12/01/30	499	503
Countrywide Asset-Backed Certificates Series 2006-3 Class 2A2 0.425% due 06/25/36 (Ê)	150	137
Series 2006-11 Class 1AF3 5.688% due 09/25/46	128	85
Series 2006-13 Class 1AF3 5.944% due 01/25/37	263	172
Series 2007-4 Class A2 5.530% due 04/25/47	245	219
EFS Volunteer LLC Series 2010-1 Class A2 1.316% due 10/25/35 (Ê)(Þ)	500	475
Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	48	48
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 6.642% due 12/25/30	33	36
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1 1.500% due 09/15/15	275	278
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.534% due 01/20/34 (Ê)	137	126
HSI Asset Securitization Corp. Trust Series 2007-OPT1 Class 2A2 0.355% due 12/25/36 (Ê)	1,650	991
IXIS Real Estate Capital Trust Series 2005-HE1 Class M2 0.980% due 06/25/35 (Ê)	124	123
JPMorgan Mortgage Acquisition Corp. Series 2006-HE1 Class A4 0.535% due 01/25/36 (Ê)	2,350	881
Series 2007-HE1 Class AF6 5.122% due 03/25/47	1,912	1,138
Lehman XS Trust Series 2006-9 Class A1B 0.405% due 05/25/46 (Ê)	195	132
Series 2006-13 Class 1A2 0.415% due 09/25/36 (Ê)	186	121
Series 2006-19 Class A2 0.415% due 12/25/36 (Ê)	197	129
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.805% due 10/25/34 (Ê)	5	4
Series 2004-4 Class M1 1.145% due 10/25/34 (Ê)	1,200	975
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class A2B 0.415% due 04/25/37 (Ê)	136	60

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-4 Class 2A2 0.365% due 07/25/37 (Ê)	1,037	582
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 1.294% due 07/20/43 (Ê)	650	603
Morgan Stanley ABS Capital I Series 2006-HE1 Class A4 0.535% due 01/25/36 (Ê)	1,950	960
Series 2007-HE2 Class A2B 0.335% due 01/25/37 (Ê)	1,043	370
Series 2007-HE5 Class A2C 0.495% due 03/25/37 (Ê)	800	276
Series 2007-HE5 Class A2D 0.585% due 03/25/37 (Ê)	800	280
Northstar Education Finance, Inc. Series 2007-1 Class A1 0.566% due 04/28/30 (Ê)	475	442
Series 2007-1 Class A3 0.526% due 01/29/46 (Ê)	500	453
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.284% due 01/25/36	105	71
Series 2006-C Class A4 0.495% due 07/25/36 (Ê)	1,480	871
Series 2006-D Class A3 0.505% due 11/25/46 (Ê)	1,500	794
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	85	63
Series 2006-1 Class AF6 5.746% due 05/25/36	165	105
Series 2007-1 Class AF2 5.512% due 04/25/37	420	165
Series 2007-2 Class AF2 5.675% due 06/25/37	125	51
Residential Asset Mortgage Products, Inc. Series 2003-RS9 Class AI6A 6.110% due 10/25/33	378	364
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	116	115
Residential Asset Securities Corp. Series 2003-KS4 Class AIIB 0.825% due 06/25/33 (Ê)	28	16
Santander Drive Auto Receivables Trust Series 2011-2 Class B 2.660% due 01/15/16	180	183
Series 2011-3 Class B 2.500% due 12/15/15	530	537
Series 2012-1 Class B 2.720% due 05/16/16	340	346
Series 2012-2 Class B 2.090% due 08/15/16	430	433
Series 2012-4 Class A1 0.432% due 07/15/13	1,300	1,300
SG Mortgage Securities Trust Series 2006-OPT2 Class A3C 0.395% due 10/25/36 (Ê)	1,500	462

	Principal Amount ($) or Shares	Market Value $
SLM Student Loan Trust Series 2006-5 Class A6B 0.586% due 10/25/40 (Ê)	490	441
Series 2008-7 Class A2 0.966% due 10/25/17 (Ê)	2,480	2,486
Series 2011-A Class A2 4.370% due 04/17/28 (Þ)	220	233
Series 2011-B Class A2 3.740% due 02/15/29 (Þ)	575	594
Series 2012-A Class A2 3.830% due 01/17/45 (Þ)	385	398
Series 2012-B Class A2 3.480% due 10/15/30 (Þ)	280	287
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	517	576
Soundview Home Equity Loan Trust Series 2005-1 Class M2 0.995% due 04/25/35 (Ê)	1,062	1,022
Series 2005-OPT3 Class A4 0.545% due 11/25/35 (Ê)	408	382
Structured Asset Securities Corp. Series 2006-BC6 Class A2 0.325% due 01/25/37 (Ê)	199	198
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.395% due 05/25/36 (Ê)	556	273

		35,031

Corporate Bonds and Notes - 15.4%
ABB Finance USA, Inc. 2.875% due 05/08/22	175	177
Ally Financial, Inc. 7.500% due 12/31/13	1,900	2,014
4.625% due 06/26/15	400	402
7.500% due 09/15/20	100	112
Alta Wind Holdings LLC 7.000% due 06/30/35 (Þ)	118	133
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	155	163
Altria Group, Inc. 9.700% due 11/10/18	135	187
10.200% due 02/06/39	160	260
American Airlines 2011-2 Class A Pass Through Trust Series A 8.625% due 10/15/21	607	637
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	472
American Express Credit Corp. 2.375% due 03/24/17	275	282
American International Group, Inc. 4.875% due 09/15/16	440	467
5.600% due 10/18/16	700	761
5.450% due 05/18/17	1,000	1,086

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ameriprise Financial, Inc. 7.518% due 06/01/66	210	227
AmerisourceBergen Corp. 5.875% due 09/15/15	155	176
Amgen, Inc. 2.125% due 05/15/17	430	435
3.625% due 05/15/22	280	290
6.900% due 06/01/38	1,000	1,273
Anadarko Petroleum Corp. 6.375% due 09/15/17	510	592
6.450% due 09/15/36	285	329
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	215	255
Apache Corp. 3.250% due 04/15/22	255	266
Arch Coal, Inc. 8.750% due 08/01/16 (Ñ)	70	67
7.000% due 06/15/19 (Ñ)	350	296
AT&T Corp. 8.000% due 11/15/31	175	259
AT&T, Inc. 2.950% due 05/15/16	155	164
6.300% due 01/15/38	900	1,121
Bank of America Corp. 7.375% due 05/15/14	710	764
4.750% due 08/01/15	320	332
5.625% due 10/14/16	450	478
6.000% due 09/01/17	335	362
5.750% due 12/01/17	140	149
Bank of America NA Series BKNT 0.748% due 06/15/16 (Ê)	600	530
6.100% due 06/15/17	775	829
BB&T Corp. 2.150% due 03/22/17	300	305
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	180	194
7.250% due 02/01/18	195	233
Berkshire Hathaway Finance Corp. 1.600% due 05/15/17	220	222
Berkshire Hathaway, Inc. 3.750% due 08/15/21 (Ñ)	250	267
Boston Scientific Corp. 4.500% due 01/15/15	295	314
Braskem America Finance Co. 7.125% due 07/22/41 (Þ)	460	459
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	31
6.750% due 03/15/29	10	12
Calpine Construction Finance Co., LP and CCFC Finance Corp. 8.000% due 06/01/16 (Þ)	655	707
Capital One Financial Corp. 2.150% due 03/23/15	300	302
CCO Holdings LLC / CCO Holdings Capital Corp. 7.000% due 01/15/19	460	497

	Principal Amount ($) or Shares	Market Value $
Cellco Partnership / Verizon Wireless Capital LLC 7.375% due 11/15/13	235	255
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	59
CF Industries, Inc. 6.875% due 05/01/18	180	214
Chase Capital III Series C 1.017% due 03/01/27 (Ê)	295	214
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	166	170
8.000% due 11/15/19	180	192
Cigna Corp. 5.375% due 02/15/42	200	213
CIT Group, Inc. 7.000% due 05/02/17 (Ñ)(Þ)	154	154
6.625% due 04/01/18 (Ñ)(Þ)	390	420
Citigroup Capital XXI 8.300% due 12/21/57	500	501
Citigroup, Inc. 5.850% due 07/02/13	100	105
2.467% due 08/13/13 (Ê)	100	101
4.700% due 05/29/15	50	52
5.850% due 08/02/16 (Ñ)	220	239
4.450% due 01/10/17	1,005	1,053
6.000% due 08/15/17 (Ñ)	850	931
6.125% due 11/21/17	405	449
6.125% due 08/25/36	300	295
8.125% due 07/15/39	450	601
5.875% due 01/30/42 (Ñ)	450	491
Comcast Corp. 5.700% due 05/15/18	300	354
Commonwealth Edison Co. 5.800% due 03/15/18	290	350
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A 6.545% due 02/02/19	171	183
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22 (Ñ)	137	148
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	221	253
Credit Suisse USA, Inc. 5.500% due 08/15/13	45	47
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	130	132
CSC Holdings LLC 8.500% due 04/15/14	460	506
CVS Caremark Corp. 3.250% due 05/18/15	295	311
DCP Midstream Operating, LP 3.250% due 10/01/15	275	279

Core Bond Fund	49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Delta Air Lines 2002-1 Class G-1 Pass Through Trust Series 02G1 6.718% due 01/02/23	113	122
Devon Energy Corp. 1.875% due 05/15/17	205	205
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	535	564
Discover Financial Services 5.200% due 04/27/22 (Þ)	260	272
Dynegy Roseton / Danskammer Pass Through Trust Series B 7.670% due 11/08/16	700	434
E*Trade Financial Corp. 12.500% due 11/30/17	235	269
Ecolab, Inc. 4.350% due 12/08/21	255	283
Edison Mission Energy 7.000% due 05/15/17	675	378
El Paso LLC Series GMTN 8.050% due 10/15/30	200	227
El Paso Natural Gas Co. 7.500% due 11/15/26	100	122
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	125	145
5.000% due 10/01/21	650	703
Enterprise Products Operating LLC 5.250% due 01/31/20	420	481
Series B 7.034% due 01/15/68	290	310
Express Scripts Holding Co. 6.250% due 06/15/14	285	312
7.250% due 06/15/19	235	295
4.750% due 11/15/21 (Þ)	155	172
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	845	970
7.200% due 07/15/48 (Þ)	300	323
Fifth Third Bancorp 8.250% due 03/01/38	1,100	1,493
Ford Motor Credit Co. LLC 3.984% due 06/15/16 (Þ)	600	618
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	131	108
Frontier Communications Corp. 7.875% due 04/15/15 (Ñ)	450	495
General Electric Capital Corp. 5.900% due 05/13/14	350	380
5.625% due 05/01/18	230	264
4.375% due 09/16/20	300	325
5.875% due 01/14/38	850	975
Series EMTN 0.597% due 03/20/14 (Ê)	400	392
6.375% due 11/15/67	1,900	1,978
Series GMTN 6.875% due 01/10/39	350	452

	Principal Amount ($) or Shares	Market Value $
Series MTNA 0.728% due 09/15/14 (Ê)	420	415
6.750% due 03/15/32	425	526
General Electric Co. 5.250% due 12/06/17	340	397
GenOn REMA LLC Series B 9.237% due 07/02/17	343	338
Genworth Financial, Inc. 6.150% due 11/15/66	365	210
Georgia-Pacific LLC 8.875% due 05/15/31	340	479
Gilead Sciences, Inc. 4.400% due 12/01/21	420	464
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14	150	159
3.625% due 02/07/16	285	285
6.250% due 09/01/17	935	1,016
6.150% due 04/01/18 (Ñ)	400	434
7.500% due 02/15/19	550	627
6.000% due 06/15/20	150	160
5.750% due 01/24/22	245	259
6.750% due 10/01/37	800	784
Great Plains Energy, Inc. 5.292% due 06/15/22	170	183
Hartford Financial Services Group, Inc. 5.125% due 04/15/22	150	154
HCA, Inc. 7.875% due 02/15/20	450	500
7.250% due 09/15/20	250	275
HCP, Inc. 6.700% due 01/30/18	425	493
Health Care REIT, Inc. 4.700% due 09/15/17	400	423
4.950% due 01/15/21	300	315
5.250% due 01/15/22	200	212
6.500% due 03/15/41	200	214
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	700	765
HealthSouth Corp. 10.750% due 06/15/16	1,156,000	979
Hewlett-Packard Co. 2.600% due 09/15/17	275	276
4.650% due 12/09/21	380	398
Historic TW, Inc. 8.050% due 01/15/16	195	234
HRPT Properties Trust 5.750% due 02/15/14	165	169
HSBC Finance Corp. 6.676% due 01/15/21	125	135
HSBC USA, Inc. 2.375% due 02/13/15	235	238
Humana, Inc. 6.450% due 06/01/16	160	182
8.150% due 06/15/38	170	230
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	231	241

50	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Intel Corp. 1.950% due 10/01/16	205	212
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	1,170	1,235
4.875% due 04/01/15	350	352
6.750% due 09/01/16 (Þ)	100	108
International Paper Co. 4.750% due 02/15/22	150	164
JPMorgan Chase & Co. 5.375% due 01/15/14	170	180
3.150% due 07/05/16	300	309
6.000% due 01/15/18	200	230
4.250% due 10/15/20	300	315
5.400% due 01/06/42	330	362
Series 1 7.900% due 04/29/49 (Æ)(ƒ)	220	241
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	77
6.000% due 10/01/17	945	1,058
JPMorgan Chase Capital XIII Series M 1.420% due 09/30/34 (Ê)	480	362
JPMorgan Chase Capital XXI Series U 1.416% due 02/02/37 (Ê)	335	225
JPMorgan Chase Capital XXIII 1.467% due 05/15/47 (Ê)	545	369
Kraft Foods, Inc. 1.344% due 07/10/13 (Ê)	310	311
4.125% due 02/09/16	245	267
6.125% due 02/01/18	200	240
6.500% due 02/09/40	305	392
Lorillard Tobacco Co. 6.875% due 05/01/20	370	438
Lowe’s Cos., Inc. 3.120% due 04/15/22	215	220
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	83
MassMutual Global Funding II 2.000% due 04/05/17 (Þ)	305	307
Merrill Lynch & Co., Inc. 6.400% due 08/28/17	720	784
6.875% due 04/25/18	500	559
MetLife, Inc. 6.400% due 12/15/36	100	98
10.750% due 08/01/39	275	384
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	200	214
3.125% due 01/11/16 (Þ)	345	361
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	362	373
Morgan Stanley 0.947% due 10/15/15 (Ê)	655	584
0.916% due 10/18/16 (Ê)	435	379
5.550% due 04/27/17	425	429

	Principal Amount ($) or Shares	Market Value $
6.250% due 08/28/17	600	619
6.625% due 04/01/18	365	382
5.625% due 09/23/19	275	272
Series GMTN 5.450% due 01/09/17	225	227
National City Bank Series BKNT 0.838% due 06/07/17 (Ê)	700	655
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	145	149
NB Capital Trust IV 8.250% due 04/15/27	215	220
New Cingular Wireless Services, Inc. 8.750% due 03/01/31	105	160
Newmont Mining Corp. 4.875% due 03/15/42	245	239
News America, Inc. 8.250% due 10/17/96	20	24
Nextel Communications, Inc. Series C 5.950% due 03/15/14 (Ñ)	205	205
Series E 6.875% due 10/31/13 (Ñ)	83	83
NII Capital Corp. 7.625% due 04/01/21	225	193
Nisource Finance Corp. 6.400% due 03/15/18	145	169
6.125% due 03/01/22	335	393
NRG Energy, Inc. 7.625% due 01/15/18	160	166
8.500% due 06/15/19 (Ñ)	155	162
7.875% due 05/15/21 (Ñ)	125	126
Occidental Petroleum Corp. 1.500% due 02/15/18	65	65
2.700% due 02/15/23	260	262
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	550	657
O’Reilly Automotive, Inc. 4.625% due 09/15/21	255	266
Pacific Bell Telephone Co. 7.375% due 07/15/43	250	267
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	450	558
PC Financial Partnership 5.000% due 11/15/14	220	238
Petrohawk Energy Corp. 7.250% due 08/15/18	230	259
Philip Morris International, Inc. 5.650% due 05/16/18	250	302
Pioneer Natural Resources Co. 3.950% due 07/15/22	130	130
PNC Funding Corp. 3.300% due 03/08/22	285	291
Progress Energy, Inc. 5.625% due 01/15/16	40	46
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	550	679

Core Bond Fund	51

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Public Service Co. of New Mexico 7.950% due 05/15/18	260	311
QVC, Inc. 7.500% due 10/01/19 (Þ)	260	289
Qwest Communications International, Inc. 8.000% due 10/01/15	365	385
Rock-Tenn Co. 4.450% due 03/01/19 (Þ)	185	190
Sabine Pass LNG, LP 7.250% due 11/30/13	780	807
7.500% due 11/30/16	65	68
Series 144a 7.500% due 11/30/16 (Þ)	380	384
Sempra Energy 2.000% due 03/15/14	255	259
Simon Property Group, LP 10.350% due 04/01/19	160	224
SLM Corp. 6.250% due 01/25/16	1,800	1,890
SMART Trust Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	465	472
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	310	311
South Carolina Electric & Gas Co. 6.500% due 11/01/18	150	188
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.400% due 06/15/21	385	409
Southern Union Co. 3.483% due 11/01/66 (Ê)	1,380	1,123
Springleaf Finance Corp. 6.900% due 12/15/17 (Ñ)	300	239
State Street Capital Trust III 5.458% due 01/29/49 (Ê)(ƒ)	200	201
Symetra Financial Corp. 8.300% due 10/15/37 (Þ)	250	244
TD Ameritrade Holding Corp. 4.150% due 12/01/14	225	238
Tenet Healthcare Corp. 10.000% due 05/01/18 (Ñ)	400	458
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16 (Ñ)	200	235
8.375% due 06/15/32	190	249
Textron, Inc. 6.200% due 03/15/15	265	291
Time Warner, Inc. 5.875% due 11/15/16	400	468
Timken Co. 6.000% due 09/15/14	150	163
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	73	83
Union Pacific Corp. 4.163% due 07/15/22	349	389
UnitedHealth Group, Inc. 6.000% due 06/15/17	3	4

	Principal Amount ($) or Shares	Market Value $
Verizon Communications, Inc. 3.000% due 04/01/16	255	271
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	240	229
Wachovia Corp. 5.625% due 10/15/16	100	113
5.750% due 02/01/18	200	237
Watson Pharmaceuticals, Inc. 5.000% due 08/15/14	275	292
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	205	224
6.750% due 09/02/19 (Þ)	95	112
WellPoint, Inc. 3.125% due 05/15/22	325	328
Wells Fargo & Co. Series K 7.980% due 03/29/49 (ƒ)(Ñ)	3,300	3,622
Weyerhaeuser Co. 7.375% due 10/01/19	125	148
Williams Cos., Inc. (The) 7.875% due 09/01/21	161	203
8.750% due 03/15/32	108	147
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	260	312
Willis NA, Inc. 7.000% due 09/29/19	195	226
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	730	730

		94,850

International Debt - 5.3%
Abbey National Treasury Services PLC 3.875% due 11/10/14 (Þ)	870	857
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	100	125
Anglo American Capital PLC 2.625% due 04/03/17 (Þ)	330	329
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	629
ArcelorMittal 4.500% due 02/25/17	220	217
6.250% due 02/25/22	245	240
AWAS Aviation Capital, Ltd. 7.000% due 10/17/16 (Þ)	312	323
Banco Santander Brazil SA 2.568% due 03/18/14 (Ê)(Þ)	200	192
Bank of Montreal 2.850% due 06/09/15 (Ñ)(Þ)	100	106
2.500% due 01/11/17	170	176
Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Þ)	197	177
BBVA Bancomer SA 6.500% due 03/10/21 (Þ)	200	202
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	100	106

52	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BNP Paribas SA 5.186% due 06/29/49 (ƒ)(Þ)	300	258
Braskem Finance, Ltd. 5.750% due 04/15/21 (Ñ)(Þ)	300	308
British Telecommunications PLC 2.000% due 06/22/15	230	233
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	410	424
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.875% due 02/08/22	380	387
Corp. Andina de Fomento 4.375% due 06/15/22	127	130
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	200	253
Credit Suisse 6.000% due 02/15/18 (Ñ)	770	824
CSN Islands XI Corp. 6.875% due 09/21/19 (Þ)	200	218
Dexia Credit Local SA 0.946% due 04/29/14 (Ê)(Þ)	500	470
Digicel Group, Ltd. 8.875% due 01/15/15 (Þ)	185	187
9.125% due 01/15/15 (Þ)	425	429
Series REGS 8.875% due 01/15/15	80	81
Eksportfinans ASA 2.375% due 05/25/16	225	200
Electricite de France SA 5.500% due 01/26/14 (Ñ)(Þ)	200	212
6.500% due 01/26/19 (Ñ)(Þ)	200	235
6.950% due 01/26/39 (Þ)	200	237
Enel Finance International NV 6.250% due 09/15/17 (Ñ)(Þ)	300	301
6.000% due 10/07/39 (Þ)	175	137
Export-Import Bank of Korea 5.875% due 01/14/15	700	765
Gazprom International SA for Gazprom Series REGS
7.201% due 02/01/20	39	42
GlaxoSmithKline Capital PLC 1.500% due 05/08/17	625	626
2.850% due 05/08/22	185	188
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	230	252
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	825	778
HSBC Bank PLC 3.100% due 05/24/16 (Þ)	800	826
HSBC Holdings PLC 6.500% due 05/02/36	100	110
6.500% due 09/15/37	100	111
Hutchison Whampoa International 11, Ltd. 4.625% due 01/13/22 (Þ)	375	393
Indian Oil Corp., Ltd. 4.750% due 01/22/15	400	410

	Principal Amount ($) or Shares	Market Value $
ING Bank NV 1.868% due 06/09/14 (Ê)(Þ)	300	296
Intelsat Jackson Holdings SA 8.500% due 11/01/19	400	443
Intesa Sanpaolo SpA 2.867% due 02/24/14 (Ê)(Þ)	200	188
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)	125	136
6.875% due 11/01/41 (Þ)	325	379
Koninklijke Philips Electronics NV 3.750% due 03/15/22	350	363
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)	60	63
Lloyds Banking Group PLC 5.920% due 12/31/49 (ƒ)(Þ)	300	180
6.657% due 12/31/49 (ƒ)(Þ)	265	175
Lloyds TSB Bank PLC 4.200% due 03/28/17	215	222
Majapahit Holding BV Series REGS
7.750% due 10/17/16	100	114
Methanex Corp. 5.250% due 03/01/22	260	270
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	305	317
Morgan Stanley Series GMTN 1.177% due 01/16/17 (Ê)	200	217
Nexen, Inc. 7.500% due 07/30/39	200	233
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	100	97
Nokia OYJ 5.375% due 05/15/19	155	122
Pernod-Ricard SA 2.950% due 01/15/17 (Þ)	520	526
5.500% due 01/15/42 (Þ)	125	128
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	400	413
7.875% due 03/15/19	800	974
5.750% due 01/20/20	265	290
Province of Ontario Canada 0.950% due 05/26/15	1,800	1,809
Province of Quebec Canada 3.500% due 07/29/20	200	220
Qatar Government International Bond 5.750% due 01/20/42 (Þ)	120	143
Rabobank Nederland NV 11.000% due 06/29/49 (ƒ)(Þ)	285	359
Ralph Lauren Corp. 4.500% due 10/04/13	125	163
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	275
Series REGS
6.750% due 09/30/19	300	359
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Ñ)(Þ)	100	103

Core Bond Fund	53

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rio Tinto Finance USA PLC 3.500% due 03/22/22	195	206
Royal Bank of Scotland Group PLC 6.990% due 10/29/49 (ƒ)(Þ)	300	231
Series 1 9.118% due 03/31/49 (ƒ)	300	258
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	500	502
4.875% due 08/25/14 (Þ)	900	925
Russian Foreign Bond - Eurobond 4.500% due 04/04/22 (Þ)	345	361
RZD Capital, Ltd. 5.739% due 04/03/17	500	534
Santander US Debt SA Unipersonal 2.991% due 10/07/13 (Þ)	400	385
Sirius International Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	360	345
Smurfit Kappa Treasury Funding, Ltd. 7.500% due 11/20/25	165	165
Suncor Energy, Inc. 5.950% due 12/01/34	160	181
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	360	394
Total Capital SA 4.450% due 06/24/20	260	297
Transocean, Inc. 5.050% due 12/15/16	330	358
6.375% due 12/15/21	225	257
7.350% due 12/15/41	345	417
Turkiye Garanti Bankasi AS 2.966% due 04/20/16 (Ê)(Þ)	200	185
Tyco Electronics Group SA 6.550% due 10/01/17	240	287
UBS AG Series BKNT 5.875% due 12/20/17	400	447
5.750% due 04/25/18	100	111
Vale Overseas, Ltd. 5.625% due 09/15/19	400	443
Vivendi SA 2.400% due 04/10/15 (Å)	200	198
Vnesheconombank Via VEB Finance PLC 6.025% due 07/05/22 (Þ)	280	279
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	385	420
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	700	738
White Nights Gazprom Series REGS
10.500% due 03/08/14	200	223
10.500% due 03/25/14	200	224
Wind Acquisition Finance SA 7.250% due 02/15/18 (Þ)	200	175

		32,827

Loan Agreements - 0.4%
Caesars Entertainment Operating Co., Inc. Term Loan B2 5.495% due 01/28/18 (Ê)	800	711

	Principal Amount ($) or Shares	Market Value $
Chrysler Group LLC Term Loan B 6.000% due 05/24/17 (Ê)	996	1,003
HCA, Inc. Extended Term Loan B3 3.495% due 05/01/18	507	492

		2,206

Mortgage-Backed Securities - 32.0%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	40	41
Adjustable Rate Mortgage Trust Series 2007-1 Class 1A1 2.963% due 03/25/37 (Ê)	942	556
American Home Mortgage Assets LLC Series 2007-4 Class A2 0.435% due 08/25/37 (Ê)	557	415
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.728% due 02/25/45 (Ê)	61	53
Series 2007-1 Class GA1C 0.435% due 05/25/47 (Ê)	837	393
Banc of America Funding Corp. Series 2006-3 Class 5A8 5.500% due 03/25/36	444	416
Series 2006-A Class 4A1 5.377% due 02/20/36 (Ê)	286	203
Series 2006-G Class 2A3 0.414% due 07/20/36 (Ê)	688	681
Series 2006-I Class 5A1 5.959% due 10/20/46 (Ê)	1,079	874
Series 2007-4 Class 3A1 0.615% due 06/25/37 (Ê)	1,084	634
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.992% due 11/15/15 (Ê)(Þ)	94	89
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	122	125
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	101	104
Series 2005-1 Class A3 4.877% due 11/10/42	69	69
Series 2005-1 Class A4 5.246% due 11/10/42	170	176
Series 2005-2 Class A4 4.783% due 07/10/43	8	8
Series 2005-2 Class A5 4.857% due 07/10/43	745	811
Series 2006-1 Class A4 5.372% due 09/10/45	280	311
Series 2006-2 Class A4 5.919% due 05/10/45	200	228
Series 2006-4 Class A4 5.634% due 07/10/46	250	282
Series 2008-1 Class A4 6.395% due 02/10/51	405	476

54	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	4	4
Series 2004-11 Class 2A1 5.750% due 01/25/35	147	152
Series 2005-H Class 2A5 2.762% due 09/25/35 (Ê)	220	172
BCAP LLC Trust Series 2011-RR4 Class 7A2 11.287% due 04/26/37 (Þ)	541	124
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.634% due 04/25/33 (Ê)	19	19
Series 2003-8 Class 4A1 2.889% due 01/25/34 (Ê)	64	65
Series 2004-9 Class 22A1 3.174% due 11/25/34 (Ê)	38	38
Series 2005-2 Class A1 2.570% due 03/25/35 (Ê)	592	577
Series 2007-3 Class 1A1 3.123% due 05/25/47 (Ê)	231	152
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.883% due 05/25/35 (Ê)	150	119
Series 2005-7 Class 22A1 2.879% due 09/25/35 (Ê)	355	243
Series 2005-10 Class 24A1 2.665% due 01/25/36 (Ê)	336	166
Series 2006-1 Class 21A2 2.821% due 02/25/36 (Ê)	419	188
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	125	124
Series 2005-PWR9 Class A4B 4.943% due 09/11/42	40	42
Series 2005-T20 Class A4A 5.298% due 10/12/42	700	780
Series 2006-PW14 Class A4 5.201% due 12/11/38	1,600	1,807
Series 2006-T22 Class A4 5.713% due 04/12/38	505	572
Series 2007-PW16 Class A4 5.906% due 06/11/40	680	778
BNPP Mortgage Securities LLC Series 2009-1 Class A1 6.000% due 08/27/37 (Å)	390	409
Citicorp Mortgage Securities, Inc. Series 2006-3 Class 1A9 5.750% due 06/25/36	219	214
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	135	154
Series 2007-C6 Class A4 5.889% due 12/10/49	330	381
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 2.580% due 10/25/35 (Ê)	41	36

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR7 Class 1A4A 5.183% due 11/25/36 (Ê)	484	335
Series 2007-10 Class 2A3A 5.976% due 09/25/37 (Ê)	441	290
Series 2007-10 Class 2A4A 6.132% due 09/25/37 (Ê)	276	198
Series 2007-AR8 Class 2A1A 3.392% due 07/25/37 (Ê)	604	394
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.394% due 07/15/44	340	378
Commercial Mortgage Asset Trust Series 1999-C1 Class D 7.350% due 01/17/32	115	121
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	240	243
Series 2006-C8 Class A4 5.306% due 12/10/46	200	225
Series 2007-C9 Class A4 5.811% due 12/10/49	165	192
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	319	325
Countrywide Alternative Loan Trust Series 2005-81 Class A1 0.525% due 02/25/37 (Ê)	282	151
Series 2005-48T1 Class A6 5.500% due 11/25/35	897	660
Series 2006-36T2 Class 1A9 1.145% due 12/25/36 (Ê)	232	121
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	925	634
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.620% due 11/25/34 (Ê)	127	104
Series 2004-HYB9 Class 1A1 2.709% due 02/20/35 (Ê)	209	171
Series 2005-1 Class 2A1 0.535% due 03/25/35 (Ê)	1,221	665
Series 2005-3 Class 1A2 0.535% due 04/25/35 (Ê)	21	13
Series 2005-HYB9 Class 3A2A 2.595% due 02/20/36 (Ê)	41	30
Series 2007-2 Class A2 6.000% due 03/25/37	2,009	1,656
Series 2007-4 Class 1A10 6.000% due 05/25/37	1,784	1,429
Series 2007-HY5 Class 1A1 5.509% due 09/25/47 (Ê)	1,378	891
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2 Class C1 6.376% due 04/15/37	75	75
Series 2002-CKS4 Class B 5.333% due 11/15/36	170	170

Core Bond Fund	55

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-C5 Class D 5.116% due 12/15/36	215	220
Series 2005-9 Class 2A1 5.500% due 10/25/35	284	252
Series 2005-C2 Class A3 4.691% due 04/15/37	203	210
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.851% due 03/15/39	100	110
Series 2007-2 Class 3A4 5.500% due 03/25/37	977	888
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	340	379
DBUBS Mortgage Trust Series 2011-LC2A Class A2 3.386% due 07/10/44 (Þ)	900	960
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 2.070% due 08/25/35 (Ê)	465	270
Series 2007-AR3 Class 2A4 0.595% due 06/25/37 (Ê)	481	120
Series 2007-OA1 Class A1 0.395% due 02/25/47 (Ê)	1,919	879
Fannie Mae 2.640% due 2017 (Ê)	19	19
6.000% due 2017	16	17
3.416% due 2020	—	—
3.584% due 2020	589	642
3.632% due 2020	—	—
3.665% due 2020	805	882
3.763% due 2020	782	861
4.250% due 2020	775	871
5.500% due 2020	73	80
5.500% due 2021	109	120
3.016% due 2022	300	314
5.500% due 2022	154	169
4.000% due 2024	203	216
3.500% due 2025	86	91
4.000% due 2025	1,299	1,386
4.500% due 2025	1,967	2,131
3.500% due 2026	3,714	3,994
6.000% due 2026	269	296
3.000% due 2027	3,007	3,170
6.000% due 2027	159	175
6.000% due 2028	12	14
6.000% due 2032	167	188
5.000% due 2033	52	57
5.500% due 2033	10	11
6.000% due 2033	8	9
5.000% due 2034	654	713
5.500% due 2034	430	474
4.500% due 2035	50	53
5.000% due 2035	854	929
3.593% due 2036 (Ê)	213	218
5.000% due 2036	296	322
5.500% due 2037	1,321	1,435
6.000% due 2037	14	15

	Principal Amount ($) or Shares	Market Value $
5.500% due 2038	3,293	3,626
4.500% due 2039	55	59
4.000% due 2040	806	875
4.500% due 2040	569	613
5.500% due 2040	301	331
6.000% due 2040	1,633	1,800
4.000% due 2041	2,350	2,527
4.500% due 2041	1,464	1,579
15 Year TBA(Ï) 2.500%	1,700	1,751
3.000%	3,350	3,510
3.500%	875	924
30 Year TBA(Ï) 3.000%	570	583
3.500%	12,045	12,636
4.000%	19,680	20,915
4.500%	4,500	4,828
5.000%	2,650	2,868
5.500%	2,830	3,087
6.000%	1,700	1,868
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	104	15
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	197	12
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	217	13
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	395	50
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	69	9
Series 2012-55 Class PC 3.500% due 05/25/42	700	730
Fannie Mae Grantor Trust Series 2001-T4 Class A1 7.500% due 07/25/41	376	452
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	46	53
Series 2003-32 Class FH 0.645% due 11/25/22 (Ê)	55	55
Series 2003-35 Class FY 0.645% due 05/25/18 (Ê)	117	117
Series 2005-110 Class MB 5.500% due 09/25/35	135	149
Series 2006-27 Class SH Interest Only STRIP 6.455% due 04/25/36 (Ê)	2,206	374
Series 2007-30 Class AF 0.555% due 04/25/37 (Ê)	78	78
Series 2009-39 Class LB 4.500% due 06/25/29	405	449
Series 2009-96 Class DB 4.000% due 11/25/29	575	629

56	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2010-85 Class NJ 4.500% due 08/25/40	700	753
Series 2010-95 Class S Interest Only STRIP 6.355% due 09/25/40 (Ê)	2,296	407
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	2,496	366
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.244% due 12/25/42	25	29
Series 2004-W2 Class 2A2 7.000% due 02/25/44	348	402
FDIC Structured Sale Guaranteed Notes Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	734	750
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	508	510
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	729	746
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K014 Class X1 Interest Only STRIP 1.449% due 04/25/21	1,285	109
Series 2011-K702 Class X1 Interest Only STRIP 1.727% due 02/25/18	4,788	348
Series 2012-K501 Class X1A Interest Only STRIP 1.880% due 08/25/16	4,994	271
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.358% due 02/25/45 (Ê)	19	19
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.617% due 10/25/35 (Ê)	881	705
Freddie Mac 6.000% due 2016	7	7
3.500% due 2025	1,259	1,342
2.572% due 2030 (Ê)	1	1
5.000% due 2035	619	667
4.544% due 2037 (Ê)	157	167
5.500% due 2037	678	732
5.500% due 2038	2,776	3,081
6.000% due 2038	618	686
4.500% due 2039	2,240	2,475
4.000% due 2041	6,612	7,157
4.500% due 2041	6,117	6,750
2.500% due 12/01/99	1,960	2,015
Freddie Mac Mortgage Trust Series 2010-K7 Class B 5.435% due 04/25/20 (Þ)	510	531
Series 2011-K702 Class B 4.936% due 04/25/44 (Þ)	340	348

	Principal Amount ($) or Shares	Market Value $
Freddie Mac Reference REMIC Series 2006-R006 Class ZA 6.000% due 04/15/36	318	368
Freddie Mac REMICS Series 2000-2266 Class F 0.692% due 11/15/30 (Ê)	8	8
Series 2003-2624 Class QH 5.000% due 06/15/33	320	360
Series 2007-3335 Class BF 0.392% due 07/15/19 (Ê)	82	82
Series 2007-3335 Class FT
0.392% due 08/15/19 (Ê)	184	184
Series 2009-3569 Class NY
5.000% due 08/15/39	1,400	1,635
Series 2010-3640 Class JA
1.500% due 03/15/15	537	539
Series 2010-3653 Class B
4.500% due 04/15/30	730	816
Series 2010-3704 Class DC
4.000% due 11/15/36	500	547
GE Business Loan Trust Series 2003-2A Class A
0.612% due 11/15/31 (Ê)(Þ)	623	583
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class F
5.688% due 07/10/37 (Þ)	45	45
Series 2005-C4 Class A4
5.486% due 11/10/45	170	190
Ginnie Mae I 3.000% due 2027	662	701
4.500% due 2039	1,627	1,781
30 Year TBA(Ï)
3.500%	—	—
Ginnie Mae II 2.375% due 2026 (Ê)	102	106
1.625% due 2027 (Ê)	7	7
1.625% due 2032 (Ê)	36	37
3.500% due 2040 (Ê)	1,387	1,470
4.000% due 2040 (Ê)	282	300
4.502% due 2061	411	456
4.700% due 2061	345	389
5.245% due 2061	685	780
30 Year TBA(Ï)
3.500%	2,075	2,218
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4
4.547% due 12/10/41	118	118
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.945% due 05/25/35 (Ê)	362	333
Government National Mortgage Association Series 2000-29 Class F 0.744% due 09/20/30 (Ê)	10	10
Series 2007-26 Class SD Interest Only STRIP 6.557% due 05/16/37 (Ê)	2,172	386

Core Bond Fund	57

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2010-116 Class MP 3.500% due 09/16/40	1,780	1,901
Series 2011-67 Class B 3.863% due 10/16/47	230	256
Series 2011-127 Class IO Interest Only STRIP 1.558% due 03/16/47	2,395	184
Granite Master Issuer PLC Zero coupon due 12/20/54	603	736
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class B 5.104% due 01/11/35	140	141
Series 2004-GG1 Class A7 5.317% due 06/10/36	750	795
Series 2007-GG9 Class A4 5.444% due 03/10/39	315	350
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4 5.553% due 04/10/38	320	356
Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	240	244
Series 2011-GC5 Class A4 3.707% due 08/10/44	735	771
Series 2012-ALOH Class A 3.551% due 04/10/34 (Þ)	465	481
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	458	460
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.132% due 11/25/35 (Ê)	113	108
Series 2006-2F Class 3A3 6.000% due 02/25/36	884	726
Series 2006-3F Class 2A3 5.750% due 03/25/36	233	202
Series 2006-8F Class 4A17 6.000% due 09/25/36	406	337
Series 2007-AR2 Class 2A1 2.729% due 05/25/47 (Ê)	797	566
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 3.091% due 07/19/35 (Ê)	105	75
Indymac Index Mortgage Loan Trust Series 2005-AR31 Class 1A1 2.514% due 01/25/36 (Ê)	511	317
Series 2006-AR41 Class A3 0.425% due 02/25/37 (Ê)	1,113	543
Series 2007-AR5 Class 1A1 3.225% due 05/25/37 (Ê)	477	205
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 2.850% due 05/25/36 (Ê)	1,250	740
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-C1 Class A2 4.985% due 01/12/37	243	246

	Principal Amount ($) or Shares	Market Value $
Series 2005-LDP5 Class A4 5.362% due 12/15/44	555	621
Series 2006-CB15 Class A4 5.814% due 06/12/43	370	413
Series 2006-CB16 Class A4 5.552% due 05/12/45	220	248
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	250	260
Series 2006-LDP8 Class A4 5.399% due 05/15/45	770	872
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,200	1,354
Series 2007-CB20 Class AJ 6.285% due 02/12/51	125	107
Series 2007-LD12 Class A4 5.882% due 02/15/51	100	114
Series 2007-LDPX Class A3 5.420% due 01/15/49	700	783
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	400	424
Series 2012-C6 Class A3 3.507% due 05/15/45	260	269
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.005% due 02/25/35 (Ê)	31	31
Series 2005-A5 Class TA1 5.419% due 08/25/35 (Ê)	301	297
Series 2005-A8 Class 1A1 5.310% due 11/25/35 (Ê)	244	227
Series 2005-S3 Class 1A2 5.750% due 01/25/36	64	59
Series 2006-A6 Class 1A2 2.747% due 10/25/36 (Ê)	167	119
Series 2006-A7 Class 2A4R 2.720% due 01/25/37 (Ê)	1,302	917
Series 2007-S3 Class 1A8 6.000% due 08/25/37	1,068	851
LB-UBS Commercial Mortgage Trust Series 2003-C1 Class B 4.479% due 12/15/36	45	46
Series 2003-C5 Class C 4.762% due 04/15/37	130	134
Mastr Adjustable Rate Mortgages Trust Series 2006-2 Class 4A1 4.510% due 02/25/36 (Ê)	133	116
Series 2007-HF2 Class A1
0.555% due 09/25/37 (Ê)	728	492
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.807% due 06/25/33	120	105
Series 2004-10 Class 5A6
5.750% due 09/25/34	121	124
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.722% due 06/15/30 (Ê)	82	79
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.455% due 02/25/36 (Ê)	74	54

58	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A1 Class 1A1 2.875% due 03/25/36 (Ê)	688	383
Merrill Lynch Mortgage Trust Series 2002-MW1 Class J 5.695% due 07/12/34 (Þ)	55	49
Series 2005-CIP1 Class AM 5.107% due 07/12/38	295	318
Series 2008-C1 Class A4 5.690% due 02/12/51	530	603
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	109
MLCC Mortgage Investors, Inc. Series 2005-3 Class 5A 0.495% due 11/25/35 (Ê)	47	38
Morgan Stanley Capital I, Inc. Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	100	100
Series 2005-T19 Class A4A 4.890% due 06/12/47	750	822
Series 2006-HQ9 Class A4 5.731% due 07/12/44	515	587
Series 2006-T23 Class A4 5.987% due 08/12/41	490	568
Series 2007-IQ16 Class A4 5.809% due 12/12/49	680	787
Series 2007-T27 Class A4 5.824% due 06/11/42	720	836
Series 2011-C3 Class A2 3.224% due 07/15/49	195	208
Series 2011-C3 Class A4 4.118% due 07/15/49	115	125
Series 2012-C4 Class A4 3.244% due 03/15/45	510	515
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class C 6.790% due 07/15/33	50	52
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	350	400
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.645% due 02/25/34 (Ê)	13	12
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class C 4.706% due 02/11/36	50	50
RALI Trust Series 2005-QS14 Class 2A1 6.000% due 09/25/35	316	211
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 0.695% due 02/25/34 (Ê)	89	85
Series 2005-A10 Class A3 5.500% due 09/25/35	214	178
Series 2006-A9CB Class A6 6.000% due 09/25/36	217	119

	Principal Amount ($) or Shares	Market Value $
RFMSI Trust Series 2006-SA4 Class 2A1 3.752% due 11/25/36 (Ê)	219	156
RREF 2012 LT1 LLC Series 2012-LT1A Class A
4.750% due 02/15/25 (Þ)	384	385
Sequoia Mortgage Trust Series 2001-5 Class A 0.593% due 10/19/26 (Ê)	28	26
Structured Adjustable Rate Mortgage Loan Trust Series 2005-23 Class 1A3 2.663% due 01/25/36 (Ê)	221	192
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.493% due 07/19/35 (Ê)	123	107
Series 2007-AR6 Class A1 1.652% due 08/25/47 (Ê)	1,105	551
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.774% due 11/25/33 (Ê)	665	641
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class D 5.040% due 04/15/35	65	65
Series 2005-C16 Class A4 4.847% due 10/15/41	725	780
Series 2005-C20 Class A7 5.118% due 07/15/42	800	883
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR7 Class A1A 1.072% due 09/25/46 (Ê)	1,135	402
Series 2006-AR9 Class 2A 0.992% due 11/25/46 (Ê)	1,442	548
Series 2007-HY2 Class 2A3 4.398% due 04/25/37 (Ê)	959	559
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Class B3 0.905% due 04/25/45 (Å)(Ê)	180	5
Series 2005-AR13 Class A1A1 0.535% due 10/25/45 (Ê)	24	19
Series 2007-HY3 Class 4A1 2.756% due 03/25/37 (Ê)	336	270
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	154	144
Series 2006-AR2 Class 2A1 2.626% due 03/25/36	168	149
Series 2006-AR2 Class 2A3 2.626% due 03/25/36 (Ê)	253	218
Series 2006-AR4 Class 1A1 5.780% due 04/25/36 (Ê)	470	393
Series 2006-AR10 Class 4A1 2.616% due 07/25/36 (Ê)	47	35
Series 2006-AR17 Class A1 2.605% due 10/25/36 (Ê)	838	639

Core Bond Fund	59

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-8 Class 1A16 6.000% due 07/25/37	168	155
Series 2007-AR8 Class A1 6.030% due 11/25/37 (Ê)	282	231
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	545	575

		196,419

Municipal Bonds - 1.5%
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40	400	476
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	1,100	1,261
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	100	137
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35	100	119
Irvine Ranch Water District Revenue Bonds 6.622% due 05/01/40	1,000	1,398
Los Angeles Unified School District General Obligation Unlimited 4.500% due 07/01/22 (µ)	400	442
Metropolitan Government of Nashville & Davidson County Convention Center Auth Revenue Bonds 6.731% due 07/01/43	100	115
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	370	429
7.055% due 04/01/57	345	365
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	240	338
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	525	602
North Carolina Turnpike Authority Revenue Bonds 6.700% due 01/01/39	100	115
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	119
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	100	110
State of California General Obligation Unlimited 7.500% due 04/01/34	100	125
5.650% due 04/01/39 (Ê)	100	104
7.550% due 04/01/39	505	650
7.600% due 11/01/40	325	423

	Principal Amount ($) or Shares		Market Value $
State of Illinois General Obligation Unlimited 5.665% due 03/01/18		750	832
7.350% due 07/01/35		350	407
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 3.000% due 05/01/43 (Ê)		400	401
University of California Revenue Bonds 6.270% due 05/15/31		400	456

			9,424

Non-US Bonds - 4.0%
Australia Government Bond Series 120
6.000% due 02/15/17	AUD	5,140	6,059
Austria Government Bond 4.000% due 09/15/16 (Þ)	EUR	570	805
3.650% due 04/20/22	EUR	460	644
Canada Housing Trust No. 1 3.800% due 06/15/21 (Þ)	CAD	200	222
Colombia Government International Bond 7.750% due 04/14/21	COP	1,440,000	1,004
Federative Republic of Brazil 10.250% due 01/10/28	BRL	1,400	866
Ireland Government Bond 5.000% due 10/18/20	EUR	1,270	1,463
5.400% due 03/13/25	EUR	1,270	1,462
Italy Buoni Poliennali Del Tesoro 4.000% due 09/01/20	EUR	960	1,098
Mexican Bonos Series M 20 7.500% due 06/03/27	MXN	12,100	1,030
Series M 30 10.000% due 11/20/36	MXN	9,900	1,031
New Zealand Government Bond Series 1217 6.000% due 12/15/17	NZD	3,210	2,963
Peruvian Government International Bond Series REGS 8.600% due 08/12/17	PEN	475	213
6.950% due 08/12/31	PEN	285	124
Province of Ontario Canada 4.200% due 06/02/20	CAD	200	220
4.000% due 06/02/21	CAD	855	930
3.150% due 06/02/22	CAD	1,800	1,826
4.700% due 06/02/37	CAD	400	472
4.600% due 06/02/39	CAD	100	118
Province of Quebec Canada 4.250% due 12/01/21	CAD	300	330
3.500% due 12/01/22	CAD	1,500	1,550

			24,430

United States Government Agencies - 0.6%
Federal Home Loan Mortgage Corp. 1.375% due 02/25/14		265	269
2.000% due 08/25/16		675	709

60	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

1.000% due 06/29/17	200	200
3.750% due 03/27/19	400	462
2.375% due 01/13/22	100	103
Federal National Mortgage Association 0.500% due 07/02/15	100	100
1.250% due 01/30/17	500	508
Zero coupon due 10/09/19	675	547
Freddie Mac 5.250% due 04/18/16	400	468
5.500% due 08/23/17	100	123

		3,489

United States Government Treasuries - 14.3%
United States Treasury Inflation Indexed Bonds 0.125% due 04/15/16	104	108
1.250% due 07/15/20	633	735
0.125% due 01/15/22	305	323
2.375% due 01/15/25	1,098	1,446
2.375% due 01/15/27	2,053	2,755
1.750% due 01/15/28	110	138
2.125% due 02/15/41	1,066	1,522
United States Treasury Notes 0.250% due 04/30/14	495	494
0.250% due 05/15/15	460	458
3.250% due 05/31/16	790	872
0.875% due 01/31/17	12,395	12,502
0.875% due 04/30/17	320	322
0.625% due 05/31/17	2,800	2,787
3.500% due 02/15/18	200	229
1.375% due 11/30/18	300	307
1.250% due 04/30/19	100	101
1.125% due 05/31/19	39,439	39,501
Zero coupon due 06/30/19	500	496
3.375% due 11/15/19	400	463
2.000% due 02/15/22	545	563
1.750% due 05/15/22	9,100	9,174
6.250% due 08/15/23	380	552
3.125% due 11/15/41	6,070	6,526
3.125% due 02/15/42	5,375	5,773

		88,147

Total Long-Term Investments (cost $474,807)		486,823

Preferred Stocks - 0.1%
Financial Services - 0.1%
DG Funding Trust (Å)	49	365

Total Preferred Stocks (cost $516)		365

Short-Term Investments - 29.6%
Abbey National Treasury Services PLC 1.553% due 04/25/13 (ž)	300	295
1.602% due 06/10/13 (ž)	2,000	1,962
Adam Aircraft Industries 15.130% due 05/23/13 (Å)(Æ)(Ø)	49	—

	Principal Amount ($) or Shares	Market Value $
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	208
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	311
Appalachian Power Co. Series O 5.650% due 08/15/12	65	65
Australia & New Zealand Banking Group, Ltd. 1.316% due 05/08/13 (Å)(Ê)	300	300
Bank of America Corp. 0.968% due 09/11/12 (Ê)	700	700
Barclays Bank PLC 5.450% due 09/12/12	1,300	1,311
BNP Paribas SA Series MTN 0.869% due 04/08/13 (Ê)	680	674
Citigroup, Inc. 5.500% due 08/27/12	200	201
5.625% due 08/27/12	200	201
5.500% due 04/11/13	700	720
Continental Airlines 2006-1 Class G Pass Through Trust Series 061G 0.817% due 06/02/13 (Ê)	180	175
DDR Corp. 5.375% due 10/15/12	205	205
Dell, Inc. 4.700% due 04/15/13	400	412
Delta Air Lines 2002-1 Class G-2 Pass Through Trust Series 02G2 6.417% due 07/02/12	500	506
Escrow GM Corp. (Å) 1.000% due 02/12/13	80	120
Fannie Mae 3.625% due 02/12/13	200	204
FCE Bank PLC 7.125% due 01/15/13	600	782
Federal Farm Credit Banks 0.140% due 01/28/13	1,700	1,699
Federal Home Loan Banks 0.150% due 02/06/13	1,000	999
0.170% due 02/08/13	7,100	7,096
0.190% due 02/12/13	2,000	1,999
0.180% due 02/15/13	600	600
0.170% due 02/25/13	5,400	5,397
0.200% due 03/01/13	1,200	1,200
0.240% due 04/26/13	100	100
Federal Home Loan Mortgage Corp. 0.310% due 10/12/12 (Ê)	2,970	2,971
Federal National Mortgage Association 0.400% due 09/13/12 (Ê)	1,455	1,456
0.273% due 10/18/12 (Ê)	1,485	1,486
Ford Motor Credit Co. LLC 7.500% due 08/01/12	1,280	1,285

Core Bond Fund	61

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Gazprom OAO Via RBS AG Series REGS 9.625% due 03/01/13	900		943
General Electric Capital Corp. 1.367% due 05/22/13 (Ê)	75		76
Hewlett-Packard Co. 0.747% due 05/24/13 (Ê)	700		698
HSBC Finance Corp. 1.020% due 04/05/13 (Ê)	300		378
Hyundai Auto Lease Securitization Trust 2011-A Series 2012-A Class A1 0.384% due 06/17/13 (Þ)	2,000		2,001
ING Bank NV 1.518% due 03/15/13 (Ê)(Þ)	600		600
iPCS, Inc. 2.591% due 05/01/13 (Ê)	440		435
Itau Unibanco SA Zero coupon due 11/13/12 (ž)	500		500
MBNA Corp. 6.125% due 03/01/13	200		205
Morgan Stanley Series GMTN 2.967% due 05/14/13 (Ê)	200		200
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	800		834
Nissan Auto Receivables Owner Trust Series 2012-A Class A1 0.359% due 03/15/13	4,630		4,634
NuStar Logistics, LP 6.050% due 03/15/13	220		226
Ohio Power Co. Series C 5.500% due 03/01/13	10		10
Russell U.S. Cash Management Fund	113,353,546	(¥)	113,354
SLM Corp. 0.992% due 06/17/13 (Ê)	150		186
Springleaf Finance Corp. Series MTNI 4.875% due 07/15/12 (Ñ)	100		100
Telefonica Emisiones SAU 2.582% due 04/26/13	290		286
United States Treasury Bills 0.040% due 08/02/12 (ç)(ž)	19,000		18,999
0.100% due 09/13/12 (ž)	40		40
United States Treasury Inflation Indexed Bonds 0.625% due 04/15/13 (AE)	457		458
UnitedHealth Group, Inc. 4.875% due 02/15/13	200		205
Volkswagen Auto Lease Trust Series 2012-A Class A1 0.332% due 06/20/13	620		620
Wachovia Corp. 5.500% due 05/01/13	490		509

Total Short-Term Investments (cost $182,005)			182,137

	Principal Amount ($) or Shares		Market Value $
Repurchase Agreements - 0.4%
Agreement with Goldman Sachs and Co. and State Street Bank (Tri-Party) of $100 dated June 21, 2012 at 0.180% to be repurchased at $100 on July 17, 2012 collateralized by: $96 par various United States Government Agency Obligations, valued at $103.	100		100
Agreement with J.P. Morgan Securities Inc. and State Street Bank (Tri-Party) of $2,300 dated June 29, 2012 at 0.200% to be repurchased at $2,300 on July 2, 2012 collateralized by: $2,338 par various United States Treasury Obligations, valued at $2,348.	2,300		2,300

Total Repurchase Agreements (cost $2,400)			2,400

Other Securities - 1.0%
Russell Investment Funds Liquidating Trust (×)	525,536	(¥)	536
Russell U.S. Cash Collateral Fund (×)	5,667,044	(¥)	5,667

Total Other Securities (cost $6,193)			6,203

Total Investments - 110.3% (identified cost $665,921)			677,928

Other Assets and Liabilities, Net - (10.3%)			(63,514)

Net Assets - 100.0%			614,414

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

62	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	31	USD	7,714	09/12	—
Eurodollar Futures (CME)	34	USD	8,424	03/15	11
Eurodollar Futures (CME)	17	USD	4,207	06/15	4
Eurodollar Futures (CME)	5	USD	1,236	09/15	3
United States Treasury 2 Year Note Futures	187	USD	41,177	09/12	(32)
United States Treasury 5 Year Note Futures	218	USD	27,025	09/12	(32)
United States Treasury 10 Year Note Futures	127	USD	16,938	09/12	(41)
Ultra Long Term United States Treasury Bond Futures	5	USD	834	09/12	(5)
United States Treasury Bonds	127	USD	18,791	09/12	(182)

Short Positions
Canada Government 10 Year Bond Futures (Canada)	15	CAD	2,077	09/12	(5)
Euro-OAT Futures	7	EUR	896	09/12	5
German Euro Bobl Futures (Germany)	17	EUR	2,140	09/12	13
Japan Government 10 Year Bond Futures (Japan)	1	JPY	143,690	09/12	6
United Kingdom Long Gilt Bond Futures (UK)	25	GBP	2,978	09/12	32
United States Treasury 5 Year Note Futures	9	USD	1,116	09/12	—
United States Treasury 10 Year Note Futures	57	USD	7,603	09/12	17
United States Treasury Bonds	8	USD	1,184	09/12	(5)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(211)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	63

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	(3)
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(9)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	(1)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.400%	Call	2	0.00		1,000	03/18/13	(16)
USD 0.920%/USD Three Month LIBOR	Put	2	0.00		4,200	11/14/12	(2)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		700	08/13/12	—
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		2,500	11/19/12	—
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		1,800	07/11/13	(2)
USD 1.350%/USD Three Month LIBOR	Put	1	0.00		1,600	08/13/12	—
USD 1.400%/USD Three Month LIBOR	Put	2	0.00		1,000	03/18/13	(6)
USD 1.550%/USD Three Month LIBOR	Put	5	0.00		17,800	08/13/12	(1)
USD 1.700%/USD Three Month LIBOR	Put	6	0.00		19,800	08/13/12	—
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		2,900	11/19/12	—
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		1,000	03/18/13	(2)
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		12,300	09/24/12	—
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		2,700	05/28/13	—
USD 10.000%/USD Three Month LIBOR	Put	2	0.00		10,200	07/10/12	—

Total Liability for Options Written (premiums received $658)							(45)

See accompanying notes which are an integral part of the financial statements.

64	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	206	BRL	420	08/02/12	2
Barclays Bank PLC	USD	127	EUR	100	07/16/12	(1)
Barclays Bank PLC	USD	130	EUR	102	07/16/12	(1)
Barclays Bank PLC	USD	262	EUR	200	07/16/12	(9)
Barclays Bank PLC	USD	263	EUR	200	07/16/12	(10)
Barclays Bank PLC	BRL	2,079	USD	1,063	08/02/12	35
Barclays Bank PLC	EUR	1,727	USD	2,260	07/16/12	75
BNP Paribas	USD	2,467	EUR	1,977	07/03/12	35
BNP Paribas	USD	262	EUR	200	07/16/12	(9)
BNP Paribas	USD	263	EUR	200	07/16/12	(10)
BNP Paribas	EUR	989	USD	1,260	07/03/12	8
BNP Paribas	EUR	1,977	USD	2,468	08/02/12	(35)
Citibank	USD	775	BRL	1,599	07/18/12	19
Citibank	USD	127	EUR	100	07/16/12	(1)
Citibank	USD	3,170	EUR	2,541	09/14/12	48
Citibank	AUD	1,184	USD	1,204	07/13/12	(7)
Citibank	BRL	1,599	USD	860	07/18/12	67
Credit Suisse First Boston	USD	263	EUR	200	07/16/12	(10)
Credit Suisse First Boston	AUD	99	USD	96	07/19/12	(5)
Credit Suisse First Boston	EUR	1,728	USD	2,264	07/16/12	77
Deutsche Bank AG	USD	124	EUR	100	07/16/12	3
Deutsche Bank AG	USD	131	EUR	100	07/16/12	(5)
Deutsche Bank AG	USD	270	EUR	206	07/16/12	(9)
Deutsche Bank AG	EUR	1,727	USD	2,264	07/16/12	79
HSBC Bank PLC	USD	127	EUR	100	07/16/12	(1)
HSBC Bank PLC	USD	265	EUR	200	07/16/12	(11)
HSBC Bank PLC	BRL	145	USD	70	08/02/12	(2)
JPMorgan Chase Bank	USD	3,785	GBP	2,409	08/01/12	(12)
JPMorgan Chase Bank	USD	1,959	KRW	2,268,680	08/01/12	18
JPMorgan Chase Bank	USD	1,976	MXN	27,192	08/01/12	56
JPMorgan Chase Bank	USD	10	MXN	135	08/15/12	—
JPMorgan Chase Bank	USD	1,936	MYR	6,120	08/01/12	(12)
JPMorgan Chase Bank	USD	1,968	NOK	11,686	08/01/12	(5)
JPMorgan Chase Bank	USD	1,892	PLN	6,364	08/01/12	11
JPMorgan Chase Bank	USD	1,968	SEK	13,720	08/01/12	13
JPMorgan Chase Bank	USD	1,897	ZAR	15,692	08/01/12	14
JPMorgan Chase Bank	AUD	4,564	USD	4,630	08/01/12	(29)
JPMorgan Chase Bank	AUD	6,060	USD	6,156	08/01/12	(29)
JPMorgan Chase Bank	BRL	2,310	USD	1,124	08/01/12	(19)
JPMorgan Chase Bank	CLP	588,302	USD	1,180	08/01/12	9
JPMorgan Chase Bank	COP	1,416,200	USD	793	08/01/12	3
JPMorgan Chase Bank	COP	2,148,000	USD	1,199	08/01/12	1
JPMorgan Chase Bank	CZK	30,921	USD	1,542	08/01/12	9
JPMorgan Chase Bank	EUR	988	USD	1,260	07/03/12	10
JPMorgan Chase Bank	EUR	1,462	USD	1,854	08/01/12	3
JPMorgan Chase Bank	EUR	4,304	USD	5,472	08/01/12	24
JPMorgan Chase Bank	IDR	26,243,000	USD	2,752	08/01/12	(32)
JPMorgan Chase Bank	JPY	32,860	USD	416	08/01/12	5
JPMorgan Chase Bank	JPY	98,590	USD	1,248	08/01/12	14
JPMorgan Chase Bank	JPY	7,945	USD	100	09/10/12	—
JPMorgan Chase Bank	JPY	16,040	USD	200	09/10/12	(1)
JPMorgan Chase Bank	MXN	27,015	USD	1,965	08/01/12	(55)
JPMorgan Chase Bank	NZD	3,457	USD	2,746	08/01/12	(16)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	65

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	NZD	3,730	USD	2,966	08/01/12	(14)
JPMorgan Chase Bank	RUB	35,615	USD	1,090	08/01/12	(4)
JPMorgan Chase Bank	TRY	2,122	USD	1,167	08/01/12	2
Morgan Stanley & Co., Inc.	USD	84	AUD	85	07/19/12	3
Royal Bank of Canada	USD	127	EUR	100	07/16/12	(1)
Royal Bank of Canada	USD	391	EUR	300	07/16/12	(11)
Royal Bank of Scotland PLC	USD	127	EUR	100	07/16/12	(1)
UBS AG	USD	131	EUR	100	07/16/12	(5)
UBS AG	USD	132	EUR	100	07/16/12	(6)
UBS AG	USD	251	EUR	200	07/16/12	2
UBS AG	USD	259	EUR	200	07/16/12	(6)
UBS AG	USD	262	EUR	200	07/16/12	(8)
UBS AG	AUD	1,100	USD	1,125	07/13/12	—
UBS AG	CAD	5,100	USD	4,962	09/20/12	(39)
UBS AG	JPY	15,852	USD	198	09/10/12	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						213

Interest Rate Swap Contracts

Counter party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	1
Barclays Bank PLC	MXN	700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	1
Barclays Bank PLC	MXN	5,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	4
Credit Suisse First Boston	USD	2,500	Three Month LIBOR	2.750%	06/20/42	(133)
Goldman Sachs	USD	3,300	1.500%	Three Month LIBOR	03/18/16	13
HSBC	MXN	1,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	2
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	1
Morgan Stanley	MXN	38,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	26
Morgan Stanley	MXN	500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	2

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $49 (å)						(83)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Bank of America Corp.	Deutsche Bank	1.933%	USD	400	1.000%	09/20/14	(8)
GE Capital Corp.	Citibank	0.874%	USD	200	4.000%	12/20/13	9
GE Capital Corp.	Deutsche Bank	0.874%	USD	100	4.900%	12/20/13	6

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($8)							7

See accompanying notes which are an integral part of the financial statements.

66	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Bank of America	USD	205	(0.840%	)	10/12/52	31
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	54
CMBX AJ Index	Credit Suisse First Boston	USD	765	(0.840%	)	10/12/52	116
Dow Jones CDX Index	Bank of America	USD	200	5.000%		12/20/15	16
Dow Jones CDX Index	Barclays Bank PLC	USD	1,200	5.000%		06/20/15	90
Dow Jones CDX Index	Credit Suisse First Boston	USD	49,899	(1.000%	)	06/20/17	294
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	3
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		06/20/15	67
Dow Jones CDX Index	JPMorgan	USD	386	0.553%		12/20/17	3
Dow Jones CDX Index	Morgan Stanley	USD	800	5.000%		06/20/15	59
Dow Jones CDX Index	Pershing	USD	193	0.548%		12/20/17	2

Total Market Value on Open Credit Indices Premiums Paid (Received) - $586							735

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Australia Commonwealth Government Bond	Bank of America	0.682%	USD	500	1.000%	06/20/17	8
Australia Commonwealth Government Bond	UBS AG	0.682%	USD	400	1.000%	06/20/17	6
Brazil Government International Bond	Barclays Bank PLC	1.136%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	Deutsche Bank	1.136%	USD	1,000	1.000%	06/20/15	(4)
Brazil Government International Bond	Goldman Sachs	1.136%	USD	500	1.000%	06/20/15	(2)
Brazil Government International Bond	HSBC	1.171%	USD	100	1.000%	09/20/15	(1)
Brazil Government International Bond	JPMorgan	1.171%	USD	100	1.000%	09/20/15	(1)
Brazil Government International Bond	Barclays Bank PLC	1.224%	USD	700	1.000%	12/20/15	(5)
Brazil Government International Bond	Bank of America	1.269%	USD	500	1.000%	03/20/16	(5)
Brazil Government International Bond	Credit Suisse Financial Products	1.310%	USD	200	1.000%	06/20/16	(3)
China Government International Bond	Barclays Bank PLC	0.913%	USD	800	1.000%	06/20/16	3
France Government International Bond	Barclays Bank PLC	1.369%	USD	860	0.250%	09/20/16	(45)
France Government International Bond	UBS	1.369%	USD	2,100	0.250%	12/20/15	(76)
France Government International Bond	Goldman Sachs	1.516%	USD	400	0.250%	06/20/16	(19)
France Government International Bond	HSBC	1.576%	USD	100	0.250%	09/20/16	(5)
France Government International Bond	Goldman Sachs	1.666%	USD	800	0.250%	12/20/16	(47)
Germany Government Internationa Bond	Bank of America	0.964%	USD	1,100	0.250%	06/20/17	(37)
Germany Government International Bond	Citibank	0.850%	USD	100	0.250%	12/20/16	(3)
Germany Government International Bond	Goldman Sachs	0.850%	USD	200	0.250%	12/20/16	(5)
Japan Government International Bond	Bank of America	0.625%	USD	200	1.000%	03/20/16	3
Japan Government International Bond	Bank of America	0.625%	USD	100	1.000%	03/20/16	1
Japan Government International Bond	JPMorgan	0.625%	USD	700	1.000%	03/20/16	10
Japan Government International Bond	Goldman Sachs	0.676%	USD	200	1.000%	06/20/16	3
Korea Government International Bond	JPMorgan	1.174%	USD	200	1.000%	06/20/17	(2)
Korea Government International Bond	UBS	1.174%	USD	300	1.000%	06/20/17	(3)
Mexico Government International Bond	Barclays Bank PLC	1.110%	USD	100	1.000%	03/20/16	—
Mexico Government International Bond	Citibank	1.110%	USD	500	1.000%	03/20/16	(2)
Mexico Government International Bond	HSBC	1.110%	USD	500	1.000%	03/20/16	(2)
Mexico Government International Bond	Goldman Sachs	1.328%	USD	100	1.000%	06/20/17	(2)
Mexico Government International Bond	HSBC	1.658%	USD	500	1.000%	03/20/21	(26)
Russia Government International Bond	Citibank	0.642%	USD	500	1.000%	12/20/12	1
Russia Government International Bond	Citibank	1.966%	USD	700	1.000%	03/20/16	(25)
United Kingdom Gilt	Societe Generale	0.281%	USD	300	1.000%	03/20/15	6
United Kingdom Gilt	UBS	0.281%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	UBS	0.281%	USD	300	1.000%	03/20/15	6

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	67

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

United Kingdom Gilt	Deutsche Bank	0.421%	USD	200	1.000%	03/20/16	5
United Kingdom Gilt	Bank of America	0.463%	USD	200	1.000%	06/20/16	5
United Kingdom Gilt	Citibank	0.463%	USD	200	1.000%	06/20/16	5
United Kingdom Gilt	Morgan Stanley	0.463%	USD	400	1.000%	06/20/16	9
United Kingdom Gilt	UBS	0.463%	USD	400	1.000%	06/20/16	9
United Kingdom Gilt	Citibank	0.555%	USD	900	1.000%	12/20/16	19
United Kingdom Gilt	Goldman Sachs	0.555%	USD	600	1.000%	12/20/16	13

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($315)							(208)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $263 (å)							534

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$33,742	$1,289	$35,031	5.7
Corporate Bonds and Notes	—	91,968	2,882	94,850	15.4
International Debt	—	32,827	—	32,827	5.3
Loan Agreements	—	2,206	—	2,206	0.4
Mortgage-Backed Securities	—	194,555	1,864	196,419	32.0
Municipal Bonds	—	9,424	—	9,424	1.5
Non-US Bonds	—	24,430	—	24,430	4.0
United States Government Agencies	—	3,489	—	3,489	0.6
United States Government Treasuries	—	88,147	—	88,147	14.3
Preferred Stocks	—	—	365	365	0.1
Short-Term Investments	—	181,336	801	182,137	29.6
Repurchase Agreements	—	2,400	—	2,400	0.4
Other Securities	—	6,203	—	6,203	1.0

Total Investments	—	670,727	7,201	677,928	110.3

Other Assets and Liabilities, Net					(10.3)

					100.0

Other Financial Instruments
Futures Contracts	(211)	—	—	(211)	(—	)*
Options Written	—	(30)	(15)	(45)	(—	)*
Foreign Currency Exchange Contracts	—	213	—	213	—	*
Interest Rate Swap Contracts	—	(132)	—	(132)	(—	)*
Credit Default Swap Contracts	—	271	—	271	—	*

Total Other Financial Instruments**	$(211)	$322	$(15)	$96

*	Less than .05% of net assets.

**	Other financial instruments reflected such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of the financial statements.

68	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings, continued — June 30, 2012 (Unaudited)

Amounts in thousands

The significant inputs used in determining the fair values of Level 3 securities were as follows:

Subcategory	Inputs	Market Value $	% Level 3 Instruments’ Total Market Value
Asset-Backed Securities	Broker Quote	$1,289	17.9
Corporate Bonds and Notes	Broker Quote	2,882	40.1
Mortgage-Backed Securities	Broker Quote	1,864	25.9
Preferred Stocks	Investment Manager Fair Value Recommendation	365	5.1
Short-Term Investments	Broker Quote	801	11.2
Options Written	Other	(13)	(0.2)
Options Written	Broker Quote	(2)	—	*

		$7,186	100.0

*	Less than .05% of Level 3 securities’ Total Market Value

A reconciliation of investments which significant unobservable input (Level 3) were used in determining a value for the period ended June 30, 2012 were as follows:

Category and Subcategory	Beginning Balance as of 01/01/12	Gross Purchases	Gross Sales	Accrued Discounts/ (Premium)	Realized Gain/ (Loss)

Long-Term Investments
Asset-Backed Securities	$—	$1,289	$—	$—	$—
Corporate Bonds and Notes	2,995	530	714	(1)	38
International Debt	750	—	785	(2)	105
Loan Agreements	—	56	56	—	—
Mortgage-Backed Securities	4,431	1,732	4,283	1	7
Preferred Stocks	368	—	—	—	—
Short-Term Investments	61	681	60	(1)	—

Total Investments	8,605	4,288	5,898	(3)	150

Other Financial Instruments
Options Written	(37)	—	—	—	—
Interest Rate Swap Contracts	26	—	—	—	—
Credit Default Swap Contracts	(378)	—	—	—	—

Total Other Financial Instruments	$(389)	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	69

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Category and Subcategory	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation) on	Ending Balance at 06/30/12	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 06/30/12

Long-Term Investments
Asset-Backed Securities	$—	$—	$—	$1,289	$—
Corporate Bonds and Notes	—	—	34	2,882	60
International Debt	—	30	(38)	—	—
Loan Agreements	—	—	—	—	—
Mortgage-Backed Securities	—	—	(24)	1,864	(23)
Preferred Stocks	—	—	(3)	365	(3)
Short-Term Investments	30	—	90	801	90

Total Investments	30	30	59	7,201	124

Other Financial Instruments
Options Written	—	—	22	(15)	22
Interest Rate Swap Contracts	—	—	(26)	—	—
Credit Default Swap Contracts	—	—	378	—	—

Total Other Financial Instruments	$—	$—	$374	$(15)	$22

See accompanying notes which are an integral part of the financial statements.

70	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Fair Value of Derivative Instruments — June 30, 2012 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$645	$—
Daily variation margin on futures contracts*	—	—	91
Interest rate swap contracts, at market value	—	—	50
Credit default swap contracts, at market value	864	—	—

Total	$864	$645	$141

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$432	$—
Daily variation margin on futures contracts*	—	—	302
Interest rate swap contracts, at market value	—	—	133
Options written, at market value	—	—	45
Credit default swap contracts, at market value	330	—	—

Total	$330	$432	$480

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments**	$—	$—	$17
Futures contracts	—	—	2,206
Options Written	—	—	217
Credit default swap contracts	(1,729)	—	—
Interest rate swap contracts	—	—	185
Foreign currency-related transactions	—	3	—

Total	$(1,729)	$3	$2,625

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(935)
Options Written	—	—	66
Credit default swap contracts	1,290	—	—
Interest rate swap contracts	—	—	(242)
Foreign currency-related transactions	—	(57)	—

Total	$1,290	$(57)	$(1,111)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

**	Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	71

Russell Investment Funds

Core Bond Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$665,921
Investments, at market***, *******	677,928
Cash	2,049
Cash (restricted)	1,405
Foreign currency holdings*	128
Unrealized appreciation on foreign currency exchange contracts	645
Receivables:
Dividends and interest	3,416
Dividends from affiliated Russell funds	20
Investments sold	56,678
Fund shares sold	509
Investments matured******	137
Daily variation margin on futures contracts	70
Other receivable	2
Prepaid expenses	7
Interest rate swap contracts, at market value*****	50
Credit default swap contracts, at market value****	864

Total assets	743,908

Liabilities
Payables:
Due to broker	986
Investments purchased	120,200
Fund shares redeemed	415
Accrued fees to affiliates	278
Other accrued expenses	130
Daily variation margin on futures contracts	352
Unrealized depreciation on foreign currency exchange contracts	432
Options written, at market value**	45
Payable upon return of securities loaned	6,193
Interest rate swap contracts, at market value*****	133
Credit default swap contracts, at market value****	330

Total liabilities	129,494

Net Assets	$614,414

See accompanying notes which are an integral part of the financial statements.

72	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Statement of Assets and Liabilities, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,361
Accumulated net realized gain (loss)	6,146
Unrealized appreciation (depreciation) on:
Investments	12,007
Futures contracts	(211)
Options written	613
Credit default swap contracts	271
Interest rate swap contracts	(132)
Investments matured	(427)
Foreign currency-related transactions	211
Other investments	1
Shares of beneficial interest	570
Additional paid-in capital	591,004

Net Assets	$614,414

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$10.77
Net assets	$614,414,183
Shares outstanding ($.01 par value)	57,030,015
Amounts in thousands

* Foreign currency holdings - cost	$126
** Premiums received on options written	$658
*** Securities on loan included in investments	$6,077
**** Credit default swap contracts - premiums paid (received)	$263
***** Interest rate swap contracts - premiums paid (received)	$49
****** Investments matured - cost	$563
******* Investments in affiliates, Russell U.S. Cash Management Fund, Russell Investment Funds Liquidating Trust and Russell U.S. Cash Collateral Fund	$119,557

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	73

Russell Investment Funds

Core Bond Fund

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Dividends	$38
Dividends from affiliated Russell funds	20
Interest	9,692
Securities lending income	1

Total investment income	9,751

Expenses
Advisory fees	1,588
Administrative fees	144
Custodian fees	186
Transfer agent fees	13
Professional fees	43
Trustees’ fees	6
Printing fees	52
Miscellaneous	12

Expenses before reductions	2,044
Expense reductions	(182)

Net expenses	1,862

Net investment income (loss)	7,889

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,524
Futures contracts	2,206
Options written	217
Credit default swap contracts	(1,729)
Interest rate swap contracts	185
Foreign currency-related transactions	164

Net realized gain (loss)	7,567

Net change in unrealized appreciation (depreciation) on:
Investments	8,529
Futures contracts	(935)
Options written	66
Credit default swap contracts	1,290
Interest rate swap contracts	(242)
Investment matured	467
Foreign currency-related transactions	(47)
Other investments	(1)

Net change in unrealized appreciation (depreciation)	9,127

Net realized and unrealized gain (loss)	16,694

Net Increase (Decrease) in Net Assets from Operations	$24,583

See accompanying notes which are an integral part of the financial statements.

74	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7,889	$16,784
Net realized gain (loss)	7,567	9,487
Net change in unrealized appreciation (depreciation)	9,127	(2,899)

Net increase (decrease) in net assets from operations	24,583	23,372

Distributions
From net investment income	(4,931)	(16,396)
From net realized gain	(3,409)	(9,204)

Net decrease in net assets from distributions	(8,340)	(25,600)

Share Transactions
Net increase (decrease) in net assets from share transactions	52,563	75,878
Fund Reimbursements	—	60

Total Net Increase (Decrease) in Net Assets	68,806	73,710

Net Assets
Beginning of period	545,608	471,898

End of period	$614,414	$545,608

Undistributed (overdistributed) net investment income included in net assets	$4,361	$1,403

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	75

Russell Investment Funds

Core Bond Fund

Financial Highlights

For a Share Outstanding Throughout the Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
June 30, 2012(1)	10.47	.14	.31	.45	(.09)	(.06)
December 31, 2011	10.51	.35	.14	.49	(.34)	(.19)
December 31, 2010	10.20	.37	.63	1.00	(.40)	(.29)
December 31, 2009	9.33	.44	1.02	1.46	(.46)	(.13)
December 31, 2008	10.32	.47	(.86)	(.39)	(.39)	(.21)
December 31, 2007	10.14	.51	.20	.71	(.53)	—

See accompanying notes which are an integral part of the financial statements.

76	Core Bond Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
(.15)	10.77	4.38	614,414	.71	.65	2.72	136
(.53)	10.47	4.68	545,608	.72	.65	3.29	203
(.69)	10.51	10.02	471,898	.75	.68	3.48	195
(.59)	10.20	16.18	400,569	.73	.66	4.49	151
(.60)	9.33	(3.87)	319,109	.77	.70	4.70	164
(.53)	10.32	7.24	346,067	.78	.70	5.04	965

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	77

Russell Investment Funds

Global Real Estate Securities Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2012	$1,000.00	$1,000.00
Ending Account Value
June 30, 2012	$1,141.10	$1,020.24
Expenses Paid During Period*	$4.95	$4.67

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

78	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.0%
Australia - 7.0%
BGP Holdings PLC (Æ)(Å)	926,311	—
CFS Retail Property Trust Group (ö)	1,953,093	3,885
Dexus Property Group (ö)	4,638,070	4,437
FKP Property Group (Ñ)	1,078,433	422
Goodman Group (ö)	368,562	1,397
GPT Group (ö)	1,131,821	3,828
Investa Office Fund (ö)	453,500	1,266
Mirvac Group Class REIT (ö)	1,440,374	1,886
Stockland (ö)	1,750,705	5,543
Westfield Group (ö)	1,225,785	11,943
Westfield Retail Trust (ö)	1,135,369	3,328

		37,935

Austria - 0.1%
Conwert Immobilien Invest SE (Æ)	48,070	528

Brazil - 0.2%
MRV Engenharia e Participacoes SA	83,588	387
Multiplan Empreendimentos Imobiliarios SA	34,300	839
PDG Realty SA Empreendimentos e Participacoes	90,253	158

		1,384

Canada - 4.0%
Boardwalk Real Estate Investment Trust (ö)	72,480	4,172
Brookfield Office Properties, Inc. (Ñ)	353,971	6,173
Canadian Apartment Properties REIT (ö)	53,800	1,257
Chartwell Seniors Housing Real Estate Investment Trust (ö)	172,364	1,642
Dundee Real Estate Investment Trust (ö)	39,100	1,467
First Capital Realty, Inc. Class A (Ñ)	28,000	505
Primaris Retail Real Estate Investment Trust (ö)	114,748	2,655
RioCan Real Estate Investment Trust (ö)	136,218	3,706

		21,577

China - 0.3%
China Resources Land, Ltd.	698,761	1,443
Guangzhou R&F Properties Co., Ltd. (Ñ)	303,400	403

		1,846

Finland - 0.2%
Citycon OYJ	125,000	353
Sponda OYJ	155,600	583

		936

France - 3.8%
Gecina SA (ö)	15,693	1,404
Klepierre - GDR (ö)	128,248	4,226
Mercialys SA (ö)	24,173	450

	Principal Amount ($) or Shares	Market Value $
Societe Immobiliere de Location pour l’Industrie et le Commerce (Æ)(Ñ)(ö)	9,099	866
Unibail-Rodamco SE (ö)	73,251	13,515

		20,461

Germany - 1.3%
Deutsche Euroshop AG	8,146	288
Deutsche Wohnen AG	297,209	5,009
GSW Immobilien AG (Ñ)	51,185	1,749

		7,046

Hong Kong - 11.9%
Agile Property Holdings, Ltd. (Ñ)	2,066,000	2,683
China Overseas Land & Investment, Ltd.	538,038	1,262
Country Garden Holdings Co., Ltd. (Æ)(Ñ)	6,225,146	2,462
Hang Lung Properties, Ltd. - ADR	2,672,405	9,098
Henderson Land Development Co., Ltd.	360,595	2,003
Hongkong Land Holdings, Ltd.	1,392,408	8,018
Hysan Development Co., Ltd.	793,248	3,017
Kerry Properties, Ltd.	767,442	3,288
Link REIT (The) (ö)	611,092	2,498
New World Development Co., Ltd.	261,677	309
Orient-Express Hotels, Ltd. Class A (Æ)	144,259	1,207
Shangri-La Asia, Ltd.	368,014	706
Shimao Property Holdings, Ltd.	1,483,268	2,297
Sino Land Co., Ltd.	3,174,500	4,819
Soho China, Ltd.	291,000	223
Sun Hung Kai Properties, Ltd.	1,196,391	14,199
Wharf Holdings, Ltd.	960,789	5,341
Wheelock & Co., Ltd.	331,969	1,261

		64,691

Indonesia - 0.1%
Ciputra Development Tbk PT	5,474,000	381

Italy - 0.1%
Beni Stabili SpA (ö)	838,682	363

Japan - 9.0%
Advance Residence Investment Corp. Class A (ö)	385	748
Aeon Mall Co., Ltd.	42,900	913
Japan Logistics Fund, Inc. Class A (ö)	32	284
Japan Real Estate Investment Corp. Class A (ö)	180	1,655
Kenedix Realty Investment Corp. Class A (ö)	354	1,145
Mitsubishi Estate Co., Ltd.	734,480	13,175
Mitsui Fudosan Co., Ltd.	671,496	13,026
Mori Hills REIT Investment Corp. Class A (ö)	109	471
Nippon Accommodations Fund, Inc. Class A (ö)	41	266

Global Real Estate Securities Fund	79

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nippon Building Fund, Inc. Class A (Ñ)(ö)	460	4,455
Nomura Real Estate Holdings, Inc.	110,227	2,018
Nomura Real Estate Office Fund, Inc. Class A (ö)	17	96
NTT Urban Development Corp.	359	290
Sumitomo Realty & Development Co., Ltd.	301,600	7,421
Tokyu Land Corp.	184,000	913
United Urban Investment Corp. Class A (ö)	1,865	2,012

		48,888

Netherlands - 0.9%
Corio NV (ö)	67,047	2,954
Eurocommercial Properties NV (ö)	44,543	1,543
Vastned Retail NV (ö)	5,417	211

		4,708

Norway - 0.3%
Norwegian Property ASA	1,120,103	1,539

Philippines - 0.2%
SM Prime Holdings, Inc.	4,260,551	1,326

Singapore - 4.3%
Ascendas Real Estate Investment Trust (ö)	609,200	1,040
CapitaCommercial Trust (Æ)(ö)	1,884,000	1,894
CapitaLand, Ltd.	1,362,143	2,941
CapitaMall Trust Class A (ö)	1,651,000	2,501
CapitaMalls Asia, Ltd.	1,662,000	2,073
City Developments, Ltd.	345,562	3,089
Global Logistic Properties, Ltd. (Æ)	2,522,027	4,200
Keppel Land, Ltd.	556,697	1,431
K-REIT Asia (Æ)(ö)	350,801	296
Mapletree Industrial Trust (Æ)(ö)	1,080,085	1,035
Perennial China Retail Trust (Æ)	2,148,000	801
Suntec Real Estate Investment Trust (Æ)(ö)	1,767,500	1,890

		23,191

Sweden - 1.0%
Castellum AB	110,680	1,341
Fabege AB	316,358	2,483
Hufvudstaden AB Class A	74,800	803
Wihlborgs Fastigheter AB	60,174	811

		5,438

Switzerland - 0.2%
PSP Swiss Property AG (Æ)	15,500	1,368

United Kingdom - 5.5%
Big Yellow Group PLC (ö)	119,104	543
British Land Co. PLC (ö)	880,946	7,057
Capital & Counties Properties PLC	133,400	439
Capital Shopping Centres Group PLC Class H (ö)	48,399	245
Derwent London PLC (ö)	137,606	3,997

	Principal Amount ($) or Shares	Market Value $
Great Portland Estates PLC (ö)	264,181	1,635
Hammerson PLC (ö)	681,826	4,753
Land Securities Group PLC (ö)	693,125	8,039
Metric Property Investments PLC (ö)	172,700	231
Segro PLC (ö)	235,057	802
Shaftesbury PLC (ö)	147,029	1,189
Unite Group PLC	269,258	815

		29,745

United States - 44.6%
Acadia Realty Trust (ö)	47,288	1,096
Alexandria Real Estate Equities, Inc. (ö)	72,437	5,268
American Assets Trust, Inc. (ö)	74,134	1,798
American Campus Communities, Inc. (ö)	9,600	432
American Tower Corp. Class A (ö)	12,433	869
Apartment Investment & Management Co. Class A (ö)	92,713	2,506
AvalonBay Communities, Inc. (ö)	86,209	12,198
BioMed Realty Trust, Inc. (ö)	71,900	1,343
Boston Properties, Inc. (ö)	97,938	10,613
Brandywine Realty Trust (ö)	103,000	1,271
Camden Property Trust (ö)	27,400	1,854
CBL & Associates Properties, Inc. (ö)	46,381	906
Colonial Properties Trust (ö)	57,349	1,270
Coresite Realty Corp. Class A (ö)	14,000	361
Corporate Office Properties Trust (ö)	56,707	1,333
CubeSmart Class A (ö)	132,014	1,541
DCT Industrial Trust, Inc. (ö)	289,367	1,823
DDR Corp. (ö)	273,343	4,002
DiamondRock Hospitality Co. (ö)	95,860	978
Digital Realty Trust, Inc. (Ñ)(ö)	59,373	4,457
Duke Realty Corp. (ö)	177,998	2,606
DuPont Fabros Technology, Inc. (ö)	105,520	3,014
Education Realty Trust, Inc. Class A (ö)	110,892	1,229
Entertainment Properties Trust (ö)	31,000	1,274
Equity Lifestyle Properties, Inc. Class A (ö)	32,774	2,260
Equity Residential (ö)	225,663	14,072
Essex Property Trust, Inc. (ö)	34,412	5,297
Extra Space Storage, Inc. (ö)	55,600	1,701
Federal Realty Investment Trust (ö)	22,600	2,352
First Industrial Realty Trust, Inc. (Æ)(ö)	132,202	1,668
First Potomac Realty Trust (ö)	79,200	932
Forest City Enterprises, Inc. Class A (Æ)	59,500	869
General Growth Properties, Inc. (ö)	383,347	6,934
HCP, Inc. (ö)	183,532	8,103
Health Care REIT, Inc. (ö)	37,565	2,190
Healthcare Realty Trust, Inc. (ö)	66,006	1,574
Hersha Hospitality Trust Class A (ö)	185,971	982
Host Hotels & Resorts, Inc. (ö)	490,481	7,759
Hudson Pacific Properties, Inc. (ö)	28,300	493
Hyatt Hotels Corp. Class A (Æ)	48,601	1,806
Icad, Inc. (Æ)(Ñ)(ö)	6,729	510
Kilroy Realty Corp. (ö)	147,866	7,158
Kimco Realty Corp. (ö)	108,633	2,067
Kite Realty Group Trust (ö)	36,300	181
Liberty Property Trust (Ñ)(ö)	82,307	3,032

80	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Macerich Co. (The) (ö)	88,613		5,233
National Retail Properties, Inc. (ö)	26,700		755
Omega Healthcare Investors, Inc. (ö)	66,700		1,501
Pebblebrook Hotel Trust (ö)	77,281		1,801
Piedmont Office Realty Trust, Inc. Class A (ö)	30,000		516
Post Properties, Inc. (ö)	19,300		945
Prologis, Inc. (ö)	383,339		12,738
Public Storage (ö)	59,638		8,613
Regency Centers Corp. (ö)	116,992		5,565
Retail Opportunity Investments Corp. (Ñ(ö)	133,897		1,614
Retail Properties of America, Inc. Class A (ö)	53,900		524
RLJ Lodging Trust (ö)	46,500		843
Select Income REIT (Æ)(ö)	12,200		290
Simon Property Group, Inc. (ö)	193,406		30,108
SL Green Realty Corp. (ö)	41,532		3,332
Sovran Self Storage, Inc. (ö)	27,618		1,383
Starwood Hotels & Resorts Worldwide, Inc. (ö)	21,100		1,119
Strategic Hotels & Resorts, Inc. (Æ)(ö)	132,274		854
Sunstone Hotel Investors, Inc. (Æ)(ö)	70,099		770
Taubman Centers, Inc. (ö)	11,183		863
UDR, Inc. (ö)	129,066		3,335
Ventas, Inc. (ö)	192,040		12,122
Vornado Realty Trust (ö)	113,422		9,526
Weingarten Realty Investors (ö)	55,273		1,456

			241,788

Total Common Stocks (cost $430,998)			515,139

Short-Term Investments - 3.6%
United States - 3.6%
Russell U.S. Cash Management Fund	19,800,986	(¥)	19,801

Total Short-Term Investments (cost $19,801)			19,801

Other Securities - 3.2%
Russell Investment Funds Liquidating Trust (×)	2,016,806	(¥)	2,056
Russell U.S. Cash Collateral Fund (×)	15,228,673	(¥)	15,229

Total Other Securities (cost $17,245)			17,285

Total Investments - 101.8% (identified cost $468,044)			552,225

Other Assets and Liabilities, Net - (1.8%)			(10,011)

Net Assets - 100.0%			542,214

A portion of this portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	81

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	16	AUD	1,623	09/12	(13)
FTSE EPRA Europe Index Futures	174	EUR	2,295	09/12	84
Hang Seng Index Futures (Hong Kong)	18	HKD	17,504	07/12	48
S&P Midcap 400 E-Mini Index Futures (CME)	118	USD	11,086	09/12	240
S&P TSE 60 Index Futures (Canada)	9	CAD	1,191	09/12	30
SGX MSCI Singapore Index Futures	16	SGD	1,063	07/12	26
TOPIX Index Futures (Japan)	20	JPY	153,800	09/12	133

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					548

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Barclays Bank PLC	USD	296	AUD	299	09/19/12	8
Barclays Bank PLC	USD	208	CAD	214	09/19/12	1
Barclays Bank PLC	USD	1,360	EUR	1,081	09/19/12	9
Barclays Bank PLC	USD	344	JPY	27,300	09/19/12	(2)
Barclays Bank PLC	USD	146	SGD	187	09/19/12	1
Brown Brothers Harriman & Co.	USD	485	HKD	3,763	09/19/12	—
Citibank	GBP	28	EUR	36	07/02/12	—
Commonwealth Bank of Australia	USD	296	AUD	299	09/19/12	8
Commonwealth Bank of Australia	USD	208	CAD	214	09/19/12	2
Commonwealth Bank of Australia	USD	1,361	EUR	1,081	09/19/12	8
Commonwealth Bank of Australia	USD	485	HKD	3,763	09/19/12	—
Commonwealth Bank of Australia	USD	344	JPY	27,300	09/19/12	(2)
Commonwealth Bank of Australia	USD	146	SGD	187	09/19/12	1
Deutsche Bank AG	USD	296	AUD	299	09/19/12	8
Deutsche Bank AG	USD	208	CAD	214	09/19/12	2
Deutsche Bank AG	USD	1,361	EUR	1,081	09/19/12	8
Deutsche Bank AG	USD	344	JPY	27,300	09/19/12	(2)
Deutsche Bank AG	USD	146	SGD	187	09/19/12	1
HSBC Bank PLC	USD	296	AUD	299	09/19/12	8
HSBC Bank PLC	USD	208	CAD	214	09/19/12	2
HSBC Bank PLC	USD	1,361	EUR	1,081	09/19/12	8
HSBC Bank PLC	USD	485	HKD	3,763	09/19/12	—
HSBC Bank PLC	USD	344	JPY	27,300	09/19/12	(2)
HSBC Bank PLC	USD	146	SGD	187	09/19/12	1
JPMorgan Chase Bank	USD	296	AUD	299	09/19/12	8
JPMorgan Chase Bank	USD	300	AUD	300	09/19/12	5
JPMorgan Chase Bank	USD	195	CAD	200	09/19/12	1
JPMorgan Chase Bank	USD	208	CAD	214	09/19/12	2
JPMorgan Chase Bank	USD	1,360	EUR	1,081	09/19/12	9
JPMorgan Chase Bank	USD	322	HKD	2,500	09/19/12	—
JPMorgan Chase Bank	USD	318	JPY	25,000	09/19/12	(5)
JPMorgan Chase Bank	USD	344	JPY	27,300	09/19/12	(2)
JPMorgan Chase Bank	USD	146	SGD	187	09/19/12	1
JPMorgan Chase Bank	USD	197	SGD	250	09/19/12	—
JPMorgan Chase Bank	AUD	100	USD	99	09/19/12	(2)
JPMorgan Chase Bank	EUR	100	USD	125	09/19/12	(1)
JPMorgan Chase Bank	EUR	150	USD	189	09/19/12	(1)
JPMorgan Chase Bank	EUR	3,200	USD	4,053	09/19/12	—
JPMorgan Chase Bank	HKD	500	USD	64	09/19/12	—

See accompanying notes which are an integral part of the financial statements.

82	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase Bank	JPY	5,000	USD	63	09/19/12	—
Royal Bank of Canada	USD	485	HKD	3,763	09/19/12	—
State Street Bank & Trust Co.	USD	450	AUD	448	07/03/12	8
State Street Bank & Trust Co.	USD	100	AUD	100	09/19/12	2
State Street Bank & Trust Co.	USD	97	CAD	100	09/19/12	1
State Street Bank & Trust Co.	USD	—	EUR	—	07/02/12	—
State Street Bank & Trust Co.	USD	1	EUR	1	07/02/12	—
State Street Bank & Trust Co.	USD	32	EUR	26	07/02/12	—
State Street Bank & Trust Co.	USD	2	EUR	1	07/03/12	—
State Street Bank & Trust Co.	USD	55	EUR	44	07/03/12	1
State Street Bank & Trust Co.	USD	249	EUR	200	09/19/12	4
State Street Bank & Trust Co.	USD	29	HKD	227	07/03/12	—
State Street Bank & Trust Co.	USD	54	HKD	419	07/03/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	5	JPY	370	07/02/12	—
State Street Bank & Trust Co.	USD	9	JPY	742	07/02/12	—

State Street Bank & Trust Co.	USD	9	JPY	735	07/03/12	—
State Street Bank & Trust Co.	USD	19	JPY	1,539	07/03/12	—
State Street Bank & Trust Co.	USD	126	JPY	10,000	09/19/12	(1)
State Street Bank & Trust Co.	USD	78	SGD	100	09/19/12	1
State Street Bank & Trust Co.	AUD	121	HKD	947	07/03/12	(2)
State Street Bank & Trust Co.	AUD	1	HKD	10	07/04/12	—
State Street Bank & Trust Co.	AUD	9	JPY	712	07/03/12	—
State Street Bank & Trust Co.	AUD	272	JPY	22,284	07/04/12	—
State Street Bank & Trust Co.	AUD	100	USD	101	09/19/12	(1)
State Street Bank & Trust Co.	BRL	400	USD	191	07/02/12	(8)
State Street Bank & Trust Co.	BRL	97	USD	48	07/03/12	—
State Street Bank & Trust Co.	BRL	146	USD	72	07/03/12	—
State Street Bank & Trust Co.	CAD	191	USD	188	07/05/12	—
State Street Bank & Trust Co.	CAD	50	USD	49	09/19/12	—
State Street Bank & Trust Co.	CHF	31	EUR	26	07/03/12	—
State Street Bank & Trust Co.	EUR	3	USD	4	07/02/12	—
State Street Bank & Trust Co.	EUR	6	USD	7	07/02/12	—
State Street Bank & Trust Co.	EUR	34	USD	43	07/02/12	—
State Street Bank & Trust Co.	EUR	37	USD	47	07/02/12	(1)
State Street Bank & Trust Co.	EUR	4	USD	5	07/03/12	—
State Street Bank & Trust Co.	EUR	4	USD	5	07/03/12	—
State Street Bank & Trust Co.	EUR	8	USD	10	07/03/12	—
State Street Bank & Trust Co.	EUR	75	USD	93	07/03/12	(2)
State Street Bank & Trust Co.	EUR	763	USD	950	07/03/12	(16)
State Street Bank & Trust Co.	EUR	17	USD	22	07/05/12	—
State Street Bank & Trust Co.	EUR	228	USD	288	07/05/12	—
State Street Bank & Trust Co.	EUR	100	USD	127	09/19/12	—
State Street Bank & Trust Co.	GBP	222	EUR	277	07/03/12	2
State Street Bank & Trust Co.	GBP	3	EUR	4	07/04/12	—
State Street Bank & Trust Co.	HKD	134	USD	17	07/03/12	—
State Street Bank & Trust Co.	HKD	181	USD	23	07/03/12	—
State Street Bank & Trust Co.	HKD	214	USD	28	07/03/12	—
State Street Bank & Trust Co.	HKD	1,054	USD	136	07/03/12	—
State Street Bank & Trust Co.	HKD	427	USD	55	07/05/12	—
State Street Bank & Trust Co.	HKD	512	USD	66	07/05/12	—
State Street Bank & Trust Co.	HKD	869	USD	112	07/05/12	—
State Street Bank & Trust Co.	HKD	500	USD	64	09/19/12	—
State Street Bank & Trust Co.	JPY	2,212	USD	28	07/02/12	—
State Street Bank & Trust Co.	JPY	3,618	USD	45	07/02/12	—
State Street Bank & Trust Co.	JPY	2,242	USD	28	07/03/12	—

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	83

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	JPY	1,801	USD	23	07/05/12	—
State Street Bank & Trust Co.	JPY	8,000	USD	101	09/19/12	1
State Street Bank & Trust Co.	NOK	143	EUR	19	07/03/12	—
State Street Bank & Trust Co.	SEK	399	EUR	46	07/03/12	—
State Street Bank & Trust Co.	SGD	183	AUD	143	07/03/12	1
State Street Bank & Trust Co.	SGD	8	USD	6	07/02/12	—
State Street Bank & Trust Co.	SGD	119	USD	93	07/02/12	(1)
State Street Bank & Trust Co.	SGD	21	USD	17	07/03/12	—
State Street Bank & Trust Co.	SGD	23	USD	18	07/03/12	—
State Street Bank & Trust Co.	SGD	205	USD	160	07/03/12	(2)
State Street Bank & Trust Co.	SGD	91	USD	72	07/05/12	—
State Street Bank & Trust Co.	SGD	243	USD	192	07/05/12	—
State Street Bank & Trust Co.	SGD	100	USD	78	09/19/12	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						69

See accompanying notes which are an integral part of the financial statements.

84	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$—	$37,935	$—	$37,935	7.0
Austria	—	528	—	528	0.1
Brazil	1,384	—	—	1,384	0.2
Canada	21,577	—	—	21,577	4.0
China	—	1,846	—	1,846	0.3
Finland	—	936	—	936	0.2
France	—	20,461	—	20,461	3.8
Germany	—	7,046	—	7,046	1.3
Hong Kong	1,207	63,484	—	64,691	11.9
Indonesia	—	381	—	381	0.1
Italy	—	363	—	363	0.1
Japan	—	48,888	—	48,888	9.0
Netherlands	—	4,708	—	4,708	0.9
Norway	—	1,539	—	1,539	0.3
Philippines	—	1,326	—	1,326	0.2
Singapore	—	23,191	—	23,191	4.3
Sweden	—	5,438	—	5,438	1.0
Switzerland	—	1,368	—	1,368	0.2
United Kingdom	—	29,745	—	29,745	5.5
United States	241,278	510	—	241,788	44.6
Short-Term Investments	—	19,801	—	19,801	3.6
Other Securities	—	17,285	—	17,285	3.2

Total Investments	265,446	286,779	—	552,225	101.8

Other Assets and Liabilities, Net					(1.8)

					100.0

Other Financial Instruments
Futures Contracts	548	—	—	548	0.1
Foreign Currency Exchange Contracts	(18)	87	—	69	—	*

Total Other Financial Instruments**	$530	$87	$—	$617

*	Less than .05% of net assets.

**	Other financial instruments reflected, such as futures, forwards, interest rate swaps and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ended June 30, 2012 were less than 1% of net assets.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	85

Russell Investment Funds

Global Real Estate Securities Fund

Fair Value of Derivative Instruments — June 30, 2012 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$123
Daily variation margin on futures contracts*	561	—

Total	$561	$123

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$54
Daily variation margin on futures contracts*	13	—

Total	$13	$54

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,191	$—
Foreign currency-related transactions	—	(365)

Total	$1,191	$(365)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$215	$—
Foreign currency-related transactions	—	243

Total	$215	$243

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

86	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$468,044
Investments, at market**, ***	552,225
Cash (restricted)	1,570
Foreign currency holdings*	2,183
Unrealized appreciation on foreign currency exchange contracts	123
Receivables:
Dividends and interest	1,694
Dividends from affiliated Russell funds	3
Investments sold	4,864
Fund shares sold	12
Foreign taxes recoverable	30
Daily variation margin on futures contracts	508
Prepaid expenses	6

Total assets	563,218

Liabilities
Payables:
Investments purchased	2,995
Fund shares redeemed	286
Accrued fees to affiliates	361
Other accrued expenses	63
Unrealized depreciation on foreign currency exchange contracts	54
Payable upon return of securities loaned	17,245

Total liabilities	21,004

Net Assets	$542,214

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	87

Russell Investment Funds

Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,662
Accumulated net realized gain (loss)	(27,997)
Unrealized appreciation (depreciation) on:
Investments	84,181
Futures contracts	548
Foreign currency-related transactions	134
Shares of beneficial interest	379
Additional paid-in capital	481,307

Net Assets	$542,214

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$14.30
Net assets	$542,213,631
Shares outstanding ($.01 par value)	37,923,385
Amounts in thousands

* Foreign currency holdings - cost	$2,163
** Securities on loan included in investments	$16,788
*** Investments in affiliates, Russell U.S. Cash Management Fund, Russell Investment Funds Liquidating Trust and Russell U.S. Cash Collateral Fund	$37,086

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

88	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Statement of Operations — For the period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Dividends	$9,319
Dividends from affiliated Russell funds	14
Interest	2
Securities lending income	163
Less foreign taxes withheld	(352)

Total investment income	9,146

Expenses
Advisory fees	2,050
Administrative fees	128
Custodian fees	147
Transfer agent fees	11
Professional fees	40
Trustees’ fees	6
Miscellaneous	10

Total expenses	2,392

Net investment income (loss)	6,754

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	8,123
Futures contracts	1,191
Foreign currency-related transactions	(478)

Net realized gain (loss)	8,836

Net change in unrealized appreciation (depreciation) on:
Investments	50,568
Futures contracts	215
Foreign currency-related transactions	311

Net change in unrealized appreciation (depreciation)	51,094

Net realized and unrealized gain (loss)	59,930

Net Increase (Decrease) in Net Assets from Operations	$66,684

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	89

Russell Investment Funds

Global Real Estate Securities Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,754	$10,455
Net realized gain (loss)	8,836	(737)
Net change in unrealized appreciation (depreciation)	51,094	(45,106)

Net increase (decrease) in net assets from operations	66,684	(35,388)

Distributions
From net investment income	(4,931)	(11,195)

Net decrease in net assets from distributions	(4,931)	(11,195)

Share Transactions
Net increase (decrease) in net assets from share transactions	9,497	23,302
Fund Reimbursements	—	349

Total Net Increase (Decrease) in Net Assets	71,250	(22,932)

Net Assets
Beginning of period	470,964	493,896

End of period	$542,214	$470,964

Undistributed (overdistributed) net investment income included in net assets	$3,662	$1,839

See accompanying notes which are an integral part of the financial statements.

90	Global Real Estate Securities Fund

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Russell Investment Funds

Global Real Estate Securities Fund

Financial Highlights

For a Share Outstanding Throughout the Period

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
June 30, 2012(1)	12.65	.18	1.60	1.78	(.13)	—
December 31, 2011	13.92	.29	(1.25)	(.96)	(.31)	—
December 31, 2010	11.58	.33	2.29	2.62	(.28)	—
December 31, 2009	9.30	.30	2.41	2.71	(.43)	—
December 31, 2008	15.22	.38	(6.03)	(5.65)	(.27)	—
December 31, 2007	21.34	.35	(3.68)	(3.33)	(.47)	(2.32)

See accompanying notes which are an integral part of the financial statements.

92	Global Real Estate Securities Fund

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(d)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(e)	% Ratio of Expenses to Average Net Assets, Net(b)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(e)	% Portfolio Turnover Rate(d)
(.13)	14.30	14.11	542,214	.93	.93	2.63	32
(.31)	12.65	(7.05)	470,964	.95	.95	2.11	57
(.28)	13.92	22.92	493,896	.99	.99	2.62	150
(.43)	11.58	31.16	410,708	.97	.97	3.36	110
(.27)	9.30	(37.76)	303,416	.96	.96	2.72	71
(2.79)	15.22	(15.86)	488,809	.92	.92	1.75	77

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund	93

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2012 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
()	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø)	In default.
(ß)	Illiquid security.
(x)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(¥)	Unrounded units

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

94	Notes to Schedules of Investments

Russell Investment Funds

Notes to Financial Highlights — June 30, 2012 (Unaudited)

(1)	For the period ended June 30, 2012 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”), and for certain funds, custody credit arrangements.
(c)	Less than $.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Periods less than one year are annualized.
(f)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Notes to Financial Highlights	95

Russell Investment Funds

Notes to Financial Statements — June 30, 2012 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the market value such of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

96	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Funds estimate the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in the aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements	97

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for interim and annual periods beginning after December 15, 2011. Management does not believe the adoption of this update will have a material impact on the Funds’ financial statements.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At June 30, 2012, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending December 31, 2008 through December 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income dividend and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividend distributions are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays income distributions annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

98	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”) or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Non-U.S. and Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Non-U.S. and Global Real Estate Securities Funds may record a deferred tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2012. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Funds. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Funds. The Non-U.S. and Global Real Estate Securities Funds had $0 and $0, respectively in deferred tax liability as of June 30, 2012. The Non-U.S. and Global Real Estate Securities Funds had ($36,097) and $0 respectively in realized gain (loss) on investments for capital gains taxes for the period ended June 30, 2012.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds

Notes to Financial Statements	99

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of Operations, for the period ended June 30, 2012, if applicable, are disclosed in the Fair Value of Derivative Instruments presentation following each Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended June 30, 2012, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash reserves to markets and trade settlement

The Funds’ foreign currency contract notional dollar values fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2012	June 30, 2012

Non-U.S. Fund	$24,392,974	$44,033,099
Core Bond Fund	201,389,804	88,455,863
Global Real Estate Securities Fund	19,413,069	51,348,230

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2012	June 30, 2012
Non-U.S. Fund	$24,176,468	$43,904,601
Core Bond Fund	142,022,556	88,318,290
Global Real Estate Securities Fund	34,046,037	27,362,152

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

100	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended June 30, 2012, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

The Core Bond Fund’s options contracts outstanding values fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Option Contracts Outstanding
Quarter Ended	March 31, 2012	June 30, 2012
Core Bond Fund	45	36

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash reserves to markets
Aggressive Equity Fund	Exposing cash reserves to markets
Non-U.S. Fund	Exposing cash reserves to markets
Core Bond Fund	Return enhancement, hedging and exposing cash reserves to markets
Global Real Estate Securities Fund	Exposing cash reserves to markets

The Funds’ futures contracts outstanding values fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	March 31, 2012	June 30, 2012
Multi-Style Equity Fund	252	206
Aggressive Equity Fund	28	1
Non-U.S. Fund	275	369
Core Bond Fund	847	890
Global Real Estate Securities Fund	509	371

As of June 30, 2012, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures

Multi-Style Equity Fund	$1,350,000
Aggressive Equity Fund	120,000
Non-U.S. Fund	1,800,000
Core Bond Fund	672,000
Global Real Estate Securities Fund	1,570,000

Notes to Financial Statements	101

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default, index (total return) and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies followed by each paying the other a series of interest payments based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of June 30, 2012, the Core Bond Fund had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker
Core Bond Fund	$732,829	$985,779

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

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The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedule of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012, for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy

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party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended June 30, 2012, the Core Bond Fund entered into credit default swaps primarily for return enhancement and hedging.

The Core Bond Fund’s credit default swap contract notional amounts fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2012	June 30, 2012
Core Bond Fund	$91,505,298	$75,540,298

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended June 30, 2012, the Core Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.

The Core Bond Fund’s interest rate swap contract notional amounts fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2012	June 30, 2012
Core Bond Fund	$65,665,000	$53,300,000

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2012, none of the Funds entered into index swaps.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or

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assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. At June 30, 2012, the Core Bond Fund had no unfunded loan commitments.

Investments in Emerging Markets

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Core Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default This has become an increasing risk for collateral related to non-agency mortgages (e.g., sub-prime, Alternative A—paper (“Alt—A loans”)) and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

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Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

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Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of June 30, 2012, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal, Therefore, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

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Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. The Core Bond Fund and Non-U.S. Fund had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statement of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers securities.

On November 4, 2011, creditors of Lehman Brothers Holdings Inc. and its affiliated chapter 11 debtors (collectively, “Lehman Brothers”) voted to accept the Third Amended Joint Chapter 11 Plan of Lehman Brothers dated August 31, 2011 (the “Plan”). The Bankruptcy Court confirmed the Plan on December 6, 2011. Certain classes of creditors of Lehman Brothers received preliminary distributions in the first quarter of 2012. Pursuant to the Plan, there will be an initial distribution of “Available Cash” with semiannual distributions on each March 30th and September 30th thereafter. Reserved amounts that become available (through claims being disallowed or reduced, litigation being resolved, or distributions not being collected) will be included as Available Cash for the subsequent semi-annual distributions. Distributions will be made only to claimants holding “Allowed Claims” as of the relevant distribution date. The date for final distributions to creditors of Lehman Brothers is unknown.

3.	Investment Transactions

Securities

During the period ended June 30, 2012, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Multi-Style Equity Fund	$208,169,486	$227,301,353
Aggressive Equity Fund	150,328,312	156,846,510
Non-U.S. Fund	99,088,650	112,858,444
Core Bond Fund	150,949,567	130,359,231
Global Real Estate Securities Fund	163,109,589	156,039,864

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Core Bond Fund	$546,384,449	$559,563,837

Written Options Contracts

Transactions in written options contracts for the period ended June 30, 2012 were as follows:

	Core Bond Fund
	Number of Contracts	Premiums Received

Outstanding December 31, 2011	49	$752,110
Opened	127	192,972
Closed	(140)	(287,118)

Outstanding June 30, 2012	36	$657,964

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as

108	Notes to Financial Statements

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collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”), in short-term instruments, pooled collateral vehicles that invest in short term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by State Street.

Each Fund that participates in the securities lending program has most of the cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle managed by State Street Global Advisers. On December 3, 2010, the Funds redeemed in-kind out of SLQT realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIF Liquidating Trust, an unregistered fund managed by State Street.

As of June 30, 2012, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity Fund	$680,955	Pool of U.S. Government Securities
Aggressive Equity Fund	574,694	Pool of U.S. Government Securities
Non-U.S. Fund	711,840	Pool of U.S. Government Securities

Custodian

The Funds have entered into arrangements with their custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended June 30, 2012, the Funds’ custodian fees were not reduced under these arrangements.

Brokerage Commissions

The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC (“BNY”) and its global network of correspondent brokers. BNY is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through BNY and its correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through BNY and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through BNY based upon asset class, investment style and other factors. Brokerage and research services provided to RIMCo by BNY or other brokers include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) services that are required in connection therewith. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIF and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

BNY may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through BNY and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Money Commission once RIMCo’s research budget has been met, as determined annually in the Soft Money Commission budgeting process.

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Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of June 30, 2012, the Funds have invested $172,852,881 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $53,493,769 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

The advisory and administrative fees specified in the table below are based upon the average daily net assets of each Fund and are payable monthly.

	Annual Rate
Funds	Adviser	Administrator
Multi-Style Equity Fund	0.73%	.05%
Aggressive Equity Fund	0.90	.05
Non-U.S. Fund	0.90	.05
Core Bond Fund	0.55	.05
Global Real Estate Securities Fund	0.80	.05

The following shows the respective totals for advisory and administrative fees for the period ended June 30, 2012.

	Advisory	Administrative

Multi-Style Equity Fund	$1,432,878	$98,142
Aggressive Equity Fund	839,118	46,618
Non-U.S. Fund	1,540,273	85,571
Core Bond Fund	1,587,932	144,358
Global Real Estate Securities Fund	2,050,350	128,147

RIMCo has agreed to certain waivers of its advisory fees as follows:

For the Aggressive Equity Fund, RIMCo had contractually agreed, until April 30, 2012, to waive 0.06% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. Effective May 1, 2012 for the Aggressive Equity Fund, RIMCo has contractually agreed, until April 30, 2013, to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2012 was $52,947. There were no reimbursements during the period.

For the Non-U.S. Fund, RIMCo had contractually agreed, until April 30, 2012, to waive 0.06% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. Effective May 1, 2012 for the Non-U.S. Fund, RIMCo has contractually agreed, until April 30, 2013, to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2012 was $97,331. There were no reimbursements during the period.

For the Core Bond Fund, RIMCo had contractually agreed, until April 30, 2012, to waive 0.07% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. Effective May 1, 2012 for the Core Bond Fund, RIMCo has contractually agreed, until April 30, 2013, to waive 0.05% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2012 was $181,875. There were no reimbursements during the period.

Transfer and Dividend Disbursing Agent

RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this

110	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2012 were as follows:

Amount

Multi-Style Equity Fund	$8,636
Aggressive Equity Fund	4,102
Non-U.S. Fund	7,530
Core Bond Fund	12,703
Global Real Estate Securities Fund	11,277

Contributions from Adviser

Fund reimbursements presented in the Statements of Changes in Net Assets include payments by RIMCo to certain Funds made during the period ended December 31, 2011 to compensate for fund share transactions relating to the valuation of a portfolio holding, the SLQT, in which the Funds invested cash collateral received in securities lending transactions.

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, serves as distributor for the Investment Company, pursuant to the Distribution Agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2012 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund

Advisory fees	$224,456	$123,127	$218,103	$250,513	$338,028
Administration fees	15,374	7,243	12,829	25,080	21,127
Transfer agent fees	1,357	639	1,129	2,186	1,844
Trustee fees	517	130	393	—	206

	$241,704	$131,139	$232,454	$277,779	$361,205

Affiliated Brokerage Commissions

The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Amounts retained by RIS for the period ended June 30, 2012 were as follows:

Fund Name	Amount

Multi-Style Equity Fund	$12,039
Aggressive Equity Fund	21,135
Non-U.S. Fund	66,598
Core Bond Fund	40,535

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 38 funds, and RIF, which has 10 funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year, each of its interested Trustees a retainer of $65,000 per year and each Trustee $7,000 for each regularly scheduled meeting attended in person, $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending the regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair

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Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $75,000 per year. Ms. Cavanaugh is not compensated by the Russell Fund Complex for her service as Trustee.

5.	Federal Income Taxes

At December 31, 2011, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. For the fiscal year ending December 31, 2011, the Funds had no short-term or long-term capital losses which may be carried forward indefinitely.

Funds	12/31/2016	12/31/2017	Totals

Multi-Style Equity Fund	$—	$50,196,208	$50,196,208
Aggressive Equity Fund	—	33,997,250	33,997,250
Non-U.S. Fund	40,217,249	51,040,031	91,257,280
Global Real Estate Securities Fund	—	24,647,989	24,647,989

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund

Cost of Investments	$361,985,408	$184,261,824	$333,268,090	$666,093,016	$478,011,666

Unrealized Appreciation	$44,988,202	$15,304,402	$3,119,225	$17,758,941	$90,679,473
Unrealized Depreciation	(12,228,488)	(8,147,184)	(3,360,878)	(5,923,608)	(16,465,987)

Net Unrealized Appreciation (Depreciation)	$32,759,714	$7,157,218	$(241,653)	$11,835,333	$74,213,486

As permitted by tax regulations, the funds intend to defer a net realized capital loss incurred from November 1, 2011 to December 31, 2011, and treat it as arising in the fiscal year 2012. As of December 31, 2011, the Fund had realized a capital losses as follows:

Fund	12/31/2016

Multi-Style Equity Fund	$1,313,759
Aggressive Equity Fund	959,766
Non-U.S. Fund	3,328,358
Global Real Estate Securities Fund	2,036,911

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2012 and December 31, 2011 were as follows:

	2012		2011
	Shares	Dollars	Shares	Dollars

Multi-Style Equity Fund
Proceeds from shares sold	864	$12,374	2,272	$31,347
Proceeds from reinvestment of distributions	140	2,079	284	3,847
Payments for shares redeemed	(2,060)	(29,681)	(3,854)	(52,698)

Total increase (decrease)	(1,056)	$(15,228)	(1,298)	$(17,504)

Aggressive Equity Fund
Proceeds from shares sold	349	$4,302	1,277	$15,071
Proceeds from reinvestment of distributions	36	472	82	942
Payments for shares redeemed	(1,122)	(14,021)	(1,872)	(22,488)

Total increase (decrease)	(737)	$(9,247)	(513)	$(6,475)

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Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

	2012		2011
	Shares	Dollars	Shares	Dollars
Non-U.S. Fund
Proceeds from shares sold	1,390	$12,765	4,119	$39,765
Proceeds from reinvestment of distributions	367	3,601	603	6,023
Payments for shares redeemed	(3,269)	(30,492)	(2,983)	(29,666)

Total increase (decrease)	(1,512)	$(14,126)	1,739	$16,122

Core Bond Fund
Proceeds from shares sold	6,029	$64,238	9,039	$95,798
Proceeds from reinvestment of distributions	788	8,335	2,442	25,606
Payments for shares redeemed	(1,878)	(20,010)	(4,286)	(45,526)

Total increase (decrease)	4,939	$52,563	7,195	$75,878

	2012		2011
	Shares	Dollars	Shares	Dollars

Global Real Estate Securities Fund
Proceeds from shares sold	1,037	$14,292	2,665	$35,655
Proceeds from reinvestment of distributions	351	4,932	818	11,195
Payments for shares redeemed	(706)	(9,727)	(1,717)	(23,548)

Total increase (decrease)	682	$9,497	1,766	$23,302

7.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A lending fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the lending fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2012, the Funds did not borrow or loan through the interfund lending program.

8.	Record Ownership

As of June 30, 2012, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company accounts were the largest shareholder in each Fund.

	# of Shareholders	%

Multi-Style Equity Fund	2	79.0
Aggressive Equity Fund	2	79.7
Non-U.S. Fund	2	74.6
Core Bond Fund	3	84.4
Global Real Estate Securities Fund	2	91.6

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

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The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on a Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Aggressive Equity Fund - 0.7%
Cohu, Inc.	03/02/07	36,980	11.76	435	376
Flagstone Reinsurance Holdings SA	10/18/10	74,050	8.76	649	593
Methode Electronics, Inc.	05/10/04	44,821	8.82	395	382

					1,351

Core Bond Fund - 0.2%
Australia & New Zealand Banking Group, Ltd.	06/15/11	300,000	99.89	300	300
Adam Aircraft Industries	05/22/07	48,786	1.00	56	—
BNPP Mortgage Securities LLC	03/14/12	389,730	105.14	410	409
DG Funding Trust	11/04/03	49	10,537.12	516	365
Escrow GM Corp.	04/21/11	80,000	—	—	120
Vivendi SA	04/03/12	200,000	99.99	200	198
Washington Mutual Mortgage Pass Through Certificates	04/01/05	180,477	100.00	180	5

					1,397

Global Real Estate Securities Fund - 0.0%
BGP Holdings PLC	08/06/09	926,311	—	—	—

					—

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

10.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

114	Notes to Financial Statements

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Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held in person on April 24, 2012 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 16, 2012, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. The Independent Trustees also met in person on April 23, 2012, in executive session with their independent counsel, to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered RIMCo’s advice that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo managed directly a portion of one Fund’s assets employing a “select holdings strategy,” as described below, during 2011 and a portion of 2012, and generally directly manages the investment of each Fund’s cash. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. RIMCo may also manage a Fund’s assets to manage risk in the Fund’s investment portfolio. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and

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recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment advisory or security selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent or cash management fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing investment advisory and other services to the Funds since 2011 to the date of the Agreement Evaluation Meeting. At the Agreement Evaluation Meeting, RIMCo assured the Board that such changes have not resulted and are not expected to result in any diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds. The Board also discussed the impact of organizational changes on the compliance programs of the Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the Funds’ compliance programs.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed a portion—up to 10%—of the assets of the RIF Multi-Style Equity Fund (the “Participating Fund”) utilizing a select holdings strategy (the “select holdings strategy”) during 2011 and a portion of 2012, the actual allocation being determined by the Participating Fund’s RIMCo portfolio manager. The Board considered that the select holdings strategy utilized by RIMCo in managing such assets for the Participating Fund was designed to increase the Participating Fund’s exposure to stocks that were viewed as attractive by multiple Money Managers of the Participating Fund. The select holdings strategy was discontinued during 2012 with respect to the Participating Fund. The Board also considered the impact of the select holdings strategy upon the investment results of the Participating Fund. The Board considered that during the periods that the select holdings strategy was utilized, RIMCo was not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy was employed and that the profits derived by RIMCo generally, and from the Participating Fund consequently, may have increased incrementally. The Board, however, also considered RIMCo’s

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

advice that it paid certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurred additional costs in carrying out the select holdings strategy; the limited amount of assets that were managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment Advisory Fees paid by the Participating Fund were not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

With respect to the Funds’ Advisory Fees, the Third-Party Information showed that, on a contractual basis, the Advisory Fee for each of the RIF Aggressive Equity Fund, RIF Global Real Estate Securities Fund and RIF Core Bond Fund was ranked in the fourth quintile of its Expense Universe and the Advisory Fee for each of the RIF Multi-Style Equity Fund and RIF Non-U.S. Fund was ranked in the fifth quintile of its Expense Universe. On an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds), the Advisory Fee for the RIF Core Bond Fund was ranked in the third quintile of its Expense Universe but the actual Advisory Fee for each of the other Funds was ranked in the fourth quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparison was based upon the latest fiscal years for the Expense Universe funds. In assessing the Funds’ Advisory Fees, the Board focused on actual rather than contractual Advisory Fees. The Board considered RIMCo’s explanation of the reasons for these Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable notwithstanding such comparisons. The Board determined that it would continue to monitor those fees against the Funds’ Comparable Funds’ advisory fees.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.

The Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund appropriately reflected any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIF funds under the Board’s supervision are lower, and, in some cases, may be substantially lower, than the rates paid by RIF funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

In evaluating the Funds’ Advisory Fees, the Board noted that the total expenses for each of the RIF Aggressive Equity Fund, RIF Non-US Fund and RIF Global Real Estate Securities Fund were ranked in the second quintile of the Fund’s Expense Universe and that the total expenses for the RIF Multi-Style Equity Fund were ranked in the third quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

Basis for Approval of Investment Advisory Contracts	117

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

The Board concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 3-year period ended December 31, 2011 as most relevant but also considered the Funds’ performance for the 1- and 5-year periods ended such date.

In evaluating the performance of the Funds generally relative to their Comparable Funds, the Board, in addition to the factors described above, also considered RIMCo’s advice that many of the Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large cash positions uninvested in their investment portfolios. By contrast, the Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). In support of the Funds’ full investment strategy, RIMCo in the past has noted that investors manage their own cash positions based upon their personal investment goals, strategies and risk tolerances and generally expect Fund assets to be fully invested. RIMCo noted that the Funds’ full investment strategy generally will detract from relative performance in a declining market but may enhance the Funds’ relative performance in a rising market.

With respect to the RIF Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2011 and that its performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended such date. In these rankings, the first quintile represents funds with the best performance among funds in the Performance Universe and the fifth quintile represents funds with the poorest performance among the Performance Universe funds. RIMCo noted that the Fund changed its investment strategy from a U.S. focused strategy to a global strategy on October 1, 2010 and that the Fund’s underperformance relative to its Comparable Funds largely occurred after that change. RIMCo noted further that the Fund’s Comparable Funds primarily included U.S. real estate-focused funds while the Fund now pursues a global strategy. U.S. real estate securities significantly outperformed international property stocks in 2011. Moreover, 2010 and 2011 saw historically large dispersions in the performance of individual regions within the global real estate securities universe.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner and the periodically volatile capital market conditions since 2008 that continue to impact the Funds’ relative performance for the 3- and, where applicable, 5-year periods ended December 31, 2011. The Board also considered that a number of Money Manager changes were made in 2010 and 2011 and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

118	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Prior to the April 24, 2012 Agreement Evaluation Meeting, the Board of Trustees received a proposal from RIMCo at a meeting held on February 28, 2012, to effect a money manager change for the Aggressive Equity Fund. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 19, 2011 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

Subsequent to the April 24, 2012 Agreement Evaluation Meeting, the Board of Trustees received proposals from RIMCo at a meeting held on May 22, 2012, to effect a money manager change for the Non-U.S. Fund and the Core Bond Fund. In the case of each such proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 24, 2012 Agreement Evaluation Meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	119

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your insurance company for further details.

120	Shareholder Requests for Additional Information

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2012 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 38 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies and has been determined by the Board to be an “audit committee financial expert”; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. • 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	48	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	121

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES (continued)
## Daniel P. Connealy, Born June 6, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	48	• Director, Gold Banc Corporation until 2006
INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	48

•   Director, Avista Corp (electric utilities);

•   Trustee, Principal Investors Funds (investment company);

•   Trustee, Principal Variable Contracts Funds (investment company)

•   Trustee, WM Group of Funds until 2006 (investment company)

Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	48	None

##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the Funds and is therefore an interested Trustee.
*	Each Trustee is subject to mandatory retirement at age 72.

122	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,

2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr., Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	48	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	48	None
TRUSTEE EMERITUS
* George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	123

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,

2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees

•   Chief Compliance Officer, RIC

•   Chief Compliance Officer, RIF

•   Chief Compliance Officer, RIMCo

•   Chief Compliance Officer, RFSC

•   Chief Compliance Officer, Russell Exchange Traded Funds Trust

•   April 2002–May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•   President and CEO, RIC and RIF

•   Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•   Chairman of the Board, President and CEO, RFSC

•   Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•   May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•   2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•   1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•   Treasurer, Chief Accounting Officer and CFO, RIC, RIF and Russell Exchange Traded Funds Trust

•   Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•   Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees

•   1999 to 2010 Assistant Secretary, RIC and RIF

•   Associate General Counsel, FRC

•   Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

•   Secretary and Chief Legal Officer, RIC, RIF and Russell Exchange Traded Funds Trust

124	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

1200 Crown Colony Drive

CC1 – 5 North North

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

Money Managers as of June 30, 2012

Multi-Style Equity Fund

BlackRock Capital Management, Inc., Wilmington, DE

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management Inc, Florham Park, NJ

Suffolk Capital Management LLC, New York, NY

Sustainable Growth Advisers, LP, Stamford, CT

Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Conestoga Capital Advisors, LLC, Radnor, PA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management Inc, Florham Park, NJ

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management LLC, Spokane, WA

Non-U.S. Fund

Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX

MFS Institutional Advisors Inc., Boston, MA

Pzena Investment Management LLC, New York, NY

William Blair & Company L.L.C., Chicago, IL

Core Bond Fund

Colchester Global Investors Ltd, London, England

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Macro Currency Group — an investment group within Principal Global Investors LLC, Des Moines, IA*

Global Real Estate Securities Fund

AEW Capital Management LP, Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

*

Principal Global Investors LLC is the asset management arm of the Principal Financial Group® (The Principal®), which includes various member companies including Principal Global Investors, LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used herein, Macro Currency Group means Principal Global Investors, LLC.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Manager, Money Managers and Service Providers	125

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-072

2012 SEMI-ANNUAL REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

JUNE 30, 2012

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. These financial statements report on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2012 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Moderate Strategy Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2012	$1,000.00	$1,000.00
Ending Account Value June 30, 2012	$1,048.60	$1,024.37
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Moderate Strategy Fund	3

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 13.9%
RIC Russell U.S. Quantitative Equity Fund Class Y	160,585	5,145
RIF Aggressive Equity Fund	140,772	1,739
RIF Multi-Style Equity Fund	348,914	4,951

		11,835

Fixed Income - 58.8%
RIC Russell Global Opportunistic Credit Fund Class Y	163,625	1,702
RIC Russell Investment Grade Bond Fund Class Y	798,169	18,094
RIF Core Bond Fund	2,812,316	30,289

		50,085

	Shares	Market Value $
International Equities - 18.1%
RIC Russell Emerging Markets Fund Class Y	154,618	2,594
RIC Russell Global Equity Fund Class Y	832,161	6,907
RIF Non-U.S. Fund	652,172	5,870

		15,371

Real Assets - 9.2%
RIC Russell Commodity Strategies Fund Class Y	290,406	2,637
RIC Russell Global Infrastructure Fund Class Y	245,811	2,605
RIF Global Real Estate Securities Fund	183,407	2,623

		7,865

Total Investments - 100.0% (identified cost $78,890)		85,156

Other Assets and Liabilities, Net - (0.0%)		(20)

Net Assets - 100.0%		85,136

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Categories	% of Net Assets

Domestic Equities	13.9
Fixed Income	58.8
International Equities	18.1
Real Assets	9.2

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

4	Moderate Strategy Fund

Russell Investment Funds

Moderate Strategy Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$78,890
Investments, at market	85,156
Receivables:
Investments sold	11
From affiliates	6
Prepaid expenses	1

Total assets	85,174

Liabilities
Payables:
Fund shares redeemed	11
Accrued fees to affiliates	4
Other accrued expenses	23

Total liabilities	38

Net Assets	$85,136

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$38
Accumulated net realized gain (loss)	(3,405)
Unrealized appreciation (depreciation) on investments	6,266
Shares of beneficial interest	87
Additional paid-in capital	82,150

Net Assets	$85,136

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$9.74
Net assets	$85,135,689
Shares outstanding ($.01 par value)	8,739,400

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	5

Russell Investment Funds

Moderate Strategy Fund

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$638

Expenses
Advisory fees	82
Administrative fees	20
Custodian fees	11
Transfer agent fees	2
Professional fees	15
Trustees’ fees	1
Printing fees	5
Miscellaneous	7

Expenses before reductions	143
Expense reductions	(102)

Net expenses	41

Net investment income (loss)	597

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(229)
Capital gain distributions from Underlying Funds	92

Net realized gain (loss)	(137)
Net change in unrealized appreciation (depreciation) on investments	3,188

Net realized and unrealized gain (loss)	3,051

Net Increase (Decrease) in Net Assets from Operations	$3,648

See accompanying notes which are an integral part of the financial statements.

6	Statement of Operations

Russell Investment Funds

Moderate Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$597	$1,844
Net realized gain (loss)	(137)	196
Net change in unrealized appreciation (depreciation)	3,188	(2,125)

Net increase (decrease) in net assets from operations	3,648	(85)

Distributions
From net investment income	(659)	(1,745)
From net realized gain	(420)	—

Net decrease in net assets from distributions	(1,079)	(1,745)

Share Transactions
Net increase (decrease) in net assets from share transactions	7,511	22,313

Total Net Increase (Decrease) in Net Assets	10,080	20,483

Net Assets
Beginning of period	75,056	54,573

End of period	$85,136	$75,056

Undistributed (overdistributed) net investment income included in net assets	$38	$100

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	7

Russell Investment Funds

Moderate Strategy Fund

Financial Highlights

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
June 30, 2012(1)	9.41	.07	.39	.46	(.08)	(.05)	—
December 31, 2011	9.64	.27	(.26)	.01	(.24)	—	—
December 31, 2010	8.95	.42	.69	1.11	(.41)	—	(.01)
December 31, 2009	7.67	.36	1.34	1.70	(.37)	(.05)	—
December 31, 2008	9.99	.33	(2.32)	(1.99)	(.23)	(.10)	—
December 31, 2007(2)	10.00	.46	(.11)	.35	(.36)	— (g)	—

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)
(.13)	9.74	4.86	85,136	.35	.10	.73	9
(.24)	9.41	.12	75,056	.38	.10	2.80	10
(.42)	9.64	12.62	54,573	.44	.10	4.56	45
(.42)	8.95	23.09	35,671	.48	.10	4.40	21
(.33)	7.67	(20.39)	19,308	.53	.11	3.77	39
(.36)	9.99	3.54	8,654	2.01	.11	5.37	24

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	9

Russell Investment Funds

Balanced Strategy Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2012	$1,000.00	$1,000.00
Ending Account Value June 30, 2012	$1,052.50	$1,024.37
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

10	Balanced Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 24.0%
RIC Russell U.S. Quantitative Equity Fund Class Y	632,755	20,274
RIF Aggressive Equity Fund	739,131	9,128
RIF Multi-Style Equity Fund	1,751,588	24,855

		54,257

Fixed Income - 39.6%
RIC Russell Global Opportunistic Credit Fund Class Y	650,774	6,768
RIF Core Bond Fund	7,661,039	82,509

		89,277

	Shares	Market Value $
International Equities - 26.2%
RIC Russell Emerging Markets Fund Class Y	540,282	9,066
RIC Russell Global Equity Fund Class Y	2,729,813	22,658
RIF Non-U.S. Fund	3,046,014	27,414

		59,138

Real Assets - 10.2%
RIC Russell Commodity Strategies Fund Class Y	1,011,458	9,184
RIC Russell Global Infrastructure Fund Class Y	647,114	6,859
RIF Global Real Estate Securities Fund	486,614	6,959

		23,002

Total Investments - 100.0% (identified cost $211,644)		225,674

Other Assets and Liabilities, Net - (0.0%)		(33)

Net Assets - 100.0%		225,641

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Categories	% of Net Assets

Domestic Equities	24.0
Fixed Income	39.6
International Equities	26.2
Real Assets	10.2

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	11

Russell Investment Funds

Balanced Strategy Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$211,644
Investments, at market	225,674
Receivables:
Fund shares sold	211
From affiliates	5
Prepaid expenses	3

Total assets	225,893

Liabilities
Payables:
Investments purchased	206
Fund shares redeemed	5
Accrued fees to affiliates	10
Other accrued expenses	31

Total liabilities	252

Net Assets	$225,641

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(57)
Accumulated net realized gain (loss)	(8,715)
Unrealized appreciation (depreciation) on investments	14,030
Shares of beneficial interest	249
Additional paid-in capital	220,134

Net Assets	$225,641

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$9.05
Net assets	$225,640,785
Shares outstanding ($.01 par value)	24,934,211

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12	Statement of Assets and Liabilities

Russell Investment Funds

Balanced Strategy Fund

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$1,450

Expenses
Advisory fees	217
Administrative fees	54
Custodian fees	10
Transfer agent fees	5
Professional fees	21
Trustees’ fees	2
Printing fees	11
Miscellaneous	8

Expenses before reductions	328
Expense reductions	(220)

Net expenses	108

Net investment income (loss)	1,342

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,162)
Capital gain distributions from Underlying Funds	231

Net realized gain (loss)	(931)
Net change in unrealized appreciation (depreciation) on investments	9,952

Net realized and unrealized gain (loss)	9,021

Net Increase (Decrease) in Net Assets from Operations	$10,363

See accompanying notes which are an integral part of the financial statements.

Statement of Operations	13

Russell Investment Funds

Balanced Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,342	$4,410
Net realized gain (loss)	(931)	861
Net change in unrealized appreciation (depreciation)	9,952	(10,967)

Net increase (decrease) in net assets from operations	10,363	(5,696)

Distributions
From net investment income	(1,571)	(4,238)

Net decrease in net assets from distributions	(1,571)	(4,238)

Share Transactions
Net increase (decrease) in net assets from share transactions	15,780	53,881

Total Net Increase (Decrease) in Net Assets	24,572	43,947

Net Assets
Beginning of period	201,069	157,122

End of period	$225,641	$201,069

Undistributed (overdistributed) net investment income included in net assets	$(57)	$172

See accompanying notes which are an integral part of the financial statements.

14	Statements of Changes in Net Assets

(This page intentionally left blank)

Russell Investment Funds

Balanced Strategy Fund

Financial Highlights

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
June 30, 2012(1)	8.66	.06	.40	.46	(.07)	—	—
December 31, 2011	9.07	.21	(.42)	(.21)	(.20)	—	—
December 31, 2010	8.25	.31	.84	1.15	(.31)	—	(.02)
December 31, 2009	6.80	.26	1.47	1.73	(.24)	(.04)	—
December 31, 2008	9.93	.23	(2.88)	(2.65)	(.21)	(.27)	—
December 31, 2007(2)	10.00	.47	(.20)	.27	(.34)	— (g)	—

See accompanying notes which are an integral part of the financial statements.

16	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)
(.07)	9.05	5.25	225,641	.30	.10	.62	7
(.20)	8.66	(2.40)	201,069	.31	.10	2.36	8
(.33)	9.07	14.06	157,122	.36	.10	3.67	23
(.28)	8.25	26.23	105,185	.35	.09	3.62	8
(.48)	6.80	(27.70)	60,158	.35	.08	2.75	16
(.34)	9.93	2.73	35,697	.74	.08	5.37	11

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	17

Russell Investment Funds

Growth Strategy Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2012	$1,000.00	$1,000.00
Ending Account Value
June 30, 2012	$1,052.90	$1,024.37
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

18	Growth Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 29.5%
RIC Russell U.S. Quantitative Equity Fund Class Y	441,013	14,130
RIF Aggressive Equity Fund	631,190	7,795
RIF Multi-Style Equity Fund	1,136,530	16,127

		38,052

Fixed Income - 21.1%
RIC Russell Global Opportunistic Credit Fund Class Y	491,652	5,113
RIF Core Bond Fund	2,060,864	22,196

		27,309

	Shares	Market Value $
International Equities - 35.2%
RIC Russell Emerging Markets Fund Class Y	386,151	6,480
RIC Russell Global Equity Fund Class Y	2,183,797	18,125
RIF Non-U.S. Fund	2,315,303	20,838

		45,443

Real Assets - 14.2%
RIC Russell Commodity Strategies Fund Class Y	870,775	7,907
RIC Russell Global Infrastructure Fund Class Y	490,515	5,199
RIF Global Real Estate Securities Fund	365,926	5,233

		18,339

Total Investments - 100.0% (identified cost $123,013)		129,143

Other Assets and Liabilities, Net - (0.0%)		(28)

Net Assets - 100.0%		129,115

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Categories	% of Net Assets

Domestic Equities	29.5
Fixed Income	21.1
International Equities	35.2
Real Assets	14.2

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	19

Russell Investment Funds

Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$123,013
Investments, at market	129,143
Receivables:
Fund shares sold	2
From affiliates	5
Prepaid expenses	2

Total assets	129,152

Liabilities
Payables:
Investments purchased	2
Accrued fees to affiliates	6
Other accrued expenses	29

Total liabilities	37

Net Assets	$129,115

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(29)
Accumulated net realized gain (loss)	(6,713)
Unrealized appreciation (depreciation) on investments	6,130
Shares of beneficial interest	154
Additional paid-in capital	129,573

Net Assets	$129,115

Net Asset Value, offering and redemption price per share:
Net asset value per share(a):	$8.39
Net assets	$129,115,203
Shares outstanding ($.01 par value)	15,382,130

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

20	Statement of Assets and Liabilities

Russell Investment Funds

Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$619

Expenses
Advisory fees	123
Administrative fees	31
Custodian fees	11
Transfer agent fees	3
Professional fees	17
Trustees’ fees	1
Printing fees	7
Miscellaneous	7

Expenses before reductions	200
Expense reductions	(139)

Net expenses	61

Net investment income (loss)	558

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(504)
Capital gain distributions from Underlying Funds	52

Net realized gain (loss)	(452)
Net change in unrealized appreciation (depreciation) on investments	5,743

Net realized and unrealized gain (loss)	5,291

Net Increase (Decrease) in Net Assets from Operations	$5,849

See accompanying notes which are an integral part of the financial statements.

Statement of Operations	21

Russell Investment Funds

Growth Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$558	$2,114
Net realized gain (loss)	(452)	38
Net change in unrealized appreciation (depreciation)	5,743	(7,848)

Net increase (decrease) in net assets from operations	5,849	(5,696)

Distributions
From net investment income	(651)	(2,051)

Net decrease in net assets from distributions	(651)	(2,051)

Share Transactions
Net increase (decrease) in net assets from share transactions	12,438	28,634

Total Net Increase (Decrease) in Net Assets	17,636	20,887

Net Assets
Beginning of period	111,479	90,592

End of period	$129,115	$111,479

Undistributed (overdistributed) net investment income included innet assets	$(29)	$64

See accompanying notes which are an integral part of the financial statements.

22	Statements of Changes in Net Assets

(This page intentionally left blank)

Russell Investment Funds

Growth Strategy Fund

Financial Highlights

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
June 30, 2012(1)	8 .01	.04	.39	.43	(.05)	—	—
December 31, 2011	8 .57	.17	(.57)	(.40)	(.16)	—	—
December 31, 2010	7 .66	.23	.91	1 .14	(.22)	—	(.01)
December 31, 2009	6 .11	.19	1 .56	1 .75	(.17)	(.03)	—
December 31, 2008	9 .90	.15	(3 .46)	(3 .31)	(.14)	(.34)	—
December 31, 2007(2)	10 .00	.45	(.24)	.21	(.31)	—	—

See accompanying notes which are an integral part of the financial statements.

24	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)
(.05)	8 .39	5 .29	129,115	.33	.10	.49	7
(.16)	8 .01	(4 .73)	111,479	.34	.10	2 .02	10
(.23)	8 .57	15 .06	90,592	.39	.10	2 .88	29
(.20)	7 .66	29 .43	61,506	.40	.09	2 .80	6
(.48)	6 .11	(34 .73)	34,742	.40	.04	1 .85	10
(.31)	9 .90	2 .13	27,390	.84	.04	5 .05	3

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	25

Russell Investment Funds

Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2012	$1,000.00	$1,000.00
Ending Account Value
June 30, 2012	$1,056.40	$1,024.37
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

26	Equity Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 37.9%
RIC Russell U.S. Quantitative Equity Fund Class Y	157,462	5,045
RIF Aggressive Equity Fund	206,726	2,553
RIF Multi-Style Equity Fund	433,519	6,152

		13,750

Fixed Income - 6.0%
RIC Russell Global Opportunistic Credit Fund Class Y	207,314	2,156

International Equities - 41.1%
RIC Russell Emerging Markets Fund Class Y	151,368	2,540
RIC Russell Global Equity Fund Class Y	612,505	5,084
RIF Non-U.S. Fund	812,192	7,310

		14,934

	Shares	Market Value $
Real Assets - 15.1%
RIC Russell Commodity Strategies Fund Class Y	242,782	2,204
RIC Russell Global Infrastructure Fund Class Y	137,420	1,457
RIF Global Real Estate Securities Fund	127,977	1,830

		5,491

Total Investments - 100.1%
(identified cost $32,987)		36,331

Other Assets and Liabilities, Net - (0.1%)		(21)

Net Assets -100.0%		36,310

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Categories	% of Net Assets

Domestic Equities	37.9
Fixed Income	6.0
International Equities	41.1
Real Assets	15.1

Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)

100.0

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	27

Russell Investment Funds

Equity Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$32,987
Investments, at market	36,331
Receivables:
Fund shares sold	23
From affiliates	5

Total assets	36,359

Liabilities
Payables:
Investments purchased	23
Accrued fees to affiliates	2
Other accrued expenses	24

Total liabilities	49

Net Assets	$36,310

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(9)
Accumulated net realized gain (loss)	(5,700)
Unrealized appreciation (depreciation) on investments	3,344
Shares of beneficial interest	48
Additional paid-in capital	38,627

Net Assets	$36,310

Net Asset Value, offering and redemption price per share:
Net asset value per share(a)	$7.59
Net assets	$36,310,446
Shares outstanding ($.01 par value)	4,786,408

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

28	Statement of Assets and Liabilities

Russell Investment Funds

Equity Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$146

Expenses
Advisory fees	35
Administrative fees	9
Custodian fees	10
Transfer agent fees	1
Professional fees	14
Printing fees	2
Miscellaneous	7

Expenses before reductions	78
Expense reductions	(60)

Net expenses	18

Net investment income (loss)	128

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(185)

Net realized gain (loss)	(185)
Net change in unrealized appreciation (depreciation) on investments	1,734

Net realized and unrealized gain (loss)	1,549

Net Increase (Decrease) in Net Assets from Operations	$1,677

See accompanying notes which are an integral part of the financial statements.

Statement of Operations	29

Russell Investment Funds

Equity Growth Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$128	$514
Net realized gain (loss)	(185)	(91)
Net change in unrealized appreciation (depreciation)	1,734	(2,499)

Net increase (decrease) in net assets from operations	1,677	(2,076)

Distributions
From net investment income	(178)	(473)

Net decrease in net assets from distributions	(178)	(473)

Share Transactions
Net increase (decrease) in net assets from share transactions	3,966	6,578

Total Net Increase (Decrease) in Net Assets	5,465	4,029

Net Assets
Beginning of period	30,845	26,816

End of period	$36,310	$30,845

Undistributed (overdistributed) net investment income included in net assets	$(9)	$41

See accompanying notes which are an integral part of the financial statements.

30	Statements of Changes in Net Assets

(This page intentionally left blank)

Russell Investment Funds

Equity Growth Strategy Fund

Financial Highlights

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
June 30, 2012(1)	7.22	.03	.38	.41	(.04)	—	—
December 31, 2011	7.82	.13	(.61)	(.48)	(.12)	—	—
December 31, 2010	6.98	.14	.91	1.05	(.15)	—	(.06)
December 31, 2009	5.42	.12	1.56	1.68	(.09)	(.03)	—
December 31, 2008	9.83	.07	(3.92)	(3.85)	(.05)	(.51)	—
December 31, 2007(2)	10.00	.50	(.38)	.12	(.29)	—	—

See accompanying notes which are an integral part of the financial statements.

32	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)
(.04)	7.59	5.64	36,310	.45	.10	.37	7
(.12)	7.22	(6.22)	30,845	.49	.10	1.72	15
(.21)	7.82	15.09	26,816	.53	.10	1.89	42
(.12)	6.98	31.79	20,057	.59	.08	2.02	21
(.56)	5.42	(41.18)	12,613	.58	.04	.87	24
(.29)	9.83	1.25	13,006	1.36	.04	5.59	6

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	33

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2012 (Unaudited)

(1)	For the period ended June 30, 2012 (Unaudited).
(2)	For the period May 1, 2007 (commencement of operations) to December 31, 2007.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and reimbursed by Russell Investment Management Company (“RIMCo”).
(g)	Less than $.01 per share.
(h)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.

See accompanying notes which are an integral part of the financial statements.

34	Notes to Financial Highlights

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2012 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. These financial statements report on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) funds and other of the Investment Company’s Funds (together, the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

Type of Underlying Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Equity	28-38%	47-57%	62-72%	75-85%
Fixed Income	53-63	33-43	14-24	0-10
Real Asset	4-14	5-15	9-19	10-20

Asset Allocation Targets as of May 1, 2012*
	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Equity Underlying Funds
RIF Multi-Style Equity Fund	0-10%	5-15%	7-17%	10-20%
RIC Russell U.S. Quantitative Equity Fund	1-11	4-14	6-16	9-19
RIF Aggressive Equity Fund	0-7	0-9	1-11	2-12
RIF Non-U.S. Fund	4-14	10-20	14-24	18-28
RIC Russell Global Equity Fund	3-13	5-15	9-19	9-19
RIC Russell Emerging Markets Fund	0-8	0-9	0-10	2-12
Fixed Income Underlying Funds
RIC Russell Global Opportunistic Credit Fund	0-7	0-8	0-9	0-10
RIF Core Bond Fund	31-41	30-40	10-20	0
RIC Russell Investment Grade Bond Fund	5-25	0	0	0
Real Asset Underlying Funds**
RIC Russell Commodity Strategies Fund	0-8	0-9	1-11	1-11
RIC Russell Global Infrastructure Fund	0-8	0-8	0-9	0-9
RIF Global Real Estate Securities Fund	0-8	0-8	0-9	0-10

*	Prospectus dated May 1, 2012. As described above, actual asset allocation may vary.
**	A real asset is a tangible or physical asset that typically has intrinsic value. Examples of real assets include land, property, equipment, raw materials or infrastructure. The RIC Russell Commodity Strategies, RIC Russell Global Infrastructure and RIF Global Real Estate Securities Funds invest in securities that provide exposure to real assets.

Notes to Financial Statements	35

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments.

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended June 30, 2012 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company and distributes all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

Each Fund files a U. S. tax return. At June 30, 2012, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending December 31, 2008 through December 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50%

36	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Investment Transactions

Securities

During the period ended June 30, 2012, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

Moderate Strategy Fund	$14,887,605	$7,760,785
Balanced Strategy Fund	32,091,251	16,314,815
Growth Strategy Fund	21,273,506	8,873,782
Equity Growth Strategy Fund	6,523,312	2,596,041

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

Notes to Financial Statements	37

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2012.

	Advisory	Administrative

Moderate Strategy Fund	$81,680	$20,420
Balanced Strategy Fund	216,646	54,162
Growth Strategy Fund	122,717	30,679
Equity Growth Strategy Fund	34,740	8,685

RIMCo has contractually agreed, until April 30, 2013, to waive up to the full amount of its 0.20% advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.10% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

For the period ended June 30, 2012, RIMCo waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total
Moderate Strategy Fund	$81,680	$20,683	$102,363
Balanced Strategy Fund	216,646	2,928	219,574
Growth Strategy Fund	122,717	15,928	138,645
Equity Growth Strategy Fund	34,740	25,667	60,407

RIMCo and RFSC do not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees paid for the Funds presented herein for the period ended June 30, 2012 were as follows:

Amount

Moderate Strategy Fund	$1,797
Balanced Strategy Fund	4,766
Growth Strategy Fund	2,700
Equity Growth Strategy Fund	764

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment Company pursuant to a Distribution Agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2012 were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Administration fees	$3,430	$9,000	$5,082	$1,420
Transfer agent fees	302	800	453	127

	$3,732	$9,800	$5,535	$1,547

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company, which has 38 funds, and RIF, which has 10 funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year; each of its interested Trustees a retainer of $65,000 per year and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment

38	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh is not compensated by the Russell Fund Complex for her service as Trustee.

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended June 30, 2012, with Underlying Funds which are, or were, an affiliated company are as follows:

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Moderate Strategy Fund
RIF Aggressive Equity Fund	$1,739	$249	$149	$2	$4	$—
RIF Multi-Style Equity Fund	4,951	1,226	311	(2)	22	—
RIC Russell U.S. Quantitative Equity Fund	5,145	581	340	4	11	—
RIF Core Bond	30,289	4,240	1,738	(2)	346	92
RIC Russell Global Opportunistic Credit Fund	1,702	348	265	2	—	—
RIC Russell Investment Grade Bond Fund	18,094	3,947	1,259	(3)	152	—
RIF Non-U.S. Fund	5,870	1,177	2,469	(159)	73	—
RIC Russell Emerging Markets Fund	2,594	497	256	(27)	—	—
RIC Russell Global Equity Fund	6,907	1,369	731	(27)	—	—
RIF Global Real Estate Securities Fund	2,623	329	275	(3)	24	—
RIC Russell Commodity Strategies Fund	2,637	599	76	(12)	—	—
RIC Russell Global Infrastructure Fund	2,605	326	121	(2)	6	—

	$85,156	$14,888	$7,990	$(229)	$638	$92

Balanced Strategy Fund
RIF Aggressive Equity Fund	$9,128	$909	$571	$16	$22	$—
RIF Multi-Style Equity Fund	24,855	3,960	1,012	(23)	118	—
RIC Russell U.S. Quantitative Equity Fund	20,274	1,169	518	(2)	44	—
RIF Core Bond Fund	82,509	14,290	4,330	8	864	231
RIC Russell Global Opportunistic Credit Fund	6,768	844	587	4	—	—
RIF Non-U.S. Fund	27,414	3,657	8,066	(984)	324	—
RIC Russell Emerging Markets Fund	9,066	1,328	594	(80)	—	—
RIC Russell Global Equity Fund	22,658	3,165	1,287	(77)	—	—
RIF Global Real Estate Securities Fund	6,959	503	398	(13)	63	—
RIC Russell Commodity Strategies Fund	9,184	1,734	46	(8)	—	—
RIC Russell Global Infrastructure Fund	6,859	532	68	(3)	15	—

	$225,674	$32,091	$17,477	$(1,162)	$1,450	$231

Growth Strategy Fund
RIF Aggressive Equity Fund	$7,795	$769	$243	$(18)	$19	$—
RIF Multi-Style Equity Fund	16,127	2,658	852	(24)	80	—
RIC Russell U.S. Quantitative Equity Fund	14,130	1,098	226	(4)	31	—
RIF Core Bond Fund	22,196	6,821	1,876	3	198	52
RIC Russell Global Opportunistic Credit Fund	5,113	789	497	3	—	—
RIF Non-U.S. Fund	20,838	2,932	4,309	(352)	232	—
RIC Russell Emerging Markets Fund	6,480	1,002	356	(50)	—	—
RIC Russell Global Equity Fund	18,125	2,751	825	(50)	—	—
RIF Real Estate Securities Fund	5,233	340	161	(7)	47	—
RIC Russell Commodity Strategies Fund	7,907	1,627	27	(5)	—	—
RIC Russell Global Infrastructure Fund	5,199	487	6	—	12	—

	$129,143	$21,274	$9,378	$(504)	$619	$52

Notes to Financial Statements	39

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

Equity Growth Strategy Fund
RIF Aggressive Equity Fund	$2,553	$348	$147	$(4)	$6	$—
RIF Multi-Style Equity Fund	6,152	1,462	272	(6)	28	—
RIC Russell U.S. Quantitative Equity Fund	5,045	638	288	(4)	11	—
RIC Russell Global Opportunistic Credit Fund	2,156	685	201	—	—	—
RIF Non-U.S. Fund	7,310	1,251	1,329	(129)	80	—
RIC Russell Emerging Markets Fund	2,540	399	91	(10)	—	—
RIC Russell Global Equity Fund	5,084	749	137	(10)	—	—
RIF Global Real Estate Securities Fund	1,830	199	126	(4)	17	—
RIC Russell Commodity Strategies Fund	2,204	574	116	(15)	—	—
RIC Russell Global Infrastructure Fund	1,457	218	74	(3)	4	—

	$36,331	$6,523	$2,781	$(185)	$146	$—

5.	Federal Income Taxes

At December 31, 2011, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Funds	12/31/2017	12/31/2018	Totals

Balanced Strategy	$—	$442,086	$442,086
Growth Strategy	—	1,435,649	1,435,649
Equity Growth Strategy	215,85	720,380	936,215

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$82,272,225	$219,631,784	$128,026,150	$37,637,894

Unrealized Appreciation	3,013,721	7,296,666	1,683,432	186,896
Unrealized Depreciation	(130,170)	(1,254,695)	(566,585)	(1,494,275)

Net Unrealized Appreciation (Depreciation)	$2,883,551	$6,041,971	$1,116,847	$(1,307,379)

As permitted by tax regulations, the funds intend to defer a net realized capital loss incurred from November 1, 2011 to December 31, 2011, and treat it as arising in the fiscal year 2012. As of December 31, 2011, the below funds had realized a capital losses as follows:

Fund

Moderate Strategy Fund	$4,281
Balanced Strategy Fund	36,024
Growth Strategy Fund	70,848
Equity Growth Strategy Fund	7,559

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2012 and December 31, 2011 were as follows:

	2012		2011
	Shares	Dollars	Shares	Dollars

Moderate Strategy Fund
Proceeds from shares sold	1,144	$11,182	2,646	$25,578
Proceeds from reinvestment of distributions	110	1,079	183	1,744
Payments for shares redeemed	(487)	(4,750)	(518)	(5,009)

Total increase (decrease)	767	$7,511	2,311	$22,313

40	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	2012		2011
	Shares	Dollars	Shares	Dollars

Balanced Strategy Fund
Proceeds from shares sold	2,297	$20,995	6,359	$58,019
Proceeds from reinvestment of distributions	169	1,571	477	4,238
Payments for shares redeemed	(749)	(6,786)	(941)	(8,376)

Total increase (decrease)	1,717	$15,780	5,895	$53,881

Growth Strategy Fund
Proceeds from shares sold	1,700	$14,430	3,807	$32,607
Proceeds from reinvestment of distributions	75	653	249	2,050
Payments for shares redeemed	(312)	(2,645)	(702)	(6,023)

Total increase (decrease)	1,463	$12,438	3,354	$28,634

Equity Growth Strategy Fund
Proceeds from shares sold	765	$5,925	1,436	$11,225
Proceeds from reinvestment of distributions	23	176	64	473
Payments for shares redeemed	(274)	(2,135)	(655)	(5,120)

Total increase (decrease)	514	$3,966	845	$6,578

7.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A lending fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the lending fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending fund could result in reduced returns or additional borrowing costs. For the period ended June 30, 2012, the Funds did not borrow or loan through the interfund lending program.

8.	Record Ownership

As of June 30, 2012, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%

Moderate Strategy Fund	1	96.4
Balanced Strategy Fund	1	94.4
Growth Strategy Fund	1	91.9
Equity Growth Strategy Fund	2	97.8

9.	Subsequent Events

Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosures except the following:

As of August 15, 2012, the RIF LifePoints Funds are changing their asset allocations to new target allocations. The RIC Russell Multi-Strategy Alternative Fund and the RIC Russell U.S. Dynamic Equity Fund, both new Underlying Funds, will be added to the RIF LifePoints Funds allocations as part of the new target allocations.

Notes to Financial Statements	41

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

New Target Asset Allocation to Underlying Funds Effective August 15, 2012:

The following tables show the Underlying Funds in which each Fund will invest and the expected approximate target allocation to each Underlying Fund. However, the actual target strategic asset allocation on August 15, 2012 may vary slightly.

Expected Target Strategic Asset Allocation of the Funds to the Underlying Funds as of August 15, 2012*

Type of Underlying Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Equity	25-35%	44-54%	58-68%	70-80%
Fixed Income	53-63%	33-43%	14-24%	0-10%
Alternative	7-17%	8-18%	13-23%	15-25%

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Equity Underlying Funds
RIF Multi-Style Equity Fund	0-9%	2-12%	5-15%	7-17%
RIC Russell U.S. Defensive Equity Fund**	0-9%	0-10%	0-10%	1-11%
RIC Russell U.S. Dynamic Equity Fund***	0-7%	1-11%	1-11%	4-14%
RIF Aggressive Equity Fund	0-7%	0-9%	1-11%	2-12%
RIF Non-U.S. Fund	3-13%	9-19%	13-23%	17-27%
RIC Russell Global Equity Fund	2-13%	4-14%	8-18%	8-18%
RIC Russell Emerging Markets Fund	0-8%	0-9%	0-10%	1-11%
Fixed Income Underlying Funds
RIC Russell Global Opportunistic Credit Fund	0-8%	0-8%	0-9%	0-10%
RIF Core Bond Fund	31-41%	30-40%	10-20%	0%
RIC Russell Investment Grade Bond Fund	15-25%	0%	0%	0%
Alternative Underlying Funds#
RIC Russell Commodity Strategies Fund	0-8%	0-9%	1-11%	1-11%
RIC Russell Global Infrastructure Fund	0-8%	0-8%	0-9%	0-9%
RIF Global Real Estate Securities Fund	0-8%	0-8%	0-9%	0-10%
RIC Russell Multi-Strategy Alternative Fund***	0-8%	0-8%	0-9%	0-10%

*	Actual asset allocation may vary.
**	Effective August 15, 2012, the RIC Russell U.S. Quantitative Equity Fund changed its investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. The fund was renamed the RIC Russell U.S. Defensive Equity Fund.
***	The RIC Russell U.S. Dynamic Equity Fund and RIC Russell Multi-Strategy Alternative Fund are new Underlying Funds. Effective August 15, 2012, the RIC Russell U.S. Growth Fund changed its investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. The fund was renamed the RIC Russell U.S. Dynamic Equity Fund.
#	Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The RIC Russell Commodity Strategies, RIC Russell Global Infrastructure, RIF Russell Global Real Estate Securities and RIC Russell Multi-Strategy Alternative Funds seek these characteristics.

42	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts”) in which the Funds invest (the “Underlying Funds”) at a meeting held in person on April 24, 2012 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 16, 2012, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. The Independent Trustees also met in person on April 23, 2012, in executive session with their independent counsel, to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.
The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo managed directly a portion of one Underlying Fund’s assets employing a “select holdings strategy,” as described below, during 2011 and a portion of 2012, and generally directly manages the investment of each Underlying Fund’s cash. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. RIMCo may also manage a Fund’s assets to manage risk in the Fund’s investment portfolio. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct

Basis for Approval of Investment Advisory Contracts	43

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment advisory or security selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing investment advisory and other services to the Funds since 2011 to the date of the Agreement Evaluation Meeting. At the Agreement Evaluation Meeting, RIMCo assured the Board that such changes have not resulted and are not expected to result in any diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds or the

44	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Underlying Funds. The Board also discussed the impact of organizational changes on the compliance programs of the Funds, the Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed a portion — up to 10% — of the assets of the RIF Multi-Style Equity Fund (the “Participating Underlying Fund”) utilizing a select holdings strategy (the “select holdings strategy”) during 2011 and a portion of 2012, the actual allocation being determined by the Participating Underlying Fund’s RIMCo portfolio manager. The Board considered that the select holdings strategy utilized by RIMCo in managing such assets for the Participating Underlying Fund was designed to increase the Participating Underlying Fund’s exposure to stocks that were viewed as attractive by multiple Money Managers of the Participating Underlying Fund. The select holdings strategy was discontinued during 2012 with respect to the Participating Underlying Fund. The Board considered the impact of the select holdings strategy upon the investment results of the Participating Underlying Fund. The Board also considered that during the periods that the select holdings strategy was utilized for the Participating Underlying Fund, RIMCo was not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy was employed and that the profits derived by RIMCo generally, and from the Participating Underlying Fund consequently, may have increased incrementally. The Board, however, further considered RIMCo’s advice that it paid certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurred additional costs in carrying out the select holdings strategy; the limited amount of assets that were managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment Advisory Fees paid by the Participating Underlying Fund were not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds, the Underlying Funds and other RIF funds under the Board’s supervision, including the Underlying Funds, are lower, and, in some cases, may be substantially lower, than the rates paid by the RIF funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the

Basis for Approval of Investment Advisory Contracts	45

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ Advisory Fees, the Third-Party Information showed that the Advisory Fee for each Fund, on a contractual basis, was ranked in the fourth quintile of its Expense Universe but was ranked in the first quintile of its Expense Universe on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expenses Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. In assessing the Funds’ Advisory Fees, the Board focused on actual Advisory Fees.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Conservative Strategy Fund and the Moderate Strategy Fund were ranked in the second quintile of their Expense Universes. The total expenses for the Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, each were ranked in the fourth quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among the Expense Universe Funds and the fifth quintile represents funds with the highest total expenses among the Expense Universe Funds. The Board considered RIMCo’s advice with respect to the Balanced Strategy and Growth Strategy Fund that each Fund’s total expenses were within 5 basis points of the third quintile of its Expense Universe.

With respect to the Equity Growth Strategy Fund, the Board considered RIMCo’s explanation that the Fund has a higher equity allocation than its Comparable Funds. Equity funds generally have higher expense ratios than fixed income funds. The higher equity allocation of the Equity Growth Strategy Fund, and resulting higher indirect expenses of the Underlying Fund investments, made meaningful comparisons with its Comparable Funds difficult.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board, in addition to the factors described above, also considered RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large cash positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, but may enhance the Underlying Funds’ relative performance in a rising market.

The Board concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the periodically volatile capital market conditions since 2008.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be consistent with the interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc.,

46	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate, although RIMCo noted its intentions to recommend terminations of some Money Managers at the Board’s May 2012 meeting in connection with planned changes to the investment programs of certain Underlying Funds. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Prior to the April 24, 2012 Agreement Evaluation Meeting, the Board of Trustees received a proposal from RIMCo at a meeting held on February 28, 2012, to effect a money manager change for the Aggressive Equity Fund. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 19, 2011 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

Subsequent to the April 24, 2012 Agreement Evaluation Meeting, the Board of Trustees received proposals from RIMCo at a meeting held on May 22, 2012, to effect a money manager change for the RIC Russell U.S. Quantitative Equity Fund, RIC Russell Emerging Markets Fund, RIF Non-U.S. Fund, RIC Russell Global Opportunistic Credit Fund, RIC Russell Investment Grade Bond Fund and the Core Bond Fund. In the case of each such proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 24, 2012 Agreement Evaluation Meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	47

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2011 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your Insurance Company for further details.

48	Shareholder Requests for Additional Information

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2012

(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 38 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies and has been determined by the Board to be an “audit committee financial expert”; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. • 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	48	None

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	49

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES (continued)
##Daniel P. Connealy, Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	48	• Director, Gold Banc Corporation until 2006
INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	48

•   Director, Avista Corp (electric utilities);

•   Trustee, Principal Investors Funds (investment company);

•   Trustee, Principal Variable Contracts Funds (investment company)

•   Trustee, WM Group of Funds until 2006 (investment company)

Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	48	None

##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the Funds and is therefore an Interested Trustee.
*	Each Trustee is subject to mandatory retirement at age 72.

50	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr., Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	48	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	48	None
TRUSTEE EMERITUS
**George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

*	Each Trustee is subject to mandatory retirement at age 72.
**	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	51

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees

•   Chief Compliance Officer, RIC

•   Chief Compliance Officer, RIF

•   Chief Compliance Officer, RIMCo

•   Chief Compliance Officer, RFSC

•   Chief Compliance Officer, Russell Exchange Traded Funds Trust

•   April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•   President and CEO, RIC and RIF

•   Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•   Chairman of the Board, President and CEO, RFSC

•   Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•   May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•   2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•   1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•   Treasurer, Chief Accounting Officer and CFO, RIC, RIF and Russell Exchange Traded Funds Trust

•   Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•   Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific
Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees

•   1999 to 2010 Assistant Secretary, RIC and RIF

•   Associate General Counsel, FRC

•   Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

•   Secretary and Chief Legal Officer, RIC, RIF and Russell Exchange Traded Funds Trust

52	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

CC1-5 North

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

Money Managers of Underlying Funds as of June 30, 2012

RIC Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Numeric Investors LLC, Boston, MA

PanAgora Asset Management LLC, Boston, MA

RIF Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Conestoga Capital Advisors, LLC, Radnor, PA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

RIF Multi-Style Equity Fund

BlackRock Capital Management, Inc., Wilmington, DE

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Suffolk Capital Management, LLC, New York, NY

Sustainable Growth Advisers, LP, Stamford, CT

RIC Russell Global Opportunistic Credit Fund

DDJ Capital Management, LLC, Waltham, MA

Lazard Asset Management LLC, New York, NY

Oaktree Capital Management, L.P., Los Angeles, CA

Stone Harbor Investment Partners LP, New York, NY

RIC Russell Investment Grade Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Macro Currency Group — an investment group within Principal Global Investors LLC, New York, NY*

RIF Core Bond Fund

Colchester Global Investors Ltd, London, England

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Macro Currency Group — an investment group within Principal Global Investors LLC, Des Moines, IA*

RIC Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Delaware Management Company, a Series of Delaware Management Business Trust, Philadelphia, PA

Genesis Asset Managers, LLP, Guernsey, Channel Islands

Harding Loevner LP, Somerville, NJ

Principal Global Investors, LLC, Des Moines, IA

UBS Global Asset Management (Americas) Inc., Chicago, IL

Victoria 1522 Investments, LP, San Francisco, CA

RIC Russell Global Equity Fund

GLG Inc., New York, NY

Harris Associates, L.P., Chicago, IL MFS

MFS Institutional Advisors Inc., Boston, MA

Polaris Capital Management, LLC, Boston, MA

Sanders Capital, LLC, New York, NY

T. Rowe Price Associates, Inc., Baltimore, MD

*

Principal Global Investors LLC is the asset management arm of the Principal Financial Group® (The Principal®), which includes various member companies including Principal Global Investors, LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used herein, Macro Currency Group means Principal Global Investors, LLC.

Manager, Money Managers and Service Providers	53

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

RIF Non-U.S. Fund

Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX

MFS Institutional Advisors, Inc., Boston, MA

Pzena Investment Management, LLC, New York, NY

William Blair & Company LLC, Chicago, IL

RIC Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

CoreCommodity Management, LLC, Stamford, CT

(formerly Jefferies Asset Management, LLC)

RIC Russell Global Infrastructure Fund

Cohen & Steers Capital Management, Inc., New York, NY

Macquarie Capital Investment LLC, New York, NY

Nuveen Asset Management, LLC, Chicago, IL

RIF Global Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

54	Manager, Money Managers and Service Providers

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-188

2012 SEMI-ANNUAL REPORT

Russell

Investment Funds

LifePoints® Funds Variable Target Portfolio Series

JUNE 30, 2012

FUND

Conservative Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2012 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Conservative Strategy Fund

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy Charges.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2012	$1,000.00	$1,000.00
Ending Account Value
June 30, 2012	$1,041.90	$1,024.37
Expenses Paid During Period*	$0.51	$0.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Conservative Strategy Fund	3

Russell Investment Funds

Conservative Strategy Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 6.7%
RIC Russell U.S. Quantitative Equity Fund Class Y	995	32
RIF Multi-Style Equity Fund	2,634	37

		69

Fixed Income - 79.2%
RIC Russell Global Opportunistic Credit Fund Class Y	1,995	21
RIC Russell Investment Grade Bond Fund Class Y	9,524	216
RIC Russell Short Duration Bond Fund Class Y	9,532	185
RIF Core Bond Fund	36,269	391

		813

	Shares	Market Value $
International Equities - 8.9%
RIC Russell Global Equity Fund Class Y	6,454	53
RIF Non-U.S. Fund	4,186	38

		91

Real Assets - 6.2%
RIC Russell Commodity Strategies Fund Class Y	2,347	21
RIC Russell Global Infrastructure Fund Class Y	2,026	21
RIF Global Real Estate Securities Fund	1,509	22

		64

Total Investments - 101.0% (identified cost $1,016)		1,037

Other Assets and Liabilities, Net - (1.0%)		(10)

Net Assets - 100.0%		1,027

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Categories	% of Net Assets

Domestic Equities	6 .7
Fixed Income	79.2
International Equities	8 .9
Real Assets	6 .2

Total Investments	101.0
Other Assets and Liabilities, Net	(1.0)

100.0

See accompanying notes which are an integral part of the financial statements.

4	Conservative Strategy Fund

Russell Investment Funds

Conservative Strategy Fund

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$1,016
Investments, at market	1,037
Receivables:
From affiliates	4

Total assets	1,041

Liabilities
Payables:
Accrued fees to affiliates	—	*
Other accrued expenses	14

Total liabilities	14

Net Assets	$1,027

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1
Accumulated net realized gain (loss)	2
Unrealized appreciation (depreciation) on investments	21
Shares of beneficial interest	1
Additional paid-in capital	1,002

Net Assets	$1,027

Net Asset Value, offering and redemption price per share:
Net asset value per share(a)	$9.86
Net assets	$1,027,352
Shares outstanding ($.01 par value)	104,190

*	Less than $500.
(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	5

Russell Investment Funds

Conservative Strategy Fund

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$9

Expenses
Advisory fees	1
Administrative fees	—	*
Custodian fees	4
Transfer agent fees	—	*
Professional fees	4
Trustees’ fees	—	*
Printing fees	—	*
Miscellaneous	3

Expenses before reductions	12
Expense reductions	(12)

Net expenses	—	*

Net investment income (loss)	9

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1
Capital gain distributions from Underlying Funds	1

Net realized gain (loss)	2
Net change in unrealized appreciation (depreciation) on investments	35

Net realized and unrealized gain (loss)	37

Net Increase (Decrease) in Net Assets from Operations	$46

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

6	Statement of Operations

Russell Investment Funds

Conservative Strategy Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$9	$11
Net realized gain (loss)	2	5
Net change in unrealized appreciation (depreciation)	35	(14)

Net increase (decrease) in net assets from operations	46	2

Distributions
From net investment income	(8)	(11)
From net realized gain	(5)	—

Net decrease in net assets from distributions	(13)	(11)

Share Transactions
Net increase (decrease) in net assets from share transactions	20	983

Total Net Increase (Decrease) in Net Assets	53	974

Net Assets
Beginning of period	974	—

End of period	$1,027	$974

Undistributed (overdistributed) net investment income included in net assets	$1	$—

*	For the period May 3, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets	7

Russell Investment Funds

Conservative Strategy Fund

Financial Highlights

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(f)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Total Distributions

June 30, 2012(1)	9.59	.10	.30	.40	(.08)	(.05)		(.13)
December 31, 2011(2)	10.00	.29	(.49)	(.20)	(.21)	—	(g)	(.21)

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(c)(h)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)

9.86	4.19	1,027	2.54	.10	.98	55
9.59	(1.96)	974	18.39	.10	3.10	5

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2012 (Unaudited)

(1)	For the period ended June 30, 2012 (Unaudited).
(2)	For the period May 3, 2011 (commencement of operations) to December 31, 2011.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and reimbursed by Russell Investment Management Company (“RIMCo”).
(g)	Less than $.01 per share.
(h)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.

See accompanying notes which are an integral part of the financial statements.

10	Notes to Financial Highlights

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2012 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. These financial statements report on the Conservative Strategy Fund (the “Fund”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. The Fund is offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Fund seeks to achieve its objective by investing in a combination of Russell Investment Company (“RIC”) funds and other of the Investment Company’s Funds (together, the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. The Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Fund may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

Asset Allocation Targets as of May 1, 2012*

Type of Underlying Funds	Conservative Strategy Fund

Equity	11-21%
Fixed Income	73-83%
Real Asset	1-11%
Equity Underlying Funds
RIF Multi-Style Equity Fund	0-8%
RIC Russell U.S. Quantitative Equity Fund	0-8%
RIF Non-U.S. Fund	0-10%
RIC Russell Global Equity Fund	0-10%
Fixed Income Underlying Funds
RIC Russell Global Opportunistic Credit Fund	0-7%
RIF Core Bond Fund	33-43%
RIC Russell Investment Grade Bond Fund	15-25%
RIC Russell Short Duration Bond Fund	13-23%
Real Asset Underlying Funds**
RIC Russell Commodity Strategies Fund	0-7%
RIC Russell Global Infrastructure Fund	0-7%
RIF Global Real Estate Securities Fund	0-7%

*	Prospectus dated May 1, 2012. As described above, actual asset allocation may vary.
**	A real asset is a tangible or physical asset that typically has intrinsic value. Examples of real assets include land, property, equipment, raw materials or infrastructure. The RIC Russell Commodity Strategies, RIC Russell Global Infrastructure and RIF Global Real Estate Securities Funds invest in securities that provide exposure to real assets.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Notes to Financial Statements	11

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments.

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Fund’s investments for the period ended June 30, 2012 were Level 1.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

The Fund qualifies as a regulated investment company and distributes all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

The Fund files a U. S. tax return. At June 30, 2012, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund complies with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

12	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Investment Transactions

Securities

During the period ended June 30, 2012, purchases and sales of the Fund (excluding short-term investments) were as follows:

	Purchases	Sales

Conservative Strategy Fund	$584,094	$579,718

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo advises the Fund and Russell Fund Services Company (“RFSC”) is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Fund and are payable monthly. The following shows the total amount of each of these fees paid by the Fund for the period ended June 30, 2012.

	Advisory	Administrative

Conservative Strategy Fund	$984	$246

RIMCo has contractually agreed, until April 30, 2013, to waive up to the full amount of its 0.20% advisory fee and then reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.10% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

Notes to Financial Statements	13

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

For the period ended June 30, 2012, RIMCo waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total

Conservative Strategy Fund	$984	$11,026	$12,010

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Fund for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees paid for the Fund presented herein for the period ended June 30, 2012 were as follows:

Amount

Conservative Strategy Fund	$22

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment Company pursuant to a Distribution Agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2012 were as follows:

Conservative Strategy Fund

Administration fees	$38
Transfer agent fees	3

$41

Board of Trustees

The Russell Fund Complex consists of RIC, which has 38 funds, and RIF, which has 10 funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year; each of its interested Trustees a retainer of $65,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person, $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh is not compensated by the Russell Fund Complex for her service as Trustee.

14	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended June 30, 2012, with Underlying Funds which are, or were, an affiliated company are as follows:

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions
Conservative Strategy Fund
RIF Multi-Style Equity Fund	$37	$25	$20	$1	$—	$—
RIC Russell U.S. Quantitative Equity Fund	32	18	19	1	—	—
RIF Core Bond Fund	391	206	206	—	4	1
RIC Russell Global Opportunistic Credit Fund	21	14	15	—	—	—
RIC Russell Investment Grade Bond Fund	216	122	110	—	2	—
RIC Russell Short Duration Bond Fund	185	99	95	—	2	—
RIF Non-U.S. Fund	38	30	44	—	1	—
RIC Russell Global Equity Fund	53	33	32	—	—	—
RIF Global Real Estate Securities Fund	22	12	13	—	—	—
RIC Russell Commodity Strategies Fund	21	13	12	(1)	—	—
RIC Russell Global Infrastructure Fund	21	12	12	—	—	—

	$1,037	$584	$579	$1	$9	$1

5.	Federal Income Taxes

At December 31, 2011, the Fund did not have any capital loss carryforward. Should the Fund have capital loss carryforwards, they may be applied against any net realized taxable gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for tax purposes was as follows:

Conservative Strategy Fund

Cost of Investments	$1,018,064

Unrealized Appreciation	21,250
Unrealized Depreciation	(1,887)

Net Unrealized Appreciation (Depreciation)	$19,363

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2012 and December 31, 2011 were as follows:

	Shares		Dollars
Conservative Strategy Fund	2012	2011*	2012	2011*

Proceeds from shares sold	55	101	$536	$973
Proceeds from reinvestment of distributions	1	1	13	10
Payments for shares redeemed	(53)	—	(529)	—

Total increase (decrease)	3	102	$20	$983

*	For the period May 3, 2011 (commencement of operations) to December 31, 2011.

Notes to Financial Statements	15

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

7.	Interfund Lending Program

The Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). The Fund may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A lending fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the lending fund. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2012, the Fund did not borrow or loan through the interfund lending program.

8.	Record Ownership

As of June 30, 2012, the following table includes shareholders of record with greater than 10% of the total outstanding shares of the Fund.

	# of Shareholders	%

Conservative Strategy Fund	1	100.0

9.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosures except the following:

As of August 15, 2012, the RIF LifePoints Funds are changing their asset allocations to new target allocations. The RIC Russell Multi-Strategy Alternative Fund and the RIC Russell U.S. Dynamic Equity Fund, both new Underlying Funds, will be added to the RIF LifePoints Funds allocations as part of the new target allocations.

New Target Asset Allocation to Underlying Funds Effective August 15, 2012:

The following table shows the Underlying Funds in which the Fund will invest and the expected approximate target allocation to each Underlying Fund. However, the actual target strategic asset allocation on August 15, 2012 may vary slightly.

Expected Target Strategic Asset Allocation of the Fund to the Underlying Funds as of August 15, 2012*

Type of Underlying Fund	Conservative Strategy Fund	Type of Underlying Fund	Conservative Strategy Fund
Equity	9-19%	Fixed Income Underlying Funds
Fixed Income	73-83%	RIC Russell Global Opportunistic Credit Fund	0-7%
Alternative	3-13%	RIF Core Bond Fund	33-43%
Equity Underlying Funds		RIC Russell Investment Grade Bond Fund	15-25%
RIF Multi-Style Equity Fund	0-7%	RIC Russell Short Duration Bond Fund	13-23%
RIC Russell U.S. Defensive Equity Fund**	0-8%	Alternative Underlying Funds#
RIC Russell U.S. Dynamic Equity Fund***	0-6%	RIC Russell Commodity Strategies Fund	0-7%
RIF Non-U.S. Fund	0-9%	RIC Russell Global Infrastructure Fund	0-7%
RIC Russell Global Equity Fund	0-9%	RIF Global Real Estate Securities Fund	0-7%
		RIC Russell Multi-Strategy Alternative Fund***	0-7%

*	Actual asset allocation may vary.
**	Effective August 15, 2012. the RIC Russell U.S. Quantitative Equity Fund changed its investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. The fund was renamed the RIC Russell U.S. Defensive Equity Fund.
***	The RIC Russell U.S. Dynamic Equity Fund and RIC Russell Multi-Strategy Alternative Fund are new Underlying Funds. Effective August 15, 2012, the RIC Russell U.S. Growth Fund changed its investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. The fund was renamed the RIC Russell U.S. Dynamic Equity Fund.
#	Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The RIC Russell Commodity Strategies, RIC Russell Global Infrastructure, RIF Russell Global Real Estate Securities and RIC Russell Multi-Strategy Alternative Funds seek these characteristics.

16	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts”) in which the Fund invests (the “Underlying Funds”) at a meeting held in person on April 24, 2012 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund’s and Underlying Funds’ shares, management of the Fund and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Fund and the Underlying Funds. In the case of the Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. The Third-Party Information may reflect changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Fund and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Fund and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 16, 2012, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Fund’s management were present and, on the basis of that review, requested additional Agreement Evaluation Information. The Independent Trustees also met in person on April 23, 2012, in executive session with their independent counsel, to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Fund and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board at the Agreement Evaluation Meeting as part of this review encompassed the Fund and all other RIMCo-managed funds for which the Board has supervisory responsibility. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of the Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of the Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo managed directly a portion of one Underlying Fund’s assets employing a “select holdings strategy,” as described below, during 2011 and a portion of 2012, and generally directly manages the investment of each Underlying Fund’s cash. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. RIMCo may also manage the Fund’s assets to manage risk in the Fund’s investment portfolio. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct

Basis for Approval of Investment Advisory Contracts	17

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Fund and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment advisory or security selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Fund or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of the Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of the Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to the Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Fund, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Fund’s operations of significant changes in RIMCo’s senior management and other personnel providing investment advisory and other services to the Fund since 2011 to the date of the Agreement Evaluation Meeting. At the Agreement Evaluation Meeting, RIMCo assured the Board that such changes have not resulted and are not expected to result in any diminution in the nature, scope or quality of the investment advisory or other services provided to the Fund or the Underlying

18	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Funds. The Board also discussed the impact of organizational changes on the compliance programs of the Fund, the Underlying Funds and RIMCo with the Fund’s Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Fund or the Underlying Funds.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed a portion—up to 10%—of the assets of the RIF Multi-Style Equity Fund (the “Participating Underlying Fund”) utilizing a select holdings strategy (the “select holdings strategy”) during 2011 and a portion of 2012, the actual allocation being determined by the Participating Underlying Fund’s RIMCo portfolio manager. The Board considered that the select holdings strategy utilized by RIMCo in managing such assets for the Participating Underlying Fund was designed to increase the Participating Underlying Fund’s exposure to stocks that were viewed as attractive by multiple Money Managers of the Participating Underlying Fund. The select holdings strategy was discontinued during 2012 with respect to the Participating Underlying Fund. The Board considered the impact of the select holdings strategy upon the investment results of the Participating Underlying Fund. The Board also considered that during the periods that the select holdings strategy was utilized for the Participating Underlying Fund, RIMCo was not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy was employed and that the profits derived by RIMCo generally, and from the Participating Underlying Fund consequently, may have increased incrementally. The Board, however, further considered RIMCo’s advice that it paid certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurred additional costs in carrying out the select holdings strategy; the limited amount of assets that were managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment Advisory Fees paid by the Participating Underlying Fund were not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Fund’s and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of the Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered the Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

The Board considered for the Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for the Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for the Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Fund, the Underlying Funds and other RIF funds under the Board’s supervision, including the Underlying Funds, are lower, and, in some cases, may be substantially lower, than the rates paid by the RIF funds supervised by the Board, including the Fund. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Fund must constantly issue and redeem its shares, it is more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Fund is subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Fund and Underlying Funds and all of the Fund’s and Underlying Funds’ officers. Accordingly, the Trustees

Basis for Approval of Investment Advisory Contracts	19

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LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

concluded that the services provided to the Fund and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Fund’s Advisory Fees, the Third-Party Information showed that the Advisory Fee for the Fund, on a contractual basis, was ranked in the fourth quintile of its Expense Universe but was ranked in the first quintile of its Expense Universe on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to the Fund’s Comparable Funds). In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expenses Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. In assessing the Fund’s Advisory Fees, the Board focused on actual Advisory Fees.

With respect to the Fund’s total expenses, the Third-Party Information showed that the total expenses for the Fund were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among the Expense Universe Funds and the fifth quintile represents funds with the highest total expenses among the Expense Universe Funds. On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of the Fund and each Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or Underlying Funds; (2) the relative expense ratio of the Fund and each Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In evaluating the performance of the Fund and Underlying Funds generally relative to their Comparable Funds, the Board, in addition to the factors described above, also considered RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large cash positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Fund, in a declining market, but may enhance the Underlying Funds’ relative performance in a rising market.

The Board concluded that, under the circumstances, the performance of the Fund was consistent with continuation of the RIMCo Agreement. In evaluating performance, the Board considered the Fund’s and each Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to the Fund’s performance relative to its Comparable Funds. In assessing the Fund’s performance relative to its Comparable Funds or benchmark or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the periodically volatile capital market conditions since 2008.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be consistent with the interests of the Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Fund’s CCO regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate, although RIMCo noted its intentions to recommend terminations of some Money Managers at the Board’s May 2012 meeting in connection with planned changes to the investment programs of certain Underlying Funds. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes

20	Basis for Approval of Investment Advisory Contracts

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LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by the Fund and each Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of the Fund and each Underlying Fund.

Prior to the April 24, 2012 Agreement Evaluation Meeting, the Board of Trustees received a proposal from RIMCo at a meeting held on February 28, 2012, to effect a money manager change for the Aggressive Equity Fund. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 19, 2011 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

Subsequent to the April 24, 2012 Agreement Evaluation Meeting, the Board of Trustees received proposals from RIMCo at a meeting held on May 22, 2012, to effect a money manager change for the RIC Russell U.S. Quantitative Equity Fund, RIC Russell Emerging Markets Fund, RIF Non-U.S. Fund, RIC Russell Global Opportunistic Credit Fund, RIC Russell Investment Grade Bond Fund, RIF Core Bond Fund and RIC Russell Short Duration Bond Fund. In the case of each such proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 24, 2012 Agreement Evaluation Meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	21

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2011 are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Fund’s prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

22	Shareholder Requests for Additional Information

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2012 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 38 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an “audit committee financial expert”; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh, has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales–Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. • 1997 to 2007, President–WM Funds Distributor & Shareholder Services/WM Financial Services	48	None
## Daniel P. Connealy, Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	48	• Director, Gold Banc Corporation until 2006

#	Ms Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
##	Mr. Connealy is an officer of a broker dealer that distributes shares of the Funds and is therefore an interested Trustee.
*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	23

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	48

• Director, Avista Corp (electric utilities);

• Trustee, Principal Investors Funds (investment company);

• Trustee, Principal Variable Contracts Funds (investment company)

• Trustee, WM Group of Funds until 2006 (investment company)

Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	48	None

*	Each Trustee is subject to mandatory retirement at age 72.

24	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr., Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None

Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	48	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	48	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	25

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
* George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

*Mr.	Russell is also a director emeritus of one or more affiliates of RIC and RIF.

26	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees

•Chief Compliance Officer, RIC

•Chief Compliance Officer, RIF

•Chief Compliance Officer, RIMCo

•Chief Compliance Officer, RFSC

•Chief Compliance Officer, Russell Exchange Traded Funds Trust

•April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

•President and CEO, RIC and RIF

•Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•Chairman of the Board, President and CEO, RFSC

•Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•2007 to January 2009, Senior Vice President, National Sales–Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•1997 to 2007, President–WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•Treasurer, Chief Accounting Officer and CFO, RIC, RIF and Russell Exchange Traded Funds Trust

•Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	•Chief Investment Officer, RIC and RIF •Director, FRC •Chairman of the Board, President and CEO, RIMCo •1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees

•1999 to 2010 Assistant Secretary, RIC and RIF

•Associate General Counsel, FRC

•Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

•Secretary and Chief Legal Officer, RIC, RIF and Russell Exchange Traded Funds Trust

Disclosure of Information about Fund Trustees and Officers	27

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

1301Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

CC1-5 North

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

Money Managers of Underlying Funds as of June 30, 2012

RIC Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

INTECH Investment Management I, West Palm Beach, FL

Jacobs Levy Equity Management Inc, Florham Park, NJ

Numeric Investors LLC, Boston, MA

PanAgora Asset Management Inc, Boston, MA

RIF Multi-Style Equity Fund

BlackRock Capital Management, Inc., Wilmington, DE

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management Inc, Florham Park, NJ

Suffolk Capital Management LLC, New York, NY

Sustainable Growth Advisers, LP, Stamford, CT

RIC Russell Global Opportunistic Credit Fund

DDJ Capital Management LLC, Waltham, MA

Lazard Asset Management LLC, New York, NY

Oaktree Capital Management, L.P., Los Angeles, CA

Stone Harbor Investment Partners LP, New York, NY

RIC Russell Investment Grade Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Macro Currency Group — an investment group within Principal Global Investors LLC, Des Moines, IA*

RIC Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

Wellington Management Company, LLP, Boston, MA

RIF Core Bond Fund

Colchester Global Investors Ltd, London, England

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Macro Currency Group — an investment group within Principal Global Investors LLC, Des Moines, IA*

RIC Russell Global Equity Fund

GLG Inc., New York, NY

Harris Associates LP, Chicago, IL

MFS Institutional Advisors Inc., Boston, MA

Polaris Capital Management, LLC, Boston, MA

Sanders Capital, LLC, New York, NY

T. Rowe Price Associates, Inc., Baltimore, MD

RIF Non-U.S. Fund

Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX

MFS Institutional Advisors, Inc., Boston, MA

Pzena Investment Management, LLC, New York, NY

William Blair & Company L.L.C., Chicago, IL

*

Principal Global Investors LLC is the asset management arm of the Principal Financial Group® (The Principal ®), which includes various member companies including Principal Global Investors, LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used herein, Macro Currency Group means Principal Global Investors, LLC.

28	Manager, Money Managers and Service Providers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

1301Second Avenue, Seattle, Washington 98101

(800) 787-7354

RIC Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

CoreCommodity Management, LLC, Stamford, CT (formerly Jefferies Asset Management, LLC)

RIC Russell Global Infrastructure Fund

Cohen & Steers Capital Management, Inc., New York, NY

Macquarie Capital Investment Management LLC, New York, NY

Nuveen Asset Management, LLC, Chicago, IL

RIF Global Real Estate Securities Fund

AEW Capital Management L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

This report is prepared from the books and records of the Fund and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Manager, Money Managers and Service Providers	29

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-432

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 31, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 31, 2012